1933 Act No. 333-36047
                                                       1940 Act No. 811-08363


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [ ]
    Pre-Effective Amendment No.                                             [ ]
    Post-Effective Amendment No. 6                                          [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [ ]
     Amendment No. 6                                                        [X]


                          EVERGREEN SELECT EQUITY TRUST

               (Exact Name of Registrant as Specified in Charter)

              200 Berkeley Street, Boston, Massachusetts 02116-5034
                    (Address of Principal Executive Offices)

                                 (617) 210-3200
                         (Registrant's Telephone Number)


                           Michael H. Koonce, Esquire
                               200 Berkeley Street
                           Boston, Massachusetts 02116
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective:
[ ]  immediately upon filing pursuant to paragraph (b)
[X]  on November 1, 1998 pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(i)
[ ]  on (date) pursuant to paragraph (a)(i)
[ ]  75 days after filing pursuant to paragraph (a)(ii)
[ ]  on (date) pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment
[ ]  60 days after filing pursuant to paragraph (a)(i)
[ ]  on (date) pursuant to paragraph (a)(i)

                          EVERGREEN SELECT EQUITY TRUST

                      CONTENTS OF POST-EFFECTIVE NO. 6 TO
                           REGISTRATION STATEMENT ON
                                   FORM N-1A

         This Post-Effective Amendment No. 6 to Registrant's Registration Statement No. 333-36047/811-08363 consists of the following pages, items of information and documents, together with the exhibits indicated in Part C as being filed herewith.

                                  Facing Sheet

                                 Contents Page

                             Cross-Reference Sheet


                                     PART A

     Prospectuses for the Institutional Shares and Institutional Service Shares of Evergreen Select Strategic Value Fund, Evergreen Select Diversified Value Fund, Evergreen Select Large Cap Blend Fund, Evergreen Select Common Stock Fund, Evergreen Select Strategic Growth Fund, Evergreen Select Equity Income Fund, Evergreen Select Small Company Value Fund, Evergreen Select Social Principles Fund, Evergreen Select Balanced Fund, Evergreen Select Equity Index Fund, Evergreen Select Special Equity Fund and Evergreen Select Small Cap Growth Fund are contained herein.

     Prospectus for the Charitable Shares of Evergreen Select Large Cap Blend Fund and Evergreen Select Social Principles Fund is contained herein.

     Prospectus for the Class A and Class B Shares of Evergreen Select Equity Index Fund is contained herein.


                                     PART B

    Statement of Additional Information for Evergreen Select Strategic Value Fund, Evergreen Select Diversified Value Fund, Evergreen Select Large Cap Blend Fund, Evergreen Select Common Stock Fund, Evergreen Select Strategic Growth Fund, Evergreen Select Equity Income Fund, Evergreen Select Small Company Value Fund, Evergreen Select Social Principles Fund, Evergreen Select Balanced Fund, Evergreen Select Equity Index Fund, Evergreen Select Special Equity Fund and Evergreen Select Small Cap Growth Fund is contained herein.


                                     PART C

                                    Exhibits

                           Number of Security Holders

                                Indemnification

                         Business and Other Connections
                             of Investment Advisors

                             Principal Underwriter

                        Location of Accounts and Records

                                   Signatures

                         EVERGREEN SELECT EQUITY TRUST

                             CROSS REFERENCE SHEET

            Pursuant to Rule 481(a) under the Securities Act of 1993

ITEM OF PART A OF FORM N-1A                       LOCATION IN THE PROSPECTUS

Item 1.   Cover Page                              Cover Page
Item 2.   Synopsis and Fee Table                  Cover Page; Expenses
Item 3.   Condensed Financial Information         Financial Highlights
Item 4.   General Description of Registrant       Cover Page; Fund Descriptions
Item 5.   Management of the Fund                  Fund Descriptions
Item 6.   Capital Stock and Other Securities      Fund Descriptions; Buying and
                                                  Selling Shares
Item 7.   Purchase of Securities Being Offered    Buying and Selling Shares
Item 8.   Redemption or Repurchase                Buying and Selling Shares
Item 9.   Pending Legal Proceedings               Not Applicable


                                                  LOCATION IN STATEMENT OF
ITEM IN PART B OF FORM N-1A                       ADDITIONAL INFORMATION

Item 10.  Cover Page                              Cover Page
Item 11.  Table of Contents                       Table of Contents
Item 12.  General Information and History         Trust Organization
Item 13.  Investment Objectives and Policies      Investment Policies
Item 14.  Management of the Fund                  Investment Advisory and Other
                                                  Services; Management of the
                                                  Trust
Item 15.  Control Persons and Principal           Principal Holders of
          Holders of Securities                   Fund Shares
Item 16.  Investment Advisory and Other Services  Investment Advisory and Other
                                                  Services
Item 17.  Brokerage Allocation                    Brokerage
Item 18.  Capital Stock and Other Securities      Trust Organization
Item 19.  Purchase, Redemption and Pricing of     Purchase, Redemption and
          Shares                                  Pricing of Fund Shares
Item 20.  Tax Status                              Additional Tax Information
Item 21.  Underwriters                            Principal Underwriter
Item 22.  Calculation of Performance Data         Financial Highlights
Item 23.  Financial Statements                    Financial Highlights

PART C

     Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                         EVERGREEN SELECT EQUITY TRUST

                                     PART A

                                  PROSPECTUSES

-------------------------------------------------------------------------------
PROSPECTUS                                                     November 1, 1998
-------------------------------------------------------------------------------

                                         [LOGO OF EVERGREEN FUNDS APPEARS HERE]

EVERGREEN SELECT EQUITY TRUST
-------------------------------------------------------------------------------

EVERGREEN SELECT STRATEGIC VALUE FUND
EVERGREEN SELECT DIVERSIFIED VALUE FUND
EVERGREEN SELECT LARGE CAP BLEND FUND
EVERGREEN SELECT COMMON STOCK FUND
EVERGREEN SELECT STRATEGIC GROWTH FUND
EVERGREEN SELECT EQUITY INCOME FUND
EVERGREEN SELECT SMALL COMPANY VALUE FUND
EVERGREEN SELECT SOCIAL PRINCIPLES FUND
EVERGREEN SELECT BALANCED FUND
EVERGREEN SELECT EQUITY INDEX FUND
EVERGREEN SELECT SPECIAL EQUITY FUND
EVERGREEN SELECT SMALL  CAP GROWTH FUND
(EACH A "FUND," TOGETHER THE "FUNDS")

INSTITUTIONAL SHARES

     This prospectus explains important information about the Institutional Shares of the Evergreen Select Equity Trust, including information on how the Funds invest and services available to shareholders. Please read this prospectus before investing, and keep it for future reference.

     When you consider investing in a Fund, remember that the higher the risk of losing money, the higher the potential reward. The reverse is also generally true: the lower the risk, the lower the potential reward.

     By itself, no Fund is a complete investment plan. When considering an investment in any of the Funds, remember to consider your overall investment objectives and any other investments you own. You should also carefully evaluate your ability to handle the risks posed by your investment in the Funds. You can find information on the risks associated with investing in the Funds under the section called "Fund Descriptions."

     To learn more about the Evergreen Select Equity Trust, call 1-800-343-2898 for a free copy of the Funds' statement of additional information ("SAI") dated November 1, 1998, as supplemented from time to time. The Funds have filed the SAI with the Securities and Exchange Commission ("SEC") and have incorporated it by reference (legally included it) into this prospectus.

PLEASE REMEMBER THAT SHARES OF THE FUNDS ARE:

 . NOT DEPOSITS OR OBLIGATIONS OF ANY BANK.

 . NOT ENDORSED OR GUARANTEED BY ANY BANK.

 . NOT INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY.

 SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL
AMOUNT.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                  Keep This Prospectus For Future Reference.

EVERGREENSM is a Service Mark of Evergreen Asset Management Corp.
Copyright 1995, Evergreen Asset Management Corp.

                               TABLE OF CONTENTS

EXPENSES................................    3
FINANCIAL HIGHLIGHTS....................    4
FUND DESCRIPTIONS.......................   10
   Investment Objectives................   10
   Securities and Investment Practices..   11
BUYING AND SELLING SHARES...............   15
   How To Buy Shares....................   15
   How to Redeem Shares.................   15
   Additional Transaction Policies......   16
   Exchanges............................   16
   Dividends............................   17
   Taxes................................   17
   Shareholder Services.................   17
FUND DETAILS............................   18
   Fund Organization and Service
    Providers...........................   18
   Other Information And Policies.......   21
   Fund Performance.....................   22

-------------------------------------------------------------------------------

                                   EXPENSES

-------------------------------------------------------------------------------

     The tables and examples below are designed to help you understand the various expenses that you will bear, directly or indirectly, when you invest in the Funds. Shareholder transaction expenses are fees paid directly from your account when you buy or sell shares of a Fund. There are no shareholder transaction expenses.

     Annual operating expenses reflect the normal operating expenses of a Fund, and include costs such as management, distribution and other fees. The table below shows the Funds' estimated annual operating expenses for the fiscal period ending June 30, 1999. Each Fund's example shows what you would pay if you invested $1,000 over the periods indicated. The examples assume that you reinvest all of your dividends and that each Fund's average annual return will be 5%. THE EXAMPLES ARE FOR ILLUSTRATION PURPOSES ONLY AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RETURN. THE FUNDS' ACTUAL EXPENSES AND RETURNS WILL VARY. For a more complete description of the various costs and expenses borne by the Funds see "Fund Details."

 ANNUAL FUND OPERATING
        EXPENSES            MANAGEMENT                OTHER       TOTAL OPERATING
  (AS A PERCENTAGE OF          FEES                 EXPENSES      EXPENSES (AFTER
   AVERAGE DAILY NET      (AFTER EXPENSE  12B-1  (AFTER EXPENSE  EXPENSE WAIVERS OR
        ASSETS)            WAIVERS)(1)    FEES   REIMBURSEMENTS) REIMBURSEMENTS)(1)
 ---------------------    -------------- ------- --------------- ------------------
Evergreen Select               0.60%      None        0.15%             0.75%
 Strategic Value Fund
Evergreen Select               0.50%      None        0.18%             0.68%
 Diversified Value Fund
Evergreen Select Large         0.58%      None        0.13%             0.71%
 Cap Blend Fund
Evergreen Select Common        0.53%      None        0.17%             0.70%
 Stock Fund
Evergreen Select               0.58%      None        0.14%             0.72%
 Strategic Growth Fund
Evergreen Select Equity        0.60%      None        0.17%             0.77%
 Income Fund
Evergreen Select Small         0.65%      None        0.35%             1.00%
 Company Value Fund
Evergreen Select Social        0.67%      None        0.19%             0.86%
 Principles Fund
Evergreen Select               0.50%      None        0.20%             0.70%
 Balanced Fund
Evergreen Select Equity        0.12%      None        0.18%             0.30%
 Index Fund
Evergreen Select Special       0.74%      None        0.31%             1.05%
 Equity Fund(2)
Evergreen Select Small         0.80%      None        0.21%             1.01%
 Cap Growth Fund
EXAMPLE OF FUND EXPENSES      1 YEAR     3 YEARS     5 YEARS          10 YEARS
------------------------  -------------- ------- --------------- ------------------
Evergreen Select                 $8        $24         $42              $ 93
 Strategic Value Fund
Evergreen Select                 $7        $22         $38              $ 85
 Diversified Value Fund
Evergreen Select Large           $7        $23         $40              $ 88
 Cap Blend Fund
Evergreen Select Common          $7        $22         $39              $ 87
 Stock Fund
Evergreen Select                 $7        $23         $40              $ 89
 Strategic Growth Fund
Evergreen Select Equity          $8        $25         $43              $ 95
 Income Fund
Evergreen Select Small          $10        $32         $55              $122
 Company Value Fund
Evergreen Select Social          $9        $27         $48              $106
 Principles Fund
Evergreen Select                 $7        $22         $39              $ 87
 Balanced Fund
Evergreen Select Equity          $3        $10         $17              $ 38
 Index Fund
Evergreen Select Special        $11        $33         $58              $128
 Equity Fund
Evergreen Select Small          $10        $32         $56              $124
 Cap Growth Fund

-------
(1) The investment advisor of each Fund, other than Evergreen Select Small Cap Growth Fund, has voluntarily agreed to waive a portion of each Fund's investment advisory fee. Without such waivers, each management fee set forth above would be higher. The investment advisors currently intend to continue this expense waiver indefinitely; however, each may modify or cancel its expense waiver at any time. See "Fund Details" for more information.
(2) The investment advisor of Evergreen Select Special Equity Fund has undertaken to limit the Fund's Total Operating Expenses for a period of at least two years to 1.82%.

     Absent expense waivers and/or reimbursements, the Total Operating Expenses for each of the Funds would be as follows:

                           MANAGEMENT FEE   OTHER EXPENSES (WITHOUT     TOTAL FUND
          FUND            (WITHOUT WAIVERS)     REIMBURSEMENTS)     OPERATING EXPENSES
          ----            ----------------- ----------------------- ------------------
Evergreen Select Strate-
 gic Value Fund                 0.70%                0.15%                 0.85%
Evergreen Select Diver-
 sified Value Fund              0.60%                0.18%                 0.78%
Evergreen Select Large
 Cap Blend Fund                 0.70%                0.13%                 0.83%
Evergreen Select Common
 Stock Fund                     0.70%                0.17%                 0.87%
Evergreen Select Strate-
 gic Growth Fund                0.70%                0.14%                 0.84%
Evergreen Select Equity
 Income Fund                    0.70%                0.17%                 0.87%
Evergreen Select Small
 Company Value Fund             0.90%                0.35%                 1.25%
Evergreen Select Social
 Principles Fund                0.80%                0.19%                 0.99%
Evergreen Select Bal-
 anced Fund                     0.60%                0.20%                 0.80%
Evergreen Select Equity
 Index Fund                     0.40%                0.18%                 0.58%
Evergreen Select Special
 Equity Fund                    1.50%                0.31%                 1.81%
Evergreen Select Small
 Cap Growth Fund                0.80%                0.21%                 1.01%

-------------------------------------------------------------------------------

                             FINANCIAL HIGHLIGHTS

-------------------------------------------------------------------------------
     The tables on the following pages present, for each Fund, financial highlights for a share outstanding throughout each period indicated. The information in the tables for Evergreen Select Strategic Value Fund, Evergreen Select Diversified Value Fund, Evergreen Select Large Cap Blend Fund,
Evergreen Select Common Stock Fund, Evergreen Select Strategic Growth Fund, Evergreen Select Equity Income Fund, Evergreen Select Social Principles Fund, Evergreen Select Balanced Fund and Evergreen Select Small Cap Growth Fund has been audited by KPMG Peat Marwick LLP, each Fund's independent auditors. A report of KPMG Peat Marwick LLP on the audited information with respect to each Fund is included in the Fund's Annual Report which is incorporated by reference into the Funds' SAI. Evergreen Select Equity Index Fund and
Evergreen Select Special Equity Fund were formerly Equity Index Fund and Special Equity Fund, respectively, portfolios of CoreFunds, Inc. They were reorganized into Evergreen funds in July 1998. The information for Evergreen Select Equity Index Fund and Evergreen Select Special Equity Fund for the periods from November 1, 1995 to June 30, 1998 has been audited by Ernst & Young LLP. The information for Evergreen Select Special Equity Fund for the periods ended October 31, 1994 and October 31, 1995 has been audited by the Funds' prior independent auditors. A report of Ernst & Young LLP on the audited information with respect to each Fund is included in the Funds' Annual Report which is incorporated by reference in the Fund's SAI. The Fund's Annual Reports may be obtained without charge.

EVERGREEN SELECT STRATEGIC VALUE FUND

                            PERIOD ENDED
                           JUNE 30, 1998*
                           --------------
NET ASSET VALUE BEGINNING
 OF PERIOD...............     $ 203.35
                              --------
INCOME FROM INVESTMENT
 OPERATIONS
Net investment income....         1.60
Net realized and
 unrealized gain on
 investments.............        22.67
                              --------
Total from investment
 operations..............        24.27
                              --------
DISTRIBUTIONS TO
 SHAREHOLDERS............
From net investment
 income..................        (1.60)
                              --------
Total distributions......        (1.60)
                              --------
NET ASSET VALUE END OF
 PERIOD..................     $ 226.02
                              ========
TOTAL RETURN.............        11.95%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET
 ASSETS:
 Total expenses..........         0.75%+
 Total expenses,
  excluding indirectly
  paid expenses..........         0.75%+
 Total expenses,
  excluding fee waiver
  and expense
  reimbursement..........         0.85%+
 Net investment income...         1.26%+
PORTFOLIO TURNOVER RATE..           12%
AVERAGE COMMISSION RATE
 PER SHARE...............     $ 0.0619
NET ASSETS END OF PERIOD
 (THOUSANDS).............     $287,194
                            PERIOD ENDED
                           JUNE 30, 1998*
                           --------------
NET ASSET VALUE BEGINNING
 OF PERIOD...............     $  23.81
                              --------
INCOME FROM INVESTMENT
 OPERATIONS
Net investment income....         0.14
Net realized and
 unrealized gain on
 investments.............         2.41
                              --------
Total from investment
 operations..............         2.55
                              --------
DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income..................        (0.14)
                              --------
Total distributions......        (0.14)
                              --------
NET ASSET VALUE END OF
 PERIOD..................     $  26.22
                              ========
TOTAL RETURN.............        10.76%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET
 ASSETS:
 Total expenses..........         0.68%+
 Total expenses,
  excluding indirectly
  paid expenses..........         0.68%+
 Total expenses,
  excluding fee waiver
  and expense
  reimbursement..........         0.78%+
 Net investment income...         1.24%+
PORTFOLIO TURNOVER RATE..           56%
AVERAGE COMMISSION RATE
 PER SHARE...............     $ 0.0567
NET ASSETS END OF PERIOD
 (THOUSANDS).............     $797,352

-------
+Annualized.
*For the period from November 24, 1997 (commencement of class operations) to June 30, 1998.

EVERGREEN SELECT DIVERSIFIED VALUE FUND
-------
+Annualized.
*For the period from January 22, 1998 (commencement of class operations) to June 30, 1998.

EVERGREEN SELECT LARGE CAP BLEND FUND

                            PERIOD ENDED
                           JUNE 30, 1998*
                           --------------
NET ASSET VALUE BEGINNING
 OF PERIOD...............     $ 44.59
                              -------
INCOME FROM INVESTMENT
 OPERATIONS
Net investment income....        0.19
Net realized and
 unrealized gain on
 investments.............        6.18
                              -------
Total from investment
 operations..............        6.37
                              -------
DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income..................       (0.19)
In excess of net
 investment income.......       (0.03)
                              -------
Total distributions......       (0.22)
                              -------
NET ASSET VALUE END OF
 PERIOD..................     $ 50.74
                              =======
TOTAL RETURN.............       14.31%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET
 ASSETS:
 Total expenses..........        0.71%+
 Total expenses,
  excluding indirectly
  paid expenses..........        0.71%+
 Total expenses,
  excluding fee waiver
  and expense
  reimbursement..........        0.83%+
 Net investment income...        0.78%+
PORTFOLIO TURNOVER RATE..          42%
AVERAGE COMMISSION RATE
 PER SHARE...............     $0.0591
NET ASSETS END OF PERIOD
 (THOUSANDS).............     $14,032
                            PERIOD ENDED
                           JUNE 30, 1998*
                           --------------
NET ASSET VALUE BEGINNING
 OF PERIOD...............     $ 82.97
                              -------
INCOME FROM INVESTMENT
 OPERATIONS
Net investment income....        0.51
Net realized and
 unrealized gain on
 investments.............        9.62
                              -------
Total from investment
 operations..............       10.13
                              -------
DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income..................       (0.51)
                              -------
Total distributions......       (0.51)
                              -------
NET ASSET VALUE END OF
 PERIOD..................     $ 92.59
                              =======
TOTAL RETURN.............       12.23%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET
 ASSETS:
 Total expenses..........        0.70%+
 Total expenses,
  excluding indirectly
  paid expenses..........        0.70%+
 Total expenses,
  excluding fee waiver
  and expense
  reimbursement..........        0.82%+
 Net investment income...        0.96%+
PORTFOLIO TURNOVER RATE..          22%
AVERAGE COMMISSION RATE
 PER SHARE...............     $0.0573
NET ASSETS END OF PERIOD
 (MILLIONS)..............     $ 1,952
-------
+Annualized.
*For the period from December 19, 1997 (commencement of class operations) to
 June 30, 1998.

EVERGREEN SELECT COMMON STOCK FUND

-------
+Annualized.
*For the period from November 24, 1997 (commencement of class operations) to June 30, 1998.

EVERGREEN SELECT STRATEGIC GROWTH FUND

                            PERIOD ENDED
                           JUNE 30, 1998*
                           --------------
NET ASSET VALUE BEGINNING
 OF PERIOD...............     $  32.45
                              --------
INCOME FROM INVESTMENT
 OPERATIONS
Net investment income
 (loss)..................         0.04
Net realized and
 unrealized gain on
 investments.............         5.96
                              --------
Total from investment
 operations..............         6.00
                              --------
DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income..................        (0.04)
                              --------
Total distributions......        (0.04)
                              --------
NET ASSET VALUE END OF
 PERIOD..................     $  38.41
                              ========
TOTAL RETURN.............        18.53%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET
 ASSETS:
 Total expenses..........         0.72%+
 Total expenses,
  excluding indirectly
  paid expenses..........         0.72%+
 Total expenses,
  excluding fee waiver
  and expense
  reimbursement..........         0.84%+
 Net investment income...         0.19%+
PORTFOLIO TURNOVER RATE..           80%
AVERAGE COMMISSION RATE
 PER SHARE...............     $ 0.0595
NET ASSETS END OF PERIOD
 (THOUSANDS).............     $321,532

-------
+Annualized.
*For the period from November 24, 1997 (commencement of class operations) to June 30, 1998.

EVERGREEN SELECT EQUITY INCOME FUND

                            PERIOD ENDED
                           JUNE 30, 1998*
                           --------------
NET ASSET VALUE BEGINNING
 OF PERIOD...............     $  87.31
                              --------
INCOME FROM INVESTMENT
 OPERATIONS
Net investment income....         1.50
Net realized and
 unrealized gain on
 investments.............         1.73
                              --------
Total from investment
 operations..............         3.23
                              --------
DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income..................        (1.50)
In excess of net
 investment income.......        (0.01)
                              --------
Total distributions......        (1.51)
                              --------
NET ASSET VALUE END OF
 PERIOD..................     $  89.03
                              ========
TOTAL RETURN.............         3.70%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET
 ASSETS:
 Total expenses..........         0.78%+
 Total expenses,
  excluding indirectly
  paid expenses..........         0.77%+
 Total expenses,
  excluding fee waiver
  and expense
  reimbursement..........         0.88%+
 Net investment income...         2.80%+
PORTFOLIO TURNOVER RATE..           51%
AVERAGE COMMISSION RATE
 PER SHARE...............     $ 0.0594
NET ASSETS END OF PERIOD
 (THOUSANDS).............     $204,248

-------
+Annualized.
*For the period from November 24, 1997 (commencement of class operations) to June 30, 1998.

EVERGREEN SELECT SMALL COMPANY VALUE FUND

                            PERIOD ENDED
                           JUNE 30, 1998*
                           --------------
NET ASSET VALUE BEGINNING
 OF PERIOD...............     $ 10.00
                              -------
INCOME FROM INVESTMENT
 OPERATIONS
Net investment income....        0.04
Net realized and
 unrealized gain on
 investments.............        0.09
                              -------
Total from investment
 operations..............        0.13
                              -------
DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income..................       (0.04)
                              -------
Total distributions......       (0.04)
                              -------
NET ASSET VALUE END OF
 PERIOD..................     $ 10.09
                              =======
TOTAL RETURN.............        1.28%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET
 ASSETS:
 Total expenses..........        1.01%+
 Total expenses,
  excluding indirectly
  paid expenses..........        1.00%+
 Total expenses,
  excluding fee waiver
  and expense
  reimbursement..........        1.26%+
 Net investment income...        0.68%+
PORTFOLIO TURNOVER RATE..          23%
AVERAGE COMMISSION RATE
 PER SHARE...............     $0.0583
NET ASSETS END OF PERIOD
 (THOUSANDS).............     $77,647
                            PERIOD ENDED
                           JUNE 30, 1998*
                           --------------
NET ASSET VALUE BEGINNING
 OF PERIOD...............     $ 36.65
                              -------
INCOME FROM INVESTMENT
 OPERATIONS
Net investment income....        0.03
Net realized and
 unrealized gain on
 investments.............        2.32
                              -------
Total from investment
 operations..............        2.35
                              -------
DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income..................       (0.03)
In excess of net
 investment income.......       (0.01)
                              -------
Total distributions......       (0.04)
                              -------
NET ASSET VALUE END OF
 PERIOD..................     $ 38.96
                              =======
TOTAL RETURN.............        6.41%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET
 ASSETS:
 Total expenses..........        0.86%+
 Total expenses,
  excluding indirectly
  paid expenses..........        0.86%+
 Total expenses,
  excluding fee waiver
  and expense
  reimbursement..........        0.99%+
 Net investment income...        0.19%+
PORTFOLIO TURNOVER RATE..          24%
AVERAGE COMMISSION RATE
 PER SHARE...............     $0.0585
NET ASSETS END OF PERIOD
 (THOUSANDS).............     $ 2,405

-------
+Annualized.
* For the period from December 23, 1997 (commencement of class operations) to June 30, 1998.

EVERGREEN SELECT SOCIAL PRINCIPLES FUND
-------
+Annualized.
*For the period from November 24, 1997 (commencement of class operations) to June 30, 1998.

EVERGREEN SELECT BALANCED FUND

                            PERIOD ENDED
                           JUNE 30, 1998*
                           --------------
NET ASSET VALUE BEGINNING
 OF PERIOD...............     $  12.58
                              --------
INCOME FROM INVESTMENT
 OPERATIONS
Net investment income....         0.16
Net realized and
 unrealized gain on
 investments.............         0.81
                              --------
Total from investment
 operations..............         0.97
                              --------
DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income..................        (0.16)
                              --------
Total distributions......        (0.16)
                              --------
NET ASSET VALUE END OF
 PERIOD..................     $  13.39
                              ========
TOTAL RETURN.............         7.76%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET
 ASSETS:
 Total expenses..........         0.70%+
 Total expenses,
  excluding indirectly
  paid expenses..........         0.70%+
 Total expenses,
  excluding fee waiver
  and expense
  reimbursement..........         0.80%+
 Net investment income...         2.80%+
PORTFOLIO TURNOVER RATE..           37%
AVERAGE COMMISSION RATE
 PER SHARE...............     $ 0.0597
NET ASSETS END OF PERIOD
 (THOUSANDS).............     $723,850

-------
+ Annualized.
* For the period from January 22, 1998 (commencement of class operations) to June 30, 1998.

EVERGREEN SELECT SMALL CAP GROWTH FUND

                                           YEAR ENDED FEBRUARY 28,
                            PERIOD ENDED   --------------------------    PERIOD ENDED
                          JUNE 30, 1998***    1998         1997**       JUNE 30, 1996*
                          ---------------- -----------   ------------   --------------
NET ASSET VALUE
 BEGINNING OF PERIOD....      $ 13.23      $     11.28   $     11.65       $ 10.00
                              -------      -----------   -----------       -------
INCOME (LOSS) FROM
 INVESTMENT OPERATIONS
Net investment loss.....        (0.03)           (0.06)#       (0.04)#       (0.03)
Net realized and
 unrealized gain (loss)
 on investments.........        (0.08)            2.48         (0.16)         1.68
                              -------      -----------   -----------       -------
Total from investment
 operations.............        (0.11)            2.42         (0.20)         1.65
                              -------      -----------   -----------       -------
DISTRIBUTIONS TO
 SHAREHOLDERS
From net realized gain
 on investments.........            0            (0.47)        (0.17)            0
                              -------      -----------   -----------       -------
Total distributions.....            0            (0.47)        (0.17)            0
                              -------      -----------   -----------       -------
NET ASSET VALUE END OF
 PERIOD.................      $ 13.12      $     13.23   $     11.28       $ 11.65
                              =======      ===========   ===========       =======
TOTAL RETURN............        (0.83%)          21.67%        (1.75%)       16.50%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET
 ASSETS:
 Total expenses.........         1.01%+           0.92%         1.00%+        1.00%+
 Total expenses,
  excluding indirectly
  paid expenses.........         1.01%+            N/A           N/A           N/A
 Total expenses,
  excluding fee waiver
  and expense
  reimbursement.........          N/A             0.95%         2.53%+        2.81%+
 Net investment loss....        (0.62%)+         (0.48%)       (0.57%)+      (0.45%)+
PORTFOLIO TURNOVER
 RATE...................           54%             166%          123%           57%
AVERAGE COMMISSION RATE
 PER SHARE..............      $0.0406      $    0.0493   $    0.0509       $0.0847
NET ASSETS END OF PERIOD
 (THOUSANDS)............      $69,283      $    47,524   $     2,888       $ 2,446

-------
+ Annualized.
* For the period from December 28, 1995 (commencement of class operations) to June 30, 1996.
** For the eight-month period ended February 28, 1997. The Fund changed its fiscal year end from June 30 to February 28, effective February 28, 1997. *** For the period from March 1, 1998 to June 30, 1998. The Fund changed its fiscal year end from February 28 to June 30, effective June 30, 1998.
# Net investment income (loss) is based on average shares outstanding during the period.

EVERGREEN SELECT EQUITY INDEX FUND*+

                                                 YEAR ENDED JUNE 30
                         ----------------------------------------------------------------------------
                           1998        1997      1996      1995     1994     1993     1992    1991(1)
                         --------    --------  --------  --------  -------  -------  -------  -------
NET ASSET VALUE,
 BEGINNING OF PERIOD....   $37.39      $28.47    $23.79    $20.54   $20.97   $19.22   $18.46   $19.48
                         --------    --------  --------  --------  -------  -------  -------  -------
Net Investment Income...     0.50        0.51      0.51      0.52     0.55     0.52     0.52     0.03
Realized and Unrealized
 Net Gains (Losses) on
 Securities.............    10.12        9.16      5.47      4.24    (0.43)    1.84     1.80    (0.94)
Distributions from Net
 Investment Income......    (0.50)      (0.51)    (0.51)    (0.52)   (0.55)   (0.52)   (0.48)   (0.02)
Distributions from
 Capital Gains..........    (1.24)      (0.24)    (0.79)    (0.99)     --     (0.09)   (1.08)   (0.09)
                         --------    --------  --------  --------  -------  -------  -------  -------
Net Asset Value, End of
 Period.................   $46.27      $37.39    $28.47    $23.79   $20.54   $20.97   $19.22   $18.46
                         ========    ========  ========  ========  =======  =======  =======  =======
TOTAL RETURN............   29.17%      34.44%    25.69%    24.45%    0.55%   12.39%   12.59%  (4.64)%++
Net Assets, End of
 Period (000 omitted)... $315,920    $241,413  $166,350  $112,533  $72,552  $50,551  $20,166  $12,117
Ratio of Expenses to
 Average Net Assets.....    0.38%       0.37%     0.35%     0.37%    0.35%    0.49%    0.57%    0.97%
Ratio of Net Income to
 Average Net Assets.....    1.19%       1.63%     1.94%     2.48%    2.63%    2.82%    2.66%    1.79%
Ratio of Expenses to
 Average Net Assets
 (Excluding Waivers)....    0.71%       0.71%     0.71%     0.76%    0.75%    0.88%    1.06%    1.20%
Ratio of Net Income to
 Average Net Assets
 (Excluding Waivers)....    0.86%       1.29%     1.59%     2.09%    2.23%    2.43%    2.17%    1.56%
Portfolio Turnover
 Rate...................      12%         11%       13%       27%      13%       4%      27%      --
Average Commission Rate
 Paid(2)................  $0.0621(3)  $0.0545   $0.0641       n/a      n/a      n/a      n/a      n/a

-------
* On April 22, 1996, the Series A Shares of the Fund were redesignated Class Y Shares.
+ In July 1998, the Class Y Shares of Equity Index Fund, a portfolio of
  CoreFunds, Inc., were reorganized into Institutional Shares of Evergreen Select Equity Index Fund.
++ This figure has not been annualized.
(1) Commenced operations June 1, 1991. Unless otherwise noted, all ratios for the period have been annualized.
(2) Presentation of the rate is only required for fiscal periods beginning after September 1, 1995.
(3) Unaudited.

EVERGREEN SELECT SPECIAL EQUITY FUND*+

                                                         YEAR ENDED OCTOBER 31
                                                         ---------------------
                              YEAR ENDED JUNE 30         INSTITUTIONAL  PRIOR
                            ---------------------------      CLASS      CLASS
                             1998       1997    1996(3)      1995      1994(1)
                            -------    -------  -------  ------------- -------
NET ASSET VALUE, BEGINNING
 OF PERIOD................   $11.27     $11.86   $11.42       $9.37     $10.00
                            -------    -------  -------     -------    -------
Net Investment Income
 (Loss)...................    (0.05)      0.02     0.07        0.12       0.06
Realized and Unrealized
 Net Gains (Losses) on
 Securities...............     1.52       1.81     2.13        2.12      (0.63)
Distributions from Net
 Investment Income........       --      (0.03)   (0.07)      (0.12)     (0.06)
Distributions from Capital
 Gains....................    (1.49)     (2.39)   (1.69)      (0.07)       --
                            -------    -------  -------     -------    -------
Net Asset Value, End of
 Period...................   $11.25     $11.27   $11.86      $11.42      $9.37
                            =======    =======  =======     =======    =======
TOTAL RETURN(2)...........   14.23%     17.94%   22.27%      24.44%    (5.72)%
Net Assets, End of Period
 (000 omitted)............  $73,981    $71,980  $63,680     $57,396    $10,069
Ratio of Expenses to
 Average Net Assets.......    1.10%      0.84%    0.34%       0.32%      0.15%
Ratio of Net Income (Loss)
 to Average Net Assets....  (0.48)%      0.19%    0.94%       1.14%      1.06%
Ratio of Expenses to
 Average Net Assets
 (Excluding Waivers)......    1.86%      1.82%    1.79%       1.97%      2.10%
Ratio of Net (Loss) to
 Average Net Assets
 (Excluding Waivers)......  (1.24)%    (0.79)%  (0.51)%     (0.51)%    (0.89)%
Portfolio Turnover
 Rate**...................      62%        74%      72%        129%        39%
Average Commission Rate
 Paid(4)..................  $0.0628(5) $0.0257  $0.0539         n/a        n/a

-------
* On February 21, 1995, the Shares of the Fund were redesignated as either Retail or Institutional Shares. On that date, the Fund's net investment income, expenses and distributions for the period November 1, 1994 through February 20, 1995 were allocated to each class of Shares. The basis for the allocation was the relative net assets of each class of Shares as of February 21, 1995. The results were combined with the results of operations and distributions for each applicable class for the period February 21, 1995 through October 31, 1995. For the year ended October 31, 1995, the Financial Highlights' ratios of expenses, net investment income, total return, and the per share investment activities and distributions reflect this allocation. Also, on April 22, 1996, the assets of the Conestoga Special Equity Fund were acquired by the Special Equity Fund, a series of CoreFunds, Inc. At that time the Institutional Class Shares of the Fund were exchanged for Class Y Shares.
** For the period ended June 30, 1996, transactions relating to the merger were excluded from the calculation of the Portfolio Turnover Rate.
+ In July 1998, the Class Y Shares of Special Equity Fund, a portfolio of
  CoreFunds, Inc., were reorganized into Institutional Shares of Evergreen Select Special Equity Fund.
(1) Commenced operations March 15, 1994. Unless otherwise noted, all ratios for the period have been annualized.
(2) Total return does not reflect applicable sales load. Additionally, total return for the period ended June 30, 1996 is for an eight-month period.
(3) The per share amount for the period ended June 30, 1996 represents the period from November 1, 1995 to June 30, 1996. All prior years are for the period November 1 to October 31.
(4) Presentation of the rate is only required for fiscal periods beginning after September 1, 1995.
(5) Unaudited.

-------------------------------------------------------------------------------

                               FUND DESCRIPTIONS

-------------------------------------------------------------------------------

INVESTMENT OBJECTIVES

     Each Fund's investment objective(s) is nonfundamental. As a result, a Fund may change its objective(s) without a shareholder vote. Each Fund has also adopted certain fundamental investment policies which are mainly designed to limit a Fund's exposure to risk. A Fund's fundamental policies cannot be changed without a shareholder vote. See the SAI for more information regarding a Fund's fundamental investment policies or other related investment policies.

     EVERGREEN SELECT STRATEGIC VALUE FUND seeks long-term capital appreciation with current income as a secondary objective. The Fund invests primarily in the equity securities of large companies (i.e., companies with market capitalizations of over $5 billion at the time of investment) and mid-size U.S. companies (i.e., companies with market capitalizations of over $1 billion but less than $5 billion at the time of investment). Generally selected are stocks that the Fund's investment advisor believes are undervalued relative to their true values and exhibit positive trends in their underlying operations and earnings expectations.

     EVERGREEN SELECT DIVERSIFIED VALUE FUND seeks long-term capital appreciation with current income as a secondary objective. Normally, the Fund invests primarily in equity securities of U.S. companies with prospects for earnings growth and dividends. Generally selected are stocks that the Fund's investment advisor believes are undervalued relative to their true values and exhibit positive trends in their underlying operations and earnings expectations.

     EVERGREEN SELECT LARGE CAP BLEND FUND seeks to achieve long-term capital growth. The Fund invests at least 65% of its total assets in the equity securities of large companies. The Fund's stock selection is based on a diversified style of equity management that allows it to invest in both value and growth-oriented equity securities.

     EVERGREEN SELECT COMMON STOCK FUND seeks long-term capital appreciation. The Fund invests at least 65% of its total assets in common stocks of U.S. companies. The Fund's stock selection is based on a diversified style of equity management that allows it to invest in both value and growth-oriented equity securities.

     EVERGREEN SELECT STRATEGIC GROWTH FUND seeks long-term capital appreciation. The Fund invests primarily in the equity securities of large and mid-size U.S. companies, which, in the opinion of the Fund's investment advisor, demonstrate the potential for superior and sustainable earnings growth.

     EVERGREEN SELECT EQUITY INCOME FUND seeks high current income as a primary investment objective, and long-term capital appreciation as a secondary objective. The Fund invests at least 65% of its total assets in income producing equity securities that are generally characterized by having below-average price to earnings ratios and higher dividend yields relative to their industry groups. The Fund's stock selection is based on a diversified style of equity management that allows it to invest in both value and growth-oriented equity securities.

     EVERGREEN SELECT SMALL COMPANY VALUE FUND seeks capital appreciation. The Fund invests at least 65% of its total assets in the equity securities of small companies (i.e., companies with market capitalizations of $1 billion or less at the time of investment). The Fund invests in stocks of companies it believes the market has temporarily undervalued in relation to such factors as the company's assets, cash flow or earnings potential. The Fund's investment advisor selects securities it thinks will rise in value sooner than most observers anticipate, increasing the value of Fund shares.

     EVERGREEN SELECT SOCIAL PRINCIPLES FUND seeks to provide long-term capital growth. The Fund invests in the equity securities of mid-size companies that respect human rights, play a role in local communities and produce useful products in an environmentally sound way. The Fund will not invest in companies that produce liquor, tobacco, weapons or nuclear energy.

     EVERGREEN SELECT BALANCED FUND seeks long-term total return through capital appreciation, dividends and interest income. The Fund invests in growth oriented common and preferred stocks and fixed income securities to provide a stable income flow. It is anticipated that the Evergreen Select Balanced Fund's asset allocation will range between 40-75% in common and preferred stocks, 25-50% in fixed income securities (including some convertible securities) and 0-25% in cash equivalents.

     EVERGREEN SELECT EQUITY INDEX FUND seeks investment results that achieve price and yield performance similar to the Standard & Poor's Corporation 500 Index ("S&P 500 Index"). The Fund invests primarily in stocks represented in the S&P 500 Index.

     EVERGREEN SELECT SPECIAL EQUITY FUND seeks capital growth. The Fund strives to provide a return greater than stock market indices such as the Russell 3000 Equal Weighted Index by investing principally in a diversified portfolio of common stocks of domestic companies that its investment advisor expects will experience growth in earnings and price including stocks of companies with small market capitalizations (i.e., under $1 billion), medium market capitalizations (i.e., between $1 billion and $5 billion) and large market capitalizations (i.e., over $5 billion).

     EVERGREEN SELECT SMALL CAP GROWTH FUND seeks to provide shareholders with long-term growth of capital. Under normal circumstances, the Fund invests at least 65% of its total assets in equity securities of companies with small market capitalizations. Generally, the Fund intends to invest at least 80% of its net assets in the stocks of companies with market capitalizations that are generally less than $1 billion and more than $100 million ("small companies") at the time of the Fund's investment. Companies whose capitalization falls outside this range after the purchase continue to be considered small companies for this purpose; however, the Fund intends to sell securities of companies whose capitalizations fall below $50 million or rise above $2 billion.

SECURITIES AND INVESTMENT PRACTICES

     You can find more information about the types of securities in which a Fund may invest, the types of investment techniques a Fund may employ in pursuit of its objective and a summary of related risks set forth below. The Funds' SAI contains additional information about these investments and investment techniques.

Equity Securities. Each Fund, with the exception of Evergreen Select Balanced Fund, invests primarily in common stocks. A common stock represents an equity (ownership) interest in a corporation. Each Fund expects to profit from stocks primarily by (1) selling shares at a higher price than it paid and (2) earning dividends.

     Each Fund may invest in convertible securities. Convertible securities are corporate securities that can be exchanged for a different type of corporate security. Convertible securities normally purchased by the Funds are convertible preferred stocks and convertible bonds, both of which can be exchanged for common stocks.

     Investments in stocks are subject to market risk, which is the possibility that stock prices in general will decline over short or even extended periods. Stock markets tend to move in cycles, with periods of rising stock prices and periods of falling stock prices. Also, investing in small and mid-sized companies involves greater risk than investing in larger companies. Small and mid-sized company stock prices can rise very quickly and drop dramatically in a short period of time. This volatility results from a number of factors, including reliance by such companies on limited product lines, markets, and financial and management resources. These and other factors may make small and mid-sized companies more susceptible to setbacks or downturns. These companies may experience higher rates of bankruptcy or other failures than larger companies. They may be more likely to be negatively affected by changes in management. In addition, the stock of small and mid-sized companies may be less marketable than larger companies.

     The Evergreen Select Equity Index Fund invests at least 90% of its total assets in equity securities that represent a composite of the S&P 500 Index. The S&P 500 Index consists of 500 common stocks, most of which are listed on the New York Stock Exchange. In choosing the 500 stocks which are included in the S&P 500 Index, S&P considers market values and industry diversification. The correlation between the performance of the Fund and the S&P 500 Index is expected to be, before expenses, 0.98 or higher. A correlation of 1.00 would indicate perfect correlation.

     The Evergreen Select Equity Index Fund investment portfolio will generally consist of common stocks of as many issuers listed in the S&P 500 Index as is feasible. The Fund's investment advisor uses a computer model that closely monitors the industry weightings of the S&P 500 Index. Although the Fund's investment advisor does not screen securities by traditional methods of financial and market analyses, it monitors the Fund's investments with a view toward removing stocks of companies which exhibit extreme financial distress or which may impair the Fund's ability to achieve its investment objective. The Fund strives to provide a total return comparable to the S&P 500 Index. Evergreen Select Equity Index Fund is not sponsored by nor affiliated with S&P.

Foreign Investments. Evergreen Select Special Equity Fund may invest in foreign securities, including securities of foreign issuers, securities issued by foreign branches of U.S. banks and foreign banks, Canadian commercial paper and Europaper (U.S. dollar-denominated commercial paper of foreign issuers), American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts.

     There are special risks associated with international investing:

    . Currency Risk--The possibility that changes in foreign exchange rates will affect, favorably or unfavorably, the value of foreign securities.

    . Volatility--Investments in foreign stock markets can be more volatile than investments in U.S. markets. Diplomatic, political or economic developments could affect investment in foreign countries.

    . Expense Considerations--Fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements for handling U.S. securities of equal value.

    . Foreign Taxes--Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from the securities comprising the portfolio.

    . Regulatory Environment--Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. domestic companies. There is generally less government regulation of securities exchanges, brokers and listed companies abroad than in the U.S. Foreign branches of U.S. banks, foreign banks and foreign issuers may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and record keeping standards than those applicable to domestic branches of U.S. banks and U.S. domestic issuers.

Debt Securities. Evergreen Select Balanced Fund may invest in bonds or other instruments used by corporations or governments to borrow money from investors, including all kinds of convertible securities. When the Fund buys a debt security, it expects to earn a variable or fixed rate of interest and it expects the issuer to repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The main risks of investing in debt securities are:

    . Interest Rate Risk: The risk that a bond's prices will fall when interest rates rise, and vice versa. Debt securities have varying levels of sensitivity to interest rates. Longer-term bonds are generally more sensitive to changes in interest rates than short term bonds.

    . Credit Risk: The chance that the issuer of a bond will have its credit rating downgraded or will default (fail to make scheduled interest and principal payments), potentially reducing the Fund's income and/or share price.

     Debt securities have varying degrees of quality. Investment grade bonds are generally rated within the four highest grades as determined by Standard & Poor's Rating Services ("S&P") (AAA, AA, or A), Moody's Investors Service Inc. ("Moody's") (Aaa, Aa, or A), or Fitch IBCA, Inc. ("Fitch") (AAA, AA, or A) or their respective equivalent ratings or, if not rated or rated by another system, determined by the Fund's advisor to be of equivalent credit quality to securities so rated. Bonds rated A or above are regarded as having a strong capacity to pay interest and repay principal. However, adverse economic conditions or changing circumstances may lead to a weakened capacity to pay interest and repay principal compared to higher-rated bonds.

     The Fund is not required to sell or otherwise dispose of any security that loses its rating or has its rating reduced after the Fund has purchased it. Also, if S&P, Moody's or Fitch changes its ratings system, each Fund will try to use comparable ratings as standards according to the Fund's investment objectives and policies.

United States ("U.S.") Government Securities. U.S. government securities are debt securities that are issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government. Some U.S. government securities, such as Treasury bills, notes and bonds, are supported by the full faith and credit of the U.S. Others, however, are supported only by the credit of the instrumentality or by the right of the instrumentality to borrow from the U.S. government.

     While U.S. government securities are guaranteed as to principal and interest, their market value is not guaranteed. Generally, U.S. government securities are subject to the same interest rate and credit risks as other fixed-income securities. However, since U.S. government securities are of the highest credit quality, the credit risk is minimal. THE U.S. GOVERNMENT DOES NOT GUARANTEE THE NET ASSET VALUE OF THE FUNDS' SHARES.

Mortgage-Backed Securities. A mortgage-backed security represents an interest in a "pool" of commercial or residential mortgages. Payments of interest and principal made by the individual borrowers on the mortgages that underlie the securities are passed through to the Fund. Evergreen Select Balanced Fund may invest in mortgage-backed securities and other complex asset backed securities, including collateralized mortgage obligations and stripped mortgage-backed securities.

     Early repayment of the mortgages underlying the securities may expose the Fund to a lower rate of return when it reinvests the principal. The rate of prepayments will affect the price and volatility of the mortgage-backed security and may have the effect of shortening or extending the effective maturity beyond what a fund anticipated at the time of purchase.

     Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates.

Derivatives. Derivatives are financial contracts whose value is based on an underlying asset, such as a stock or a bond, or an underlying economic factor, such as an index or an interest rate. Each Fund may purchase put and call options, write covered put and call options, enter into futures contracts and use options on futures contracts. The Funds may use futures and options for hedging purposes only, not for speculation.

     Losses from derivatives can sometimes be substantial. This is true partly because small price movements in the underlying asset can result in immediate and substantial gains or losses in the value of the derivative. Derivatives can also cause a Fund to lose money if the Fund fails to correctly predict the direction in which the underlying asset or economic factor will move. See "Futures Transactions and Related Options Transactions" in the SAI.

Futures Contracts and Options Transactions. The Funds may buy and sell futures and options on futures relating to, (i) individual securities; and (ii) indices. Evergreen Select Special Equity Fund may also buy and sell futures and options on futures relating to foreign currencies. Such transactions may be entered into in order to hedge against declines in markets and to gain exposure to markets prior to buying individual securities. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specified security at a specified future time and at a specified price.

     An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell the underlying security at any time during the option period.

     These transactions are used to maintain cash reserves while remaining fully invested, facilitate trading, reduce transaction costs or seek higher investment returns when the contract is priced more attractively than the underlying equity security or index.

     The Funds may not use futures contracts or options transactions to leverage their net assets for speculative purposes. See "Futures Transactions and Related Options Transactions" in the SAI.

Borrowing. Each Fund may borrow from banks in an amount up to 33 1/3% of its total assets, taken at market value. Each Fund may also borrow an additional 5% of its total assets from banks and others. A Fund may only borrow as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. A Fund may purchase additional securities so long as borrowings do not exceed 5% of its total assets.

Securities Lending. To generate income and offset expenses, each Fund may lend portfolio securities to broker-dealers and other financial institutions. Loans of securities by a Fund may not exceed 33 1/3% of the value of the Fund's total assets. While securities are on loan, the borrower will pay the Fund any income accruing on the security. Also, the Fund may invest any collateral it receives in additional securities.

     Gains or losses in the market value of a lent security will affect a Fund and its shareholders. When a Fund lends its securities, it runs the risk that it could not retrieve the securities on a timely basis, possibly losing the opportunity to sell the securities at a desirable price. Also, if the borrower files for bankruptcy or becomes insolvent, a Fund's ability to dispose of the securities may be delayed.

Repurchase Agreements. Each Fund may enter into repurchase agreements. A repurchase agreement is an agreement by a Fund to purchase a security and sell it back for a specified price. The repurchase price reflects an agreed-upon interest rate for the time period of the agreement. A Fund's risk is the inability of the seller to pay the agreed-upon price at delivery date. However, such risk is tempered by the ability of a Fund to sell the security in the open market in case of default. In such a case, a Fund may incur costs in disposing of the security which would increase Fund expenses. A Fund's investment advisor will monitor the creditworthiness of the firms with which the Fund enters into repurchase agreements.

Reverse Repurchase Agreements. Each Fund may enter into reverse repurchase agreements. A reverse repurchase agreement is an agreement by a Fund to sell a security and repurchase it at a specified time and price. A Fund could lose money if the market value of the securities it sold declines below their repurchase price. Reverse repurchase agreements may be considered a form of borrowing, and, therefore, a form of leverage. Leverage may magnify gains or losses of a Fund.

Investing in Securities of Other Investment Companies. Each Fund may invest in securities of other investment companies. As a shareholder of another investment company, a Fund would pay its portion of the other investment company's expenses. These expenses would be in addition to the expenses that a Fund currently bears concerning its own operations and may result in some duplication of fees.

When-Issued, Delayed-Delivery and Forward Commitment Transactions. Each Fund may enter into transactions whereby it commits to buying a security, but does not pay for or take delivery of the security until some specified date in the future. The value of these securities is subject to market fluctuation during this period and no income accrues to a Fund until settlement. At the time of settlement, a when-issued security may be valued at less than its purchase price. When entering into these transactions, a Fund relies on the other party to consummate the transaction; if the other party fails to do so, the Fund may be disadvantaged. Each Fund does not intend to purchase when-issued securities for speculative purposes, but only in furtherance of its investment objective.

Temporary Defensive Investments. Each Fund may invest for temporary defensive purposes up to 100% of its assets in short-term obligations. Such obligations may include U.S. government securities, master demand notes, commercial paper and notes, bank deposits and other financial institution obligations.

Other Investment Restrictions. Each Fund has adopted additional investment restrictions and guidelines that are set forth in the SAI.

-------------------------------------------------------------------------------

                           BUYING AND SELLING SHARES

-------------------------------------------------------------------------------

HOW TO BUY SHARES

     Institutional investors may buy Institutional Shares of the Funds through broker-dealers, banks and certain other financial intermediaries, or directly through the Funds' distributor, Evergreen Distributor, Inc. ("EDI") Investors may purchase Institutional Shares at the public offering price, which equals the class' net asset value per share ("NAV"). See "Offering Price and Other Purchase Information" below.

Minimum Investment. The minimum initial investment in Institutional Shares is $1 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.

Opening an Account. You may open an account by mailing a signed account application to the particular Fund c/o Evergreen Service Company, P.O. Box 2121, Boston, Massachusetts 02106-2121. You may get an account application by calling 1-800-343-2898.

     Except as provided below, you can only purchase shares by wiring federal funds to Evergreen Service Company (the "Service Company"). You may obtain wiring instructions by calling 1-800-343-2898. When you call, the Service Company representative will ask you for the following information: name of authorized person; shareholder name; shareholder account number; name of the Fund and share class; amount being wired; and wiring bank name.

Offering Price and Other Purchase Information. When you buy a Fund's shares, you pay its NAV next determined after the Fund receives and accepts your order. To receive that day's offering price, a Fund must receive and accept your order by the close of regular trading (currently 4:00 p.m. eastern time); otherwise, you will receive the next day's offering price. For more information, see "How the Funds Calculate Their NAV."

     You may, at a Fund's discretion, pay for shares of a Fund with securities instead of cash. Additionally, if you want to buy a Fund's shares equal in amount to $5 million or more, the Fund may require you to pay for those shares with securities instead of cash. A Fund will only accept securities that are consistent with its investment objective, policies and restrictions. Also, a Fund will value the securities in the manner described under "How the Funds Calculate Their NAV." Investors who receive a Fund's shares for securities instead of cash may pay such transaction costs as broker's commissions, taxes or governmental fees.

HOW TO REDEEM SHARES

     You may redeem shares of a Fund by mail, telephone or other types of telecommunication. Once a redemption request has been telephoned, mailed or otherwise transmitted, it may not be changed or cancelled.

Mail Redemptions. You may redeem shares on each day that the New York Stock Exchange ("NYSE") is open by mailing a written request to the Service Company at the following address:

  Evergreen Service Company
  P.O. Box 2121
  Boston, Massachusetts 02106-2121

     The signatures on the written request must be properly guaranteed, as described below.

How To Redeem By Telephone. You may redeem your shares by calling 1-800-343-2898 between the hours of 8:00 a.m. and 6:00 p.m. (eastern time) on each business day. You may also redeem shares by sending a facsimile to 617-210-2711 or by other means of wire communication. You must state the Fund and class from which you want to redeem, the number or dollar amount of shares you want to redeem and your account number. The telephone redemption service is not available to you automatically. You must elect to do so on your account application.

     If you are unable to reach the Funds or the Service Company by telephone, you should redeem by mail.

     The Service Company will wire your redemption proceeds to the commercial bank account designated on the account application. If the Service Company deems it appropriate, it may require additional documentation. Although at present the Service Company pays the wire costs involved, it reserves the right at any time to require the shareholder to pay such costs.

Redemption Value and Other Redemption Policies. When you sell shares, you receive the NAV computed at the close of the NYSE on the day that a Fund receives your request, if your request is received before 4:00 p.m. eastern time. If a Fund receives your redemption request after 4:00 p.m. eastern time, you will receive the next day's NAV. Generally, a Fund pays redemption proceeds within seven days. The Funds may, at any time, change, suspend or terminate any of the redemption methods described in this prospectus, except redemptions by mail. For more information, see "How the Funds Calculate Their NAV."

     The Funds may, at their discretion, pay your redemption proceeds with securities instead of cash. However, each Fund is obligated to redeem shares solely in cash, up to the lesser of $250,000 or 1% of a Fund's total net assets during any 90 day period for any one shareholder. See the SAI for further details.

     Except as otherwise noted, neither the Funds, the Service Company nor the Funds' distributor assumes responsibility for the authenticity of any instructions received by any of them from a shareholder by telephone. The Service Company will employ reasonable procedures to confirm that instructions received over the telephone or otherwise are genuine. Neither the Funds, the Service Company nor the Funds' distributor will be liable when following instructions received by telephone or otherwise that the Service Company reasonably believes to be genuine.

     Shareholders may only change information contained in their account registration (such as the bank account designated to receive wire redemption proceeds) by writing to the Service Company. Signatures on such written instructions must be guaranteed, as described below.

ADDITIONAL TRANSACTION POLICIES

How The Funds Calculate Their NAV. A Fund's NAV equals the value of its shares without sales charges. A Fund calculates its NAV by adding up the total value of its investments and other assets, subtracting its liabilities and then dividing the result by the number of shares outstanding. The Funds compute their NAV as of the close of regular trading (generally 4:00 p.m. eastern time) on each day that the NYSE is open.

     The Funds' assets are valued primarily on the basis of market quotations. Short-term securities with remaining maturities of 60 days or less are valued on the basis of amortized cost. In addition, securities for which quotations are not readily available or do not reflect current market value are valued by a method that the Board of Trustees believes accurately reflects fair value.

Signature Guarantee. For your protection, signatures on stock powers, and written orders or authorizations must have a signature guarantee. A signature guarantee can be provided by a U.S. stock exchange member, a bank, or other persons eligible to guarantee signatures under the Securities Exchange Act of 1934 and the Service Company's policies. The Service Company may waive this requirement or may require additional documentation in certain cases.

EXCHANGES

     You may exchange Institutional Shares of any Fund for Institutional Shares of any other Evergreen Select fund. You may exchange your shares through your broker-dealer, by mail or by telephone. All exchange orders must comply with the applicable requirements for purchases and redemptions and must include your account number, the number or value of shares to be exchanged, the class of shares, and the funds to and from which you wish to exchange.

     Signatures on exchange orders must be guaranteed, as described above.

     The Funds reserve the right to change or revoke the exchange privilege of any shareholder or to limit or revoke any exchange. Currently, you may not make more than five exchanges in a year or three exchanges in a calendar quarter.

     Please read the prospectus of the fund that you want to exchange into before requesting your exchange.

     For federal income tax purposes, an exchange is treated as a sale for taxable investors.

DIVIDENDS

     As a shareholder, you are entitled to your share of earnings on a Fund's investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from the dividends that a Fund earns from its stocks plus any interest it receives from its bonds. A Fund realizes a capital gain whenever it sells a security for a higher price than its tax basis.

Dividend Schedule. Each Fund declares and pays dividends from its net investment income monthly. Each Fund pays shareholders its net capital gains at least once a year.

Payment Options. Unless you select another option on your account application, your dividends and capital gains will be reinvested in additional shares of the same class of the same Fund.

     You may elect to receive some or all of your dividends and capital gains in cash. Should you select this option, a check will be mailed to you or your agent or trustee no later than seven days after the payment date.

TAXES

     Each Fund has qualified and intends to continue to qualify as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As long as a Fund qualifies as a RIC and distributes substantially all of its net investment income and capital gains, it will not pay federal income taxes on the earnings it distributes to shareholders.

     Distributions to shareholders, whether taken in cash or reinvested in shares, are generally considered taxable for federal income tax purposes as follows:

    . Income distributions and net short-term capital gains distributions are taxable as ordinary income.

    . Long-term capital gains distributions are taxable as capital gains, regardless of how long you have held your shares.

     After each calendar year, the Service Company will mail you a statement indicating which of that year's distributions you should treat as ordinary income and which you should treat as capital gains. Distributions of income or capital gains may also be subject to state and local taxes. You should always consult your tax advisor for specific guidance as to the tax consequences of your investment in the Funds.

SHAREHOLDER SERVICES

     Details on all shareholder services may be obtained from the Service Company by calling toll-free 1-800-343-2898 or by writing to the Service Company.

Subaccounts. Special processing has been arranged with the Service Company for banks and other institutions that wish to open multiple accounts (a master account and subaccounts). An investor wishing to avail himself or herself of the Service Company's subaccounting facilities will be required to enter into a separate agreement, with the charges to be determined on the basis of the level of services to be rendered. Subaccounts may be opened with the initial investment or at a later date and may be established by an investor with registration either by name or by number.

-------------------------------------------------------------------------------

                                 FUND DETAILS

-------------------------------------------------------------------------------

FUND ORGANIZATION AND SERVICE PROVIDERS

Fund Structure. Each Fund is an investment pool, which invests shareholders' money towards a specified goal. Each Fund is a diversified series of an open-end management investment company, called "Evergreen Select Equity Trust" (the "Trust"). The Trust is a Delaware business trust organized on September 18, 1997.

Board of Trustees. The Trust is supervised by a Board of Trustees that is responsible for representing the interests of shareholders. The Trustees meet periodically throughout the year to oversee each Fund's activities, reviewing, among other things, its performance and its contractual arrangements with various service providers.

Shareholder Rights. All shareholders have equal voting, liquidation and other rights. Each share is entitled to one vote for each dollar of NAV applicable to such share. Shareholders may exchange shares as described under "Exchanges," but will have no other preference, conversion, exchange or preemptive rights. When issued and paid for, shares will be fully paid and nonassessable. Shares of the Funds are redeemable, transferable and freely assignable as collateral. The Trust may establish additional classes or series of shares.

     The Funds do not hold annual shareholder meetings; a Fund may, however, hold special meetings for such purposes as electing or removing Trustees, changing fundamental policies and approving investment advisory agreements or 12b-1 plans. In addition, the Funds are prepared to assist shareholders in communicating with one another for the purpose of convening a meeting to elect Trustees.

Advisors. The investment advisor to each Fund, other than the Evergreen Select Small Company Value Fund, Evergreen Select Special Equity Fund and Evergreen Select Small Cap Growth Fund, is First Union National Bank ("FUNB"), a subsidiary of First Union Corporation ("First Union"). First Union is located at 301 South College Street, and FUNB at 201 South College Street, Charlotte, North Carolina 28288-0630. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the U.S.

     Each Fund, other than the Evergreen Select Small Company Value Fund, Evergreen Select Special Equity Fund and Evergreen Select Small Cap Growth Fund, pays FUNB a fee for its services as set forth below. FUNB annual advisory fees are expressed as a percentage of average net assets. In addition, FUNB has voluntarily agreed to reduce its advisory fee for each Fund it advises, resulting in the net advisory fees that are also indicated in the table below.

       FUND                                     ADVISORY FEE NET ADVISORY FEE
       ----                                     ------------ ----------------
       Evergreen Select Strategic Value Fund        0.70%          0.60%
       Evergreen Select Diversified Value Fund      0.60%          0.50%
       Evergreen Select Large Cap Blend Fund        0.70%          0.58%
       Evergreen Select Common Stock Fund           0.70%          0.53%
       Evergreen Select Strategic Growth Fund       0.70%          0.58%
       Evergreen Select Equity Income Fund          0.70%          0.60%
       Evergreen Select Social Principles Fund      0.80%          0.67%
       Evergreen Select Balanced Fund               0.60%          0.50%
       Evergreen Select Equity Index Fund           0.40%          0.12%

     Evergreen Asset Management Corp. ("Evergreen Asset") is the investment advisor to Evergreen Select Small Company Value Fund. Evergreen Asset is located at 2500 Westchester Avenue, Purchase, New York 10577 and is also a subsidiary of First Union. Evergreen Select Small Company Value Fund pays Evergreen Asset an annual advisory fee equal to 0.90% of average net assets. Currently, Evergreen Asset has voluntarily agreed to limit its advisory fee to 0.80% of the average net assets of the Fund.

     The investment advisor of Evergreen Select Special Equity Fund is Meridian Investment Company ("Meridian"). Meridian is an indirect subsidiary of FUNB. Meridian's address is 55 Valley Stream Parkway, Malvern, Pennsylvania 19355. Meridian receives an annual fee equal to 1.50% of average daily net assets of Evergreen Select Special Equity Fund. Currently Meridian has voluntarily agreed to limit its advisory fee to 0.74% of the average net assets of the Fund.

     Evergreen Investment Management Company ("EIMC") (formerly known as Keystone Investment Management Company) is the investment advisor to Evergreen Select Small Cap Growth Fund. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034, and is an indirect wholly-owned subsidiary of FUNB.

     Evergreen Select Small Cap Growth Fund pays EIMC a fee for its services as set forth below. Annual advisory fees are expressed as a percentage of average net assets.

                                       AGGREGATE
                                    NET ASSET VALUE
                                     OF THE SHARES
            MANAGEMENT FEE            OF THE FUND
            --------------         ------------------
            0.80% of the first     $100,000,000, plus
            0.75% of the next      $150,000,000, plus
            0.65% of amounts over  $250,000,000

     FUNB, Evergreen Asset and Meridian currently intend to continue indefinitely waiving a portion of each Fund's respective advisory fee where applicable. FUNB, Evergreen Asset and Meridian may each modify or cancel its expense waiver at any time.

Sub-Advisor. With respect to Evergreen Select Small Company Value Fund, Evergreen Asset has entered into a sub-advisory agreement with Lieber & Company. Under that agreement, Lieber & Company furnishes Evergreen Asset with information, investment recommendations, advice and assistance. Evergreen Asset reimburses Lieber & Company for the direct and indirect costs it incurs while performing its sub-advisory services. Lieber & Company is located at 2500 Westchester Avenue, Purchase, New York, 10566. Lieber & Company is an indirect, wholly-owned, subsidiary of First Union.

Portfolio Managers. Information about the individual portfolio managers responsible for managing each Fund, including their occupations for the past five years, is provided below.

          FUND                            PORTFOLIO MANAGER(S)
          ----                            --------------------
 Evergreen Select        Mark C. Sipe, CFA. Mark Sipe is a Senior Vice
  Common Stock Fund      President of FUNB, and Director of Equity Management
                         for First Investment Advisors, the investment group at
                         FUNB responsible for managing private capital
                         portfolios. He has over 20 years investment
                         experience, 16 with FUNB. He has managed or co-managed
                         the Fund since 1994. Aside from co-managing the Fund,
                         Mr. Sipe is responsible for the oversight of equity
                         research efforts and all equity investment processes.

                         Hanspeter Giger, CFA. Hanspeter Giger has 13 years of investment management experience. He joined FUNB as an Equity Analyst in 1987. For the past five years, Mr.
                         Giger has been Director of Equity Research, responsible for overseeing and coordinating FUNB's
                         Investment Research/Core Team, in addition to co-managing the Fund.

 Evergreen Select Equity Paul A. DiLella. Paul A. DiLella is a Vice President,
  Income Fund            Analyst and Fund Manager of FUNB. Aside from managing
                         the Fund, Mr. DiLella has been the fund co-manager of
                         the Evergreen Utility Fund since 1996. Mr. DiLella
                         also has research responsibilities for the electric
                         utility, real estate investment trust and natural gas
                         distribution companies. Mr. DiLella joined First
                         Fidelity Bank in 1982, which was acquired by FUNB in
                         1995, as Vice President and Portfolio Manager of the
                         Asset Management Group. Mr. DiLella has over 17 years
                         of investment experience.

 Evergreen Select Large  Eric M. Wiegand. Eric Wiegand has managed the Fund
  Cap Blend Fund         since 1996 and is assisted by a team of seasoned
                         investment professionals. Mr. Wiegand is a Senior Vice
                         President and Senior Portfolio Manager, also
                         responsible for managing the Evergreen Select Social
                         Principles Fund. Prior to rejoining First Fidelity
                         Bank in 1994, which was acquired by FUNB in 1995, Mr.
                         Wiegand was an Assistant Vice President and Portfolio
                         Manager with First Fidelity Bank from 1989-1993.

          FUND                            PORTFOLIO MANAGER(S)
          ----                            --------------------
 Evergreen Select Social Mr. Wiegand also acts as portfolio manager of the
  Principles Fund        Evergreen Select Large Cap Blend Fund.

 Evergreen Select        W. Shannon Reid, CFA. Shannon Reid has over 14 years
  Strategic Growth Fund  of investment experience. His responsibilities include equity analysis and portfolio management for FUNB's
                         growth-style equity products. Mr. Reid has been with
                         FUNB since 1988 as a Vice President and Portfolio
                         Manager.

                         Timothy M. Stevenson, CFA. Tim Stevenson has over 17 years of investment experience. Mr Stevenson joined
                         FUNB in 1994 as a Senior Vice President and Portfolio
                         Manager.

 Evergreen Select        Timothy O'Grady is the team leader of a group of
  Strategic Value Fund   seasoned professionals who manage the Strategic Value
                         Fund.

                         Timothy E. O'Grady. Since joining FUNB (then First
                         Fidelity Bank) in 1986, Timothy O'Grady has been a portfolio manager in the Employee Benefit
                         Equity/Balanced Unit of the Capital Management Group in Newark, NJ. Mr. O'Grady is a Senior Vice President and Senior Portfolio Manager and also co-manages the Evergreen Select Value Fund.

 Evergreen Select        Stephen A. Lieber. Stephen Lieber is Chairman and Co-
  Small Company          Chief Executive Officer of Lieber & Company and
  Value Fund             Evergreen Asset. He was the founding Partner of Lieber
                         & Company in 1969 and served as Senior Partner until
                         June, 1994. He is Portfolio Manager of Evergreen Fund,
                         Evergreen Foundation Fund, Evergreen Tax Strategic
                         Foundation Fund, Evergreen VA Foundation Fund and
                         Evergreen VA Fund.

                         Peter J. Kovalski, CFA. Peter Kovalski joined Lieber &
                         Company as an analyst in 1992.
                         Nola M. Falcone, CFA. Nola Falcone is President and
                         Co-Chief Executive Officer of Lieber & Company and
                         Evergreen Asset. Ms. Falcone was a General Partner of
                         Lieber & Company from January, 1981 to June, 1994. She is Portfolio Manager for Evergreen Income & Growth
                         Fund, Evergreen Small Cap Equity Income Fund and
                         Evergreen VA Small Cap Equity Income Fund.

 Evergreen Select        Dean Hawes. Dean Hawes has over 23 years of investment
  Balanced Fund          experience. Since joining FUNB from Merrill Lynch in
                         1981, Mr. Hawes has been a Vice President and Senior
                         Portfolio Manager.

                         Rollin C. Williams, CFA. Rollin Williams has over 29 years of investment and banking management experience.
                         In addition to managing FUNB's Diversified Bond Group
                         Trust and the Evergreen U.S. Government Fund, he is also responsible for the management of over $2.2 billion in fixed income portfolios. Since joining FUNB in 1993, Mr. Williams has been a Vice President and Senior Portfolio Manager.

 Evergreen Select        Eric M. Teal. Mr. Teal, Vice President and
  Diversified            Quantitative Equity Analyst, joined FUNB in September
  Value Fund             1993 and currently heads the Quantitative
                         Analysis/Portfolio Management Unit within FUNB. He
                         began managing the Diversified Value Fund in June
                         1998, and is also responsible for risk analysis and
                         quantitative management for other Evergreen Select
                         Equity Funds.

 Evergreen Select        Leonard Capristo. Mr. Capristo has 27 years of
  Equity Index Fund      investment experience and currently manages FUNB's
                         Enhanced Stock Market Fund. He joined FUNB in 1989 as
                         the Director of Equity Trading. He rejoined the
                         Capital Management Group in 1997 from First Union's
                         Capital Markets Group where he served as co-manager of
                         public equity investments for three years.


          FUND                            PORTFOLIO MANAGER(S)
          ----                            --------------------
 Evergreen Select       Joseph E. Stocke, CFA. Mr. Stocke has been a Senior
  Special Equity Fund   Investment Manager/Equities with Meridian since 1990.
                        Mr. Stocke has been with Meridian since 1983 and prior
                        to July 1998 managed the Special Equity Fund and Core
                        Equity Fund of CoreFunds, Inc.

 Evergreen Select Small Thomas Holman. Mr. Holman has been the Portfolio
  Cap Growth Fund       Manager of the Fund since joining EIMC in January,
                        1997. Prior to joining EIMC, Mr. Holman was an
                        investment officer and securities analyst at Invista
                        Capital Management, Inc. ("Invista"), Des Moines, Iowa,
                        from 1993 to 1997. Mr. Holman manages the Fund in
                        conjunction with the EIMC Small Cap Growth Team is
                        headed by J. Gary Craven, a EIMC Senior Vice President.
                        Prior to joining EIMC in 1996, Mr. Craven was Vice
                        President and Portfolio Manager of Invista. He joined
                        Invista in 1987 as a Securities Analyst.

Distributor. EDI is each Fund's distributor. EDI is located at 125 West 55th Street, New York, New York 10019 and is a subsidiary of The BISYS Group, Inc. EDI markets the Funds and distributes their shares through broker-dealers, financial planners and other financial representatives. EDI is not affiliated with First Union.

Transfer Agent. The Service Company is each Fund's transfer agent. The Service Company is a subsidiary of First Union and is located at 200 Berkeley Street, Boston, MA 02116-5034. The Service Company handles shareholder services, including record keeping and account statements, distribution of dividends and capital gains and processing of transactions.

Administrator. Evergreen Investment Services, Inc. ("EIS") serves as administrator to each Fund. EIS is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034. As administrator, and subject to the supervision and control of the Trust's Board of Trustees, EIS provides the Funds with facilities, equipment and personnel. For its services as administrator, EIS is entitled to receive a fee based on the aggregate average daily net assets of the Funds at a rate based on the total assets of all mutual funds administered by EIS for which any affiliate of FUNB serves as investment advisor. The administration fee is calculated in accordance with the following schedule:

                    AGGREGATE AVERAGE DAILY NET ASSETS OF MUTUAL FUNDS FOR WHICH ANY
ADMINISTRATIVE FEE           AFFILIATE OF FUNB SERVES AS INVESTMENT ADVISOR
------------------  ----------------------------------------------------------------
      0.050%                       on the first $7 billion
      0.035%                       on the next $3 billion
      0.030%                       on the next $5 billion
      0.020%                       on the next $10 billion
      0.015%                       on the next $5 billion
      0.010%                       on assets in excess of $30 billion

OTHER INFORMATION AND POLICIES

Banking Laws. The Glass-Steagall Act and other banking laws and regulations presently prohibit member banks of the Federal Reserve System ("Member Banks") or their non-bank affiliates from sponsoring, organizing, controlling, or distributing the shares of registered open-end investment companies such as the Funds. Such laws and regulations also prohibit banks from issuing, underwriting or distributing securities in general. However, under the Glass-Steagall Act and such other laws and regulations, a Member Bank or an affiliate thereof may act as investment advisor, transfer agent or custodian to a registered open-end investment company and may also act as agent in connection with the purchase of shares of such an investment company upon the order of its customer. FUNB and its affiliates are subject to and in compliance with the aforementioned laws and regulations.

     Changes to applicable laws and regulations or future judicial or administrative decisions could result in FUNB and its affiliates being prevented from continuing to perform the services required under the investment advisory agreements or from acting as agent in connection with the purchase of shares of the Funds by their customers. If FUNB and its affiliates were prevented from continuing to provide the services called for under the investment advisory agreements, it is expected that the Trustees would identify, and call upon each Fund's shareholders to approve, new investment advisors. If this were to occur, it is not anticipated that the shareholders of any Fund would suffer any adverse financial consequences.

Securities Transactions. Under policies established by the Trust's Board of Trustees, each Fund's investment advisor selects broker-dealers to execute portfolio transactions subject to the receipt of best execution. In so doing, each Fund's investment advisor may and does select broker-dealers who are affiliated with the advisor. Moreover, the Funds may pay higher commissions to broker-dealers that provide research services, which the advisor may use in advising the Funds or its other clients.

Portfolio Turnover. The portfolio turnover rates for each Fund appear under "Financial Highlights."

A high rate of portfolio turnover (100% or more) may involve correspondingly greater brokerage commissions and other transaction costs, which a Fund and its shareholders must bear. It may also result in the realization of larger amounts of net short-term capital gains, distributions from which are taxable to shareholders as ordinary income.

Code of Ethics. Each Fund and its investment advisor have adopted a code of ethics incorporating policies on personal securities trading. In general, these codes of ethics require that certain personnel of the Funds and their investment advisors (1) abstain from engaging in certain personal trading practices and (2) report certain personal trading activities.

Other Classes of Shares. Each Fund, other than Evergreen Select Large Cap Blend Fund, Evergreen Select Social Principles Fund and Evergreen Select Equity Index Fund, offers two classes of shares, Institutional and Institutional Service. Evergreen Select Large Cap Blend Fund and Evergreen Select Social Principles Fund each offer three classes of shares, Charitable, Institutional and Institutional Service. Evergreen Select Equity Index Fund offers four classes of shares, Class A, Class B, Institutional and Institutional Service. Only Institutional Shares are offered through this prospectus. Call the Service Company at 1-800-343-2898 for information on the other classes of shares, including how to get a prospectus.

Year 2000 Risks. Like other investment companies, financial and business organizations and individuals around the world, the Funds could be adversely affected if the computer systems used by the Funds' investment advisors and the Funds' other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Funds' investment advisors are taking steps to address the Year 2000 Problem with respect to the computer systems that they use and to obtain assurances that comparable steps are being taken by the Funds' other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds.

FUND PERFORMANCE

Total Return. Total return is the change in value of an investment in a Fund over a given period, assuming that dividends and capital gains are reinvested and that recurring charges are deducted. A cumulative total return reflects actual performance over a stated period of time. An average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results.

Yield. Yield is the income generated by an investment in a Fund over a given period of time, expressed as an annual percentage rate. Yields are calculated according to a standard that is required for all stock and bond Funds. Because this differs from other accounting methods, the quoted yield may not equal the income actually paid to shareholders.

Related Performance Information. EVERGREEN SELECT STRATEGIC VALUE FUND, EVERGREEN SELECT LARGE CAP BLEND FUND, EVERGREEN SELECT COMMON STOCK FUND, EVERGREEN SELECT STRATEGIC GROWTH FUND, EVERGREEN SELECT EQUITY INCOME FUND AND EVERGREEN SELECT SOCIAL PRINCIPLES FUND. The Funds commenced operations on or about November 24, 1997. On that date, each of seven common trust funds (each a "CTF") transferred substantially all its assets to the Fund having materially equivalent investment objectives, policies and limitations in exchange for shares of such Fund. After such transfer, each Fund's portfolio of investments was the same as the portfolio of the corresponding CTF immediately prior to the transfer. The performance information below is that of the CTFs and not the Funds. Past performance is not a guarantee of future performance.

     The CTFs are for all practical purposes "predecessors" of the Funds. As a result, the performance for each Fund's Institutional Shares is calculated for periods before the commencement of the Funds' operations by including the corresponding CTF's average annual total return. The CTFs' average annual total return is adjusted to reflect the deduction of fees and expenses as stated under "Expenses." These fees and expenses include management fees and certain other Fund expenses. These fees and expenses have not, however, been adjusted to reflect any expense waivers or reimbursements. Applying the expenses of the Funds rather than those of the CTF's makes the performance figures below lower.

     The quoted performance data includes the performance of the CTFs for periods before the Trust's Registration Statement became effective. In the case of Evergreen Select Strategic Growth Fund, where two CTFs transferred assets into the Fund, performance information provided is for the larger of the two CTFs. The CTFs were not registered under the Investment Company Act of 1940, as amended (the "1940 Act") and thus were not subject to certain investment restrictions that are imposed by the 1940 Act. If the CTFs had been registered under the 1940 Act, their performance might have been adversely affected. In addition, the CTFs were not subject to the provisions of the Code with respect to "regulated investment companies," which provisions, if imposed, could have adversely affected the CTFs' performance. Employee benefit plans that invest plan assets in the CTFs may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the period if they reflected these charges.

   FUND NAME (PREDECESSOR CTF)       1 YEAR    3 YEARS   5 YEARS  10 YEARS (OR
(THE FUNDS COMMENCED OPERATIONS ON   (ENDING   (ENDING   (ENDING     SINCE     INCEPTION
        NOVEMBER 24, 1997)          10/31/96) 10/31/96) 10/31/96)  INCEPTION)    DATE
----------------------------------  --------- --------- --------- ------------ ---------
Evergreen Select Strategic
 Value Fund
(Select Value Trust)                  33.24%    26.47%    20.55%     16.58%    12/31/81
Institutional Shares
Evergreen Select Large Cap
 Blend Fund
(Charitable Equity Trust)             29.69%    30.01%      N/A      22.12%    12/31/93
Institutional Shares
Evergreen Select Common
 Stock Fund
(Common Stock Trust)                  30.07%    26.65%    16.67%     14.90%    12/31/81
Institutional Shares
Evergreen Select Strategic
 Growth Fund
(Common Stock Growth
 Trust)                               28.41%      N/A       N/A      30.28%    12/31/94
Institutional Shares
Evergreen Select Equity
 Income Fund
(Equity Income Trust)                 25.08%    21.29%    14.43%     13.71%    12/31/78
Institutional Shares
Evergreen Select Social
 Principles Fund
(Social Principles Trust)             28.33%    24.80%    18.98%     15.30%     5/31/88
Institutional Shares

Performance of Evergreen Asset for Private Accounts Similar to EVERGREEN SELECT SMALL COMPANY VALUE FUND. Set forth below is composite performance information relating to the historical performance of all actual, fee-paying, fully discretionary equity accounts managed by Evergreen Asset. These accounts have investment objectives, policies, strategies, and risks substantially similar to those of Evergreen Select Small Company Value Fund.

     Evergreen Asset's composite performance data shown below is presented in accordance with the recommended standards of the Association for Investment Management and Research (commonly referred to as AIMR) retroactively applied for all time periods. All returns include cash and cash equivalents. These results calculated by AIMR standards would be different from those obtained by using the SEC method of accounting performance of a mutual fund. Securities transactions are accounted for on the trade date and accrual accounting is utilized. The composite's returns are calculated on a time-weighted basis and do not reflect the deduction of fees or expenses.

     The investment results of Evergreen Asset's composite presented below are unaudited and are not intended to predict or suggest the future returns of the Fund. The performance data set forth below is provided to illustrate the past performance of Evergreen Asset in managing substantially similar accounts and does not represent the performance of the Fund. Investors should be aware that the use of a methodology different than that used below to calculate performance could result in different performance data. The accounts contained in the composite are not subject to the same type of expenses as the Fund and are not subject to the diversification requirements, specific tax restrictions, and investment limitations imposed on a mutual fund by federal law. Consequently, the performance results for such accounts could have been adversely affected if they had been regulated under federal laws.

                       TOTAL ASSETS    NO. OF
                     (IN MILLIONS) AT ACCOUNTS
                       12/31/97(SM     AS OF
COMPOSITE              M) FOR AIMR    12/31/97 1 YEAR 3 YEARS 5 YEARS 10 YEARS
---------            ---------------- -------- ------ ------- ------- --------
Small Cap Composite       296.4           3    39.51% 32.89%  20.39%   17.62%

     The composite performance reflecting the estimated expenses of the Evergreen Select Small Company Value Fund would be as follows:

                                               1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                               ------ ------- ------- --------
                                               38.33% 31.71%  19.21%   16.43%

EVERGREEN SELECT BALANCED FUND AND EVERGREEN SELECT DIVERSIFIED VALUE
FUND. The following total return information is provided with reference to Evergreen Balanced Fund and Evergreen Value Fund, the Class Y shares of which were reorganized into the Institutional Shares of Evergreen Select Balanced Fund and Evergreen Select Diversified Value Fund, respectively in November of 1997. Evergreen Balanced Fund and Evergreen Value Fund were series of Evergreen Investment Trust, a registered investment company managed by Evergreen Asset. Evergreen Balanced Fund and Evergreen Value Fund have investment objectives, policies and strategies materially equivalent to those of Evergreen Select Balanced Fund and Evergreen Select Diversified Value Fund, respectively. Past performance of the Evergreen Balanced Fund and Evergreen Value Fund is no guarantee of the future performance of Evergreen Select Balanced Fund and Evergreen Select Diversified Value Fund. The performance information set forth below is provided as of March 31, 1997 for Evergreen Balanced Fund and as of December 31, 1997 for Evergreen Value Fund.

                         EVERGREEN   EVERGREEN
       PERIOD          BALANCED FUND VALUE FUND
       ------          ------------- ----------
       One Year            19.97%       27.77%
       Three Years         17.69%       22.49%
       Five Years          13.13%       17.04%
       Ten Years           12.80%       16.95%
       Inception Date     4/1/91       1/3/91

General. The Funds may include comparative performance information in advertising or in marketing the Funds' shares. Such information could include data from Lipper Analytical Services, Inc., Morningstar, Inc., CDA Weisenberger and Value Line, or other industry publications or various indexes such as the S&P 500 Index.

     For more information on the Funds' performance, see the SAI.

INVESTMENT ADVISORS
First Union National Bank, 201 South College Street, Charlotte, North Carolina 28288-0630
    (Evergreen Select Strategic Value Fund, Evergreen Select Diversified
    Value Fund, Evergreen Select Large Cap Blend Fund, Evergreen Select
    Common Stock Fund, Evergreen Select Strategic Growth Fund, Evergreen Select Equity Income Fund, Evergreen Select Social Principles Fund, Evergreen Select Balanced Fund and Evergreen Select Equity Index Fund)
Evergreen Asset Management Corp., 2500 Westchester Avenue, Purchase, New York 10577
    (Evergreen Select Small Company Value Fund)
Meridian Investment Company, 55 Valley Stream Parkway, Malvern, Pennsylvania
19355
    (Evergreen Select Special Equity Fund)
Evergreen Investment Management Company, 200 Berkeley Street, Boston, Massachusetts 02116-5034
    (Evergreen Select Small Cap Growth Fund)

CUSTODIAN
State Street Bank and Trust Company, P.O. Box 9021, Boston, Massachusetts 02205-9827

TRANSFER AGENT
Evergreen Service Company, 200 Berkeley Street, Boston, Massachusetts 02116-
5034

LEGAL COUNSEL
Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington, D.C. 20036

INDEPENDENT AUDITORS
KPMG Peat Marwick LLP, 99 High Street, Boston, Massachusetts 02110

DISTRIBUTOR
Evergreen Distributor, Inc., 125 West 55th Street, New York, New York 10019

63867                                                                  541909Rv1

-------------------------------------------------------------------------------
PROSPECTUS                                                     November 1, 1998
-------------------------------------------------------------------------------

EVERGREEN SELECT EQUITY TRUST            [LOGO OF EVERGREEN FUNDS APPEARS HERE]
-------------------------------------------------------------------------------

EVERGREEN SELECT STRATEGIC VALUE FUND
EVERGREEN SELECT DIVERSIFIED VALUE FUND
EVERGREEN SELECT LARGE CAP BLEND FUND
EVERGREEN SELECT COMMON STOCK FUND
EVERGREEN SELECT STRATEGIC GROWTH FUND
EVERGREEN SELECT EQUITY INCOME FUND
EVERGREEN SELECT SMALL COMPANY VALUE FUND
EVERGREEN SELECT SOCIAL PRINCIPLES FUND
EVERGREEN SELECT BALANCED FUND
EVERGREEN SELECT EQUITY INDEX FUND
EVERGREEN SELECT SPECIAL EQUITY FUND
EVERGREEN SELECT SMALL CAP GROWTH FUND
(EACH A "FUND," TOGETHER THE "FUNDS")

INSTITUTIONAL SERVICE SHARES

     This prospectus explains important information about the Institutional Service Shares of the Evergreen Select Equity Trust, including information on how the Funds invest and services available to shareholders. Please read this prospectus before investing, and keep it for future reference.

     When you consider investing in a Fund, remember that the higher the risk of losing money, the higher the potential reward. The reverse is also generally true: the lower the risk, the lower the potential reward.

     By itself, no Fund is a complete investment plan. When considering an investment in any of the Funds, remember to consider your overall investment objectives and any other investments you own. You should also carefully evaluate your ability to handle the risks posed by your investment in the Funds. You can find information on the risks associated with investing in the Funds under the section called "Fund Descriptions."

     To learn more about the Evergreen Select Equity Trust, call 1-800-343-2898 for a free copy of the Funds' statement of additional information ("SAI") dated November 1, 1998, as supplemented from time to time. The Funds have filed the SAI with the Securities and Exchange Commission ("SEC") and have incorporated it by reference (legally included it) into this prospectus.

PLEASE REMEMBER THAT SHARES OF THE FUNDS ARE:

 . NOT DEPOSITS OR OBLIGATIONS OF ANY BANK.

 . NOT ENDORSED OR GUARANTEED BY ANY BANK.

 . NOT INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY.

 . SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL
AMOUNT.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                   Keep This Prospectus For Future Reference

EVERGREEN SM is a Service Mark of Evergreen Asset Management Corp. Copyright 1995, Evergreen Asset Management Corp.

                               TABLE OF CONTENTS

EXPENSES................................................................    3
FINANCIAL HIGHLIGHTS....................................................    4
FUND DESCRIPTIONS.......................................................   10
   Investment Objectives................................................   10
   Securities and Investment Practices..................................   11
BUYING AND SELLING SHARES...............................................   14
   How To Buy Shares....................................................   14
   How to Redeem Shares.................................................   15
   Additional Transaction Policies......................................   16
   Exchanges............................................................   16
   Dividends............................................................   16
   Taxes................................................................   17
   Shareholder Services.................................................   17
FUND DETAILS............................................................   17
   Fund Organization and Service
    Providers...........................................................   17
   Other Information And Policies.......................................   21
   Fund Performance.....................................................   22

-------------------------------------------------------------------------------

                                   EXPENSES

-------------------------------------------------------------------------------

     The tables and examples below are designed to help you understand the various expenses that you will bear, directly or indirectly, when you invest in the Funds. Shareholder transaction expenses are fees paid directly from your account when you buy or sell shares of a Fund. There are no shareholder transaction expenses.

     Annual operating expenses reflect the normal operating expenses of a Fund, and include costs such as management, distribution and other fees. The table below shows the Funds' estimated annual operating expenses for the fiscal period ending June 30, 1999. Each Fund's example shows what you would pay if you invested $1,000 over the periods indicated. The examples assume that you reinvest all of your dividends and that each Fund's average annual return will be 5%. THE EXAMPLES ARE FOR ILLUSTRATION PURPOSES ONLY AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RETURN. THE FUNDS' ACTUAL EXPENSES AND RETURNS WILL VARY. For a more complete description of the various costs and expenses borne by the Funds see "Fund Details."

  ANNUAL FUND OPERATING      MANAGEMENT                OTHER       TOTAL OPERATING
        EXPENSES                FEES                 EXPENSES      EXPENSES (AFTER
   (AS A PERCENTAGE OF     (AFTER EXPENSE  12B-1  (AFTER EXPENSE  EXPENSE WAIVERS OR
AVERAGE DAILY NET ASSETS)   WAIVERS)(1)    FEES   REIMBURSEMENTS) REIMBURSEMENTS)(1)
-------------------------  -------------- ------- --------------- ------------------
Evergreen Select
 Strategic Value Fund           0.60%       0.25%       0.15%             1.00%
Evergreen Select
 Diversified Value Fund         0.50%       0.25%       0.18%             0.93%
Evergreen Select Large
 Cap Blend Fund                 0.58%       0.25%       0.13%             0.96%
Evergreen Select Common
 Stock Fund                     0.53%       0.25%       0.17%             0.95%
Evergreen Select
 Strategic Growth Fund          0.58%       0.25%       0.14%             0.97%
Evergreen Select Equity
 Income Fund                    0.60%       0.25%       0.17%             1.02%
Evergreen Select Small
 Company Value Fund             0.65%       0.25%       0.35%             1.25%
Evergreen Select Social
 Principles Fund                0.67%       0.25%       0.19%             1.11%
Evergreen Select Balanced
 Fund                           0.50%       0.25%       0.20%             0.95%
Evergreen Select Equity
 Index Fund                     0.12%       0.25%       0.18%             0.55%
Evergreen Select Special
 Equity Fund(2)                 0.74%       0.25%       0.31%             1.30%
Evergreen Select Small
 Cap Growth Fund                0.80%       0.25%       0.21%             1.26%
 EXAMPLE OF FUND EXPENSES      1 YEAR     3 YEARS     5 YEARS          10 YEARS
 ------------------------      ------     -------     -------          --------
Evergreen Select
 Strategic Value Fund             $10         $32         $55              $122
Evergreen Select
 Diversified Value Fund           $ 9         $30         $51              $114
Evergreen Select Large
 Cap Blend Fund                   $10         $31         $53              $118
Evergreen Select Common
 Stock Fund                       $10         $30         $53              $117
Evergreen Select
 Strategic Growth Fund            $10         $31         $54              $119
Evergreen Select Equity
 Income Fund                      $10         $32         $56              $125
Evergreen Select Small
 Company Value Fund               $13         $40         $69              $151
Evergreen Select Social
 Principles Fund                  $11         $35         $61              $135
Evergreen Select Balanced
 Fund                             $10         $30         $53              $117
Evergreen Select Equity
 Index Fund                       $ 6         $18         $31              $ 69
Evergreen Select Special
 Equity Fund                      $13         $41         $71              $157
Evergreen Select Small
 Cap Growth Fund                  $13         $40         N/A               N/A

-------
(1) The investment advisor of each Fund, other than Evergreen Select Small Cap Growth Fund, has voluntarily agreed to waive a portion of each Fund's investment advisory fee. Without such waivers, each management fee set forth above would be higher. The investment advisors currently intend to continue this expense waiver indefinitely; however, each may modify or cancel its expense waiver at any time. See "Fund Details" for more information.
(2) The investment advisor of Evergreen Select Special Equity Fund has undertaken to limit the Fund's Total Operating Expenses for a period of at least two years to 2.07%.
     Absent expense waivers and/or reimbursements, the Total Operating Expenses for each of the Funds would be as follows:

                           MANAGEMENT FEE   12B-1  OTHER EXPENSES (WITHOUT     TOTAL FUND
FUND                      (WITHOUT WAIVERS) FEES       REIMBURSEMENTS)     OPERATING EXPENSES
----                      ----------------- -----  ----------------------- ------------------
Evergreen Select
 Strategic Value Fund           0.70%       0.25%           0.15%                 1.10%
Evergreen Select
 Diversified Value Fund         0.60%       0.25%           0.18%                 1.03%
Evergreen Select Large
 Cap Blend Fund                 0.70%       0.25%           0.13%                 1.08%
Evergreen Select Common
 Stock Fund                     0.70%       0.25%           0.17%                 1.12%
Evergreen Select
 Strategic Growth Fund          0.70%       0.25%           0.14%                 1.09%
Evergreen Select Equity
 Income Fund                    0.70%       0.25%           0.17%                 1.12%
Evergreen Select Small
 Company Value Fund             0.90%       0.25%           0.35%                 1.50%
Evergreen Select Social
 Principles Fund                0.80%       0.25%           0.19%                 1.24%
Evergreen Select
 Balanced Fund                  0.60%       0.25%           0.20%                 1.05%
Evergreen Select Equity
 Index Fund                     0.40%       0.25%           0.18%                 0.83%
Evergreen Select Special
 Equity Fund                    1.50%       0.25%           0.31%                 2.06%
Evergreen Select Small
 Cap Growth Fund                0.80%       0.25%           0.21%                 1.26%

-------------------------------------------------------------------------------

                             FINANCIAL HIGHLIGHTS

-------------------------------------------------------------------------------

     The tables on the following pages present, for each Fund, financial highlights for a share outstanding throughout each period indicated. The information in the tables for Evergreen Select Strategic Value Fund, Evergreen Select Diversified Value Fund, Evergreen Select Large Cap Blend Fund, Evergreen Select Common Stock Fund, Evergreen Select Strategic Growth Fund, Evergreen Select Equity Income Fund, Evergreen Select Social Principles Fund, Evergreen Select Balanced Fund and Evergreen Select Small Cap Growth Fund has been audited by KPMG Peat Marwick LLP, each Fund's independent auditors. A report of KPMG Peat Marwick LLP on the audited information with respect to each Fund is included in the Fund's Annual Report which is incorporated by reference into the Funds' SAI. Evergreen Select Equity Index Fund and Evergreen Select Special Equity Fund were formerly Equity Index Fund and Special Equity Fund, respectively, portfolios of CoreFunds, Inc. They were reorganized into Evergreen funds in July 1998. The information for Evergreen Select Equity Index Fund and Evergreen Select Special Equity Fund for the periods from November 1, 1995 to June 30, 1998 has been audited by Ernst & Young LLP. The information for Evergreen Select Special Equity Fund for the periods ended October 31, 1994 and October 31, 1995 has been audited by the Funds' prior independent auditors. A report of Ernst & Young LLP on the audited information with respect to each Fund is included in the Funds' Annual Report which is incorporated by reference in the Fund's SAI. The Fund's Annual Reports may be obtained without charge. For the fiscal period ended June 30, 1998 the Evergreen Select Small Company Value Fund and Evergreen Select Small Cap Growth Fund did not have any shares outstanding.

EVERGREEN SELECT STRATEGIC VALUE FUND

                                                                    PERIOD ENDED
                                                                      JUNE 30,
                                                                       1998*
                                                                    ------------
NET ASSET VALUE BEGINNING OF PERIOD................................   $223.08
                                                                      -------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income.............................................      0.61
 Net realized and unrealized gain on investments...................      3.13
                                                                      -------
Total from investment operations...................................      3.74
                                                                      -------
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income.........................................     (0.78)
                                                                      -------
Total distributions................................................     (0.78)
                                                                      -------
NET ASSET VALUE END OF PERIOD......................................   $226.04
                                                                      =======
TOTAL RETURN.......................................................      1.68%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
 Total expenses....................................................      1.00%+
 Total expenses, excluding indirectly paid expenses................      1.00%+
 Total expenses, excluding fee waiver and expense reimbursement....      1.10%+
 Net investment income.............................................      0.93%+
PORTFOLIO TURNOVER RATE............................................        12%
AVERAGE COMMISSION RATE PER SHARE..................................   $0.0619
NET ASSETS END OF PERIOD (THOUSANDS)...............................   $ 1,327

-------
+Annualized.
*For the period from March 11, 1998 (commencement of class operations) to June
   30, 1998.

EVERGREEN SELECT DIVERSIFIED VALUE FUND

                                                                    PERIOD ENDED
                                                                      JUNE 30,
                                                                       1998*
                                                                    ------------
NET ASSET VALUE BEGINNING OF PERIOD................................    $26.56
                                                                      -------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income.............................................      0.06
 Net realized and unrealized gain on investments...................     (0.64)
                                                                      -------
Total from investment operations...................................     (0.58)
                                                                      -------
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income.........................................     (0.05)
                                                                      -------
Total distributions................................................     (0.05)
                                                                      -------
NET ASSET VALUE END OF PERIOD......................................    $25.93
                                                                      =======
TOTAL RETURN.......................................................     (2.19%)
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
 Total expenses....................................................      0.93%+
 Total expenses, excluding indirectly paid expenses................      0.93%+
 Total expenses, excluding fee waiver and expense reimbursement....      1.03%+
 Net investment income.............................................      0.80%+
PORTFOLIO TURNOVER RATE............................................        56%
AVERAGE COMMISSION RATE PER SHARE..................................   $0.0567
NET ASSETS END OF PERIOD (THOUSANDS)...............................   $   210

-------
+Annualized.
*For the period from March 31, 1998 (commencement of class operations) to June
   30, 1998.

EVERGREEN SELECT LARGE CAP BLEND FUND

                                                                    PERIOD ENDED
                                                                      JUNE 30,
                                                                       1998*
                                                                    ------------
NET ASSET VALUE BEGINNING OF PERIOD................................   $ 49.75
                                                                      -------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income.............................................      0.08
 Net realized and unrealized gain on investments...................      1.00
                                                                      -------
Total from investment operations...................................      1.08
                                                                      -------
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income.........................................     (0.08)
In excess of net investment income.................................     (0.01)
                                                                      -------
Total distributions................................................     (0.09)
                                                                      -------
NET ASSET VALUE END OF PERIOD......................................   $ 50.74
                                                                      =======
TOTAL RETURN.......................................................      2.17%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
 Total expenses....................................................      0.96%+
 Total expenses, excluding indirectly paid expenses................      0.96%+
 Total expenses, excluding fee waiver and expense reimbursement....      1.08%+
 Net investment income.............................................      0.57%+
PORTFOLIO TURNOVER RATE............................................        42%
AVERAGE COMMISSION RATE PER SHARE..................................   $0.0591
NET ASSETS END OF PERIOD (THOUSANDS)...............................   $   301

-------
+Annualized.
*For the period from March 12, 1998 (commencement of class operations) to June
   30, 1998.

EVERGREEN SELECT COMMON STOCK FUND

                                                                    PERIOD ENDED
                                                                      JUNE 30,
                                                                       1998*
                                                                    ------------
NET ASSET VALUE BEGINNING OF PERIOD................................   $ 80.21
                                                                      -------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income.............................................      0.27
 Net realized and unrealized gain on investments...................      7.16
                                                                      -------
Total from investment operations...................................      7.43
                                                                      -------
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income.........................................     (0.31)
                                                                      -------
Total distributions................................................     (0.31)
                                                                      -------
NET ASSET VALUE END OF PERIOD......................................   $ 87.33
                                                                      =======
TOTAL RETURN.......................................................      9.27%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
 Total expenses....................................................      0.95%+
 Total expenses, excluding indirectly paid expenses................      0.95%+
 Total expenses, excluding fee waiver and expense reimbursement....      1.12%+
 Net investment income.............................................      0.60%+
PORTFOLIO TURNOVER RATE............................................        22%
AVERAGE COMMISSION RATE PER SHARE..................................   $0.0573
NET ASSETS END OF PERIOD (MILLIONS)................................   $    18

-------
+Annualized.
*For the period from February 4, 1998 (commencement of class operations) to June 30, 1998.

EVERGREEN SELECT STRATEGIC GROWTH FUND

                                                                   PERIOD ENDED
                                                                     JUNE 30,
                                                                      1998*
                                                                   ------------
NET ASSET VALUE BEGINNING OF PERIOD...............................   $ 36.10
                                                                     -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
 Net investment income (loss).....................................     (0.08)
 Net realized and unrealized gain on investments..................      2.34
                                                                     -------
Total from investment operations..................................      2.26
                                                                     -------
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income........................................         0
                                                                     -------
Total distributions...............................................         0
                                                                     -------
NET ASSET VALUE END OF PERIOD.....................................   $ 38.36
                                                                     =======
TOTAL RETURN......................................................      6.29%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
 Total expenses...................................................      0.97%+
 Total expenses, excluding indirectly paid expenses...............      0.97%+
 Total expenses, excluding fee waiver and expense reimbursement...      1.09%+
 Net investment income............................................     (0.27%)+
PORTFOLIO TURNOVER RATE...........................................        80%
AVERAGE COMMISSION RATE PER SHARE.................................   $0.0595
NET ASSETS END OF PERIOD (THOUSANDS)..............................   $ 2,373

-------
+Annualized.
*For the period from February 27, 1998 (commencement of class operations) to June 30, 1998.

EVERGREEN SELECT EQUITY INCOME FUND

                                                                    PERIOD ENDED
                                                                      JUNE 30,
                                                                       1998*
                                                                    ------------
NET ASSET VALUE BEGINNING OF PERIOD................................   $ 90.83
                                                                      -------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income.............................................      0.65
 Net realized and unrealized gain on investments...................     (1.69)
                                                                      -------
Total from investment operations...................................     (1.04)
                                                                      -------
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income.........................................     (0.63)
In excess of net investment income.................................     (0.11)
                                                                      -------
Total distributions................................................     (0.74)
                                                                      -------
NET ASSET VALUE END OF PERIOD......................................   $ 89.05
                                                                      =======
TOTAL RETURN.......................................................     (1.16%)
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
 Total expenses....................................................      1.04%+
 Total expenses, excluding indirectly paid expenses................      1.03%+
 Total expenses, excluding fee waiver and expense reimbursement....      1.13%+
 Net investment income.............................................      2.46%+
PORTFOLIO TURNOVER RATE............................................        51%
AVERAGE COMMISSION RATE PER SHARE..................................   $0.0594
NET ASSETS END OF PERIOD (THOUSANDS)...............................   $ 1,497

-------
+Annualized.
*For the period from March 11, 1998 (commencement of class operations) to June
   30, 1998.

EVERGREEN SELECT SOCIAL PRINCIPLES FUND

                                                                   PERIOD ENDED
                                                                     JUNE 30,
                                                                      1998*
                                                                   ------------
NET ASSET VALUE BEGINNING OF PERIOD...............................   $ 38.44
                                                                     -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
 Net investment income............................................     (0.01)
 Net realized and unrealized gain on investments..................      0.52
                                                                     -------
Total from investment operations..................................      0.51
                                                                     -------
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income........................................     (0.01)
                                                                     -------
Total distributions...............................................     (0.01)
                                                                     -------
NET ASSET VALUE END OF PERIOD.....................................   $ 38.94
                                                                     =======
TOTAL RETURN......................................................      1.32%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
 Total expenses...................................................      1.11%+
 Total expenses, excluding indirectly paid expenses...............      1.11%+
 Total expenses, excluding fee waiver and expense reimbursement...      1.24%+
 Net investment income............................................     (0.12%)+
PORTFOLIO TURNOVER RATE...........................................        24%
AVERAGE COMMISSION RATE PER SHARE.................................   $0.0585
NET ASSETS END OF PERIOD (THOUSANDS)..............................   $   205

-------
+Annualized.
*For the period from March 12, 1998 (commencement of class operations) to June
   30, 1998.

EVERGREEN SELECT BALANCED FUND

                                                                    PERIOD ENDED
                                                                      JUNE 30,
                                                                       1998*
                                                                    ------------
NET ASSET VALUE BEGINNING OF PERIOD................................   $ 13.34
                                                                      -------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income.............................................      0.07
 Net realized and unrealized gain on investments...................      0.09
                                                                      -------
Total from investment operations...................................      0.16
                                                                      -------
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income.........................................     (0.08)
                                                                      -------
Total distributions................................................     (0.08)
                                                                      -------
NET ASSET VALUE END OF PERIOD......................................   $ 13.42
                                                                      =======
TOTAL RETURN.......................................................      1.23%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
 Total expenses....................................................      0.95%+
 Total expenses, excluding indirectly paid expenses................      0.95%+
 Total expenses, excluding fee waiver and expense reimbursement....      1.05%+
 Net investment income.............................................      2.58%+
PORTFOLIO TURNOVER RATE............................................        37%
AVERAGE COMMISSION RATE PER SHARE..................................   $0.0597
NET ASSETS END OF PERIOD (THOUSANDS)...............................   $   215

-------
+Annualized.
*For the period from April 9, 1998 (commencement of class operations) to June
   30, 1998.

EVERGREEN SELECT EQUITY INDEX FUND*

                                                            PERIOD ENDED
                                                              JUNE 30,
                                                           ------------------
                                                            1998      1997(1)
                                                           -------    -------
NET ASSET VALUE, BEGINNING OF PERIOD...................... $ 37.37    $ 29.62
                                                           -------    -------
Net Investment Income.....................................    0.49       0.32
Realized and Unrealized Net Gains on Securities...........   10.12       8.05
Distributions from Net Investment Income..................   (0.47)     (0.38)
Distributions from Capital Gains..........................   (1.24)     (0.24)
                                                           -------    -------
Net Asset Value, End of Period............................ $ 46.27    $ 37.37
                                                           =======    =======
TOTAL RETURN(2)...........................................  27.17%     28.58%+
Net Assets, End of Period (000 omitted)................... $11,944    $ 4,507
Ratio of Expenses to Average Net Assets...................   0.38%      0.37%
Ratio of Net Income to Average Net Assets.................   1.19%      1.51%
Ratio of Expenses to Average Net Assets (Excluding
 Waivers).................................................   0.71%      0.69%
Ratio of Net Income to Average Net Assets (Excluding
 Waivers).................................................   0.86%      1.19%
Portfolio Turnover Rate...................................     12%        11%
Average Commission Rate Paid(3)........................... $0.0621(4) $0.0545

-------
* In July 1998, the Class A and Class B shares of Equity Index Fund, a portfolio of CoreFunds, Inc., were reorganized into Institutional Service Shares of Evergreen Select Equity Index Fund. The information provided above is for the Class A shares of the Equity Index Fund.
+ This figure has not been annualized.
(1)Commenced operations October 9, 1996. Unless otherwise noted, all ratios for the period have been annualized.
(2) Total return does not reflect applicable sales load.
(3) Average commission rate paid per share for security purchases and sales during the period.
(4) Unaudited.

EVERGREEN SELECT SPECIAL EQUITY FUND*+

                                 YEAR ENDED                   YEAR ENDED
                                  JUNE 30                     OCTOBER 31
                         ------------------------------  ------------------
                                                          RETAIL    PRIOR
                                                          CLASS    CLASS(1)
                           1998        1997    1996(3)     1995      1994
                         --------    --------  --------  --------  --------
NET ASSET VALUE,
 BEGINNING OF PERIOD.... $  11.25    $  11.85  $  11.42  $   9.37  $  10.00
                         --------    --------  --------  --------  --------
Net Investment Income
 (Loss).................    (0.10)        --       0.08      0.12      0.06
Realized and Unrealized
 Net Gains (Losses) on
 Securities.............     1.52        1.81      2.11      2.12     (0.63)
Distributions from Net
 Investment Income......      --        (0.02)    (0.07)    (0.12)    (0.06)
Distributions from
 Capital Gains..........    (1.49)      (2.39)    (1.69)    (0.07)      --
                         --------    --------  --------  --------  --------
Net Asset Value, End of
 Period................. $  11.18    $  11.25  $  11.85  $  11.42  $   9.37
                         ========    ========  ========  ========  ========
TOTAL RETURN(2).........   13.78%      17.73%    22.14%    24.44%   (5.72)%
Net Assets, End of
 Period (000 omitted)... $  2,981    $  2,347  $  1,144  $    734  $ 10,069
Ratio of Expenses to
 Average Net Assets.....    1.35%       1.14%     0.37%     0.27%     0.15%
Ratio of Net Income
 (Loss) to Average Net
 Assets.................  (0.73)%     (0.12)%     0.91%     1.29%     1.06%
Ratio of Expenses to
 Average Net Assets
 (Excluding Waivers)....    2.11%       2.07%     1.82%     2.24%     2.10%
Ratio of Net Loss to
 Average Net Assets
 (Excluding Waivers)....  (1.49)%     (1.05)%   (0.55)%   (0.68)%   (0.89)%
Portfolio Turnover
 Rate**.................      62%         74%       72%      129%       39%
Average Commission Rate
 Paid(4)................ $ 0.0628(5) $ 0.0257  $ 0.0539       n/a       n/a

-------
+ In July 1998, the Class A and Class B shares of Special Equity Fund, a portfolio of CoreFunds, Inc., were reorganized into Institutional Service Shares of Evergreen Select Special Equity Fund. The information provided above is for the Class A shares of the Equity Index Fund.
* On February 21, 1995, the Shares of the Fund were redesignated as either Retail or Institutional Shares. On that date, the Fund's net investment income, expenses and distributions for the period November 1, 1994 through February 20, 1995 were allocated to each class of Shares. The basis for the allocation was the relative net assets of each class of Shares as of February 21, 1995. The results were combined with the results of operations and distributions for each applicable class for the period February 21, 1995 through October 31, 1995. For the year ended October 31, 1995, the Financial Highlights' ratio of expenses, net investment income, total return, and the per share investment activities and distributions reflect this allocation. Also, on April 22, 1996, the assets of the Conestoga Special Equity Fund were acquired by CoreFunds. At that time the Retail Class Shares of the Fund were exchanged for Class A Shares.
** For the period ended June 30, 1996, transactions relating to the merger were excluded from the calculation of the Portfolio Turnover Rate.
(1) Commenced operations March 15, 1994. Unless otherwise noted, all ratios for the period have been annualized.
(2) Total return does not reflect applicable sales load. Additionally, total return for the period ended June 30, 1996 is for an eight-month period.
(3) The per share amount for the period ended June 30, 1996 represents the period from November 1, 1995 to June 30, 1996. All prior years are for the period November 1 to October 31.
(4) Presentation of the rate is only required for fiscal periods beginning after September 1, 1995.
(5) Unaudited.

-------------------------------------------------------------------------------

                               FUND DESCRIPTIONS

-------------------------------------------------------------------------------

INVESTMENT OBJECTIVES

     Each Fund's investment objective(s) is nonfundamental. As a result, a Fund may change its objective(s) without a shareholder vote. Each Fund has also adopted certain fundamental investment policies which are mainly designed to limit a Fund's exposure to risk. A Fund's fundamental policies cannot be changed without a shareholder vote. See the SAI for more information regarding a Fund's fundamental investment policies or other related investment policies.

     EVERGREEN SELECT STRATEGIC VALUE FUND seeks long-term capital appreciation with current income as a secondary objective. The Fund invests primarily in the equity securities of large companies (i.e., companies with market capitalizations of over $5 billion at the time of investment) and mid-size U.S. companies (i.e., companies with market capitalizations of over $1 billion but less than $5 billion at the time of investment). Generally selected are stocks that the Fund's investment advisor believes are undervalued relative to their true values and exhibit positive trends in their underlying operations and earnings expectations.

     EVERGREEN SELECT DIVERSIFIED VALUE FUND seeks long-term capital appreciation with current income as a secondary objective. Normally, the Fund invests primarily in equity securities of U.S. companies with prospects for earnings growth and dividends. Generally selected are stocks that the Fund's investment advisor believes are undervalued relative to their true values and exhibit positive trends in their underlying operations and earnings expectations.

     EVERGREEN SELECT LARGE CAP BLEND FUND seeks to achieve long-term capital growth. The Fund invests at least 65% of its total assets in the equity securities of large companies. The Fund's stock selection is based on a diversified style of equity management that allows it to invest in both value and growth-oriented equity securities.

     EVERGREEN SELECT COMMON STOCK FUND seeks long-term capital appreciation. The Fund invests at least 65% of its total assets in common stocks of U.S. companies. The Fund's stock selection is based on a diversified style of equity management that allows it to invest in both value and growth-oriented equity securities.

     EVERGREEN SELECT STRATEGIC GROWTH FUND seeks long-term capital appreciation. The Fund invests primarily in the equity securities of large and mid-size U.S. companies, which, in the opinion of the Fund's investment advisor, demonstrate the potential for superior and sustainable earnings growth.

     EVERGREEN SELECT EQUITY INCOME FUND seeks high current income as a primary investment objective, and long-term capital appreciation as a secondary objective. The Fund invests at least 65% of its total assets in income producing equity securities that are generally characterized by having below-average price to earnings ratios and higher dividend yields relative to their industry groups. The Fund's stock selection is based on a diversified style of equity management that allows it to invest in both value and growth-oriented equity securities.

     EVERGREEN SELECT SMALL COMPANY VALUE FUND seeks capital appreciation. The Fund invests at least 65% of its total assets in the equity securities of small companies (i.e., companies with market capitalizations of $1 billion or less at the time of investment). The Fund invests in stocks of companies it believes the market has temporarily undervalued in relation to such factors as the company's assets, cash flow or earnings potential. The Fund's investment advisor selects securities it thinks will rise in value sooner than most observers anticipate, increasing the value of Fund shares.

     EVERGREEN SELECT SOCIAL PRINCIPLES FUND seeks to provide long-term capital growth. The Fund invests in the equity securities of mid-size companies that respect human rights, play a role in local communities and produce useful products in an environmentally sound way. The Fund will not invest in companies that produce liquor, tobacco, weapons or nuclear energy.

     EVERGREEN SELECT BALANCED FUND seeks long-term total return through capital appreciation, dividends and interest income. The Fund invests in growth oriented common and preferred stocks and fixed income securities to provide a stable income flow. It is anticipated that the Evergreen Select Balanced Fund's asset allocation will range between 40-75% in common and preferred stocks, 25-50% in fixed income securities (including some convertible securities) and 0-25% in cash equivalents.

     EVERGREEN SELECT EQUITY INDEX FUND seeks investment results that achieve price and yield performance similar to the Standard & Poor's Corporation 500 Index ("S&P 500 Index"). The Fund invests primarily in stocks represented in the S&P 500 Index.

     EVERGREEN SELECT SPECIAL EQUITY FUND seeks capital growth. The Fund strives to provide a return greater than stock market indices such as the Russell 3000 Equal Weighted Index by investing principally in a diversified portfolio of common stocks of domestic companies that its investment advisor expects will experience growth in earnings and price including stocks of companies with small market capitalizations (i.e., under $1 billion), medium market capitalizations (i.e., between $1 billion and $5 billion) and large market capitalizations (i.e., over $5 billion).

     EVERGREEN SELECT SMALL CAP GROWTH FUND seeks to provide shareholders with long-term growth of capital. Under normal circumstances, the Fund invests at least 65% of its total assets in equity securities of companies with small market capitalizations. Generally, the Fund intends to invest at least 80% of its net assets in the stocks of companies with market capitalizations that are generally less than $1 billion and more than $100 million ("small companies") at the time of the Fund's investment. Companies whose capitalization falls outside this range after the purchase continue to be considered small companies for this purpose; however, the Fund intends to sell securities of companies whose capitalizations fall below $50 million or rise above $2 billion.

SECURITIES AND INVESTMENT PRACTICES

     You can find more information about the types of securities in which a Fund may invest, the types of investment techniques a Fund may employ in pursuit of its objective and a summary of related risks set forth below. The Funds' SAI contains additional information about these investments and investment techniques.

Equity Securities. Each Fund, with the exception of Evergreen Select Balanced Fund, invests primarily in common stocks. A common stock represents an equity (ownership) interest in a corporation. Each Fund expects to profit from stocks primarily by (1) selling shares at a higher price than it paid and (2) earning dividends.

     Each Fund may invest in convertible securities. Convertible securities are corporate securities that can be exchanged for a different type of corporate security. Convertible securities normally purchased by the Funds are convertible preferred stocks and convertible bonds, both of which can be exchanged for common stocks.

     Investments in stocks are subject to market risk, which is the possibility that stock prices in general will decline over short or even extended periods. Stock markets tend to move in cycles, with periods of rising stock prices and periods of falling stock prices. Also, investing in small and mid-sized companies involves greater risk than investing in larger companies. Small and mid-sized company stock prices can rise very quickly and drop dramatically in a short period of time. This volatility results from a number of factors, including reliance by such companies on limited product lines, markets, and financial and management resources. These and other factors may make small and mid-sized companies more susceptible to setbacks or downturns. These companies may experience higher rates of bankruptcy or other failures than larger companies. They may be more likely to be negatively affected by changes in management. In addition, the stock of small and mid-sized companies may be less marketable than larger companies.

     The Evergreen Select Equity Index Fund invests at least 90% of its total assets in equity securities that represent a composite of the S&P 500 Index. The S&P 500 Index consists of 500 common stocks, most of which are listed on the New York Stock Exchange. In choosing the 500 stocks which are included in the S&P 500 Index, S&P considers market values and industry diversification. The correlation between the performance of the Fund and the S&P 500 Index is expected to be, before expenses, 0.98 or higher. A correlation of 1.00 would indicate perfect correlation.

     The Evergreen Select Equity Index Fund investment portfolio will generally consist of common stocks of as many issuers listed in the S&P 500 Index as is feasible. The Fund's investment advisor uses a computer model that closely monitors the industry weightings of the S&P 500 Index. Although the Fund's investment advisor does not screen securities by traditional methods of financial and market analyses, it monitors the Fund's investments with a view toward removing stocks of companies which exhibit extreme financial distress or which may impair the Fund's ability to achieve its investment objective. The Fund strives to provide a total return comparable to the S&P 500 Index. Evergreen Select Equity Index Fund is not sponsored by nor affiliated with S&P.

Foreign Investments. Evergreen Select Special Equity Fund may invest in foreign securities. including securities of foreign issuers, securities issued by foreign branches of U.S. banks and foreign banks, Canadian commercial paper and Europaper (U.S. dollar-denominated commercial paper of foreign issuers), American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts.

     There are special risks associated with international investing:

    . Currency Risk--The possibility that changes in foreign exchange rates will affect, favorably or unfavorably, the value of foreign securities.

    . Volatility--Investments in foreign stock markets can be more volatile than investments in U.S. markets. Diplomatic, political or economic developments could affect investment in foreign countries.

    . Expense Considerations--Fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements for handling U.S. securities of equal value.

    . Foreign Taxes--Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from the securities comprising the portfolio.

    . Regulatory Environment--Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. domestic companies. There is generally less government regulation of securities exchanges, brokers and listed companies abroad than in the U.S. Foreign branches of U.S. banks, foreign banks and foreign issuers may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and record keeping standards than those applicable to domestic branches of U.S. banks and U.S. domestic issuers.

Debt Securities. Evergreen Select Balanced Fund may invest in bonds or other instruments used by corporations or governments to borrow money from investors, including all kinds of convertible securities. When the Fund buys a debt security, it expects to earn a variable or fixed rate of interest and it expects the issuer to repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The main risks of investing in debt securities are:

    . Interest Rate Risk: The risk that a bond's prices will fall when interest rates rise, and vice versa. Debt securities have varying levels of sensitivity to interest rates. Longer-term bonds are generally more sensitive to changes in interest rates than short term bonds.

    . Credit Risk: The chance that the issuer of a bond will have its credit rating downgraded or will default (fail to make scheduled interest and principal payments), potentially reducing the Fund's income and/or share price.

     Debt securities have varying degrees of quality. Investment grade bonds are generally rated within the four highest grades as determined by Standard & Poor's Rating Services ("S&P") (AAA, AA, or A), Moody's Investors Service Inc. ("Moody's") (Aaa, Aa, or A), or Fitch IBCA, Inc. ("Fitch") (AAA, AA, or A) or their respective equivalent ratings or, if not rated or rated by another system, determined by the Fund's advisor to be of equivalent credit quality to securities so rated. Bonds rated A or above are regarded as having a strong capacity to pay interest and repay principal. However, adverse economic conditions or changing circumstances may lead to a weakened capacity to pay interest and repay principal compared to higher-rated bonds.

     The Fund is not required to sell or otherwise dispose of any security that loses its rating or has its rating reduced after the Fund has purchased it. Also, if S&P, Moody's or Fitch changes its ratings system, each Fund will try to use comparable ratings as standards according to the Fund's investment objectives and policies.

United States ("U.S.") Government Securities. U.S. government securities are debt securities that are issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government. Some U.S. government securities, such as Treasury bills, notes and bonds, are supported by the full faith and credit of the U.S. Others, however, are supported only by the credit of the instrumentality or by the right of the instrumentality to borrow from the U.S. government.

     While U.S. government securities are guaranteed as to principal and interest, their market value is not guaranteed. Generally, U.S. government securities are subject to the same interest rate and credit risks as other fixed-income securities. However, since U.S. government securities are of the highest credit quality, the credit risk is minimal. THE U.S. GOVERNMENT DOES NOT GUARANTEE THE NET ASSET VALUE OF THE FUNDS' SHARES.

Mortgage-Backed Securities. A mortgage-backed security represents an interest in a "pool" of commercial or residential mortgages. Payments of interest and principal made by the individual borrowers on the mortgages that underlie the securities are passed through to the Fund. Evergreen Select Balanced Fund may invest in mortgage-backed securities and other complex asset backed securities, including collateralized mortgage obligations and stripped mortgage-backed securities.

     Early repayment of the mortgages underlying the securities may expose the Fund to a lower rate of return when it reinvests the principal. The rate of prepayments will affect the price and volatility of the mortgage-backed security and may have the effect of shortening or extending the effective maturity beyond what a fund anticipated at the time of purchase.

     Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates.

Derivatives. Derivatives are financial contracts whose value is based on an underlying asset, such as a stock or a bond, or an underlying economic factor, such as an index or an interest rate. Each Fund may purchase put and call options, write covered put and call options, enter into futures contracts and use options on futures contracts. The Funds may use futures and options for hedging purposes only, not for speculation.

     Losses from derivatives can sometimes be substantial. This is true partly because small price movements in the underlying asset can result in immediate and substantial gains or losses in the value of the derivative. Derivatives can also cause a Fund to lose money if the Fund fails to correctly predict the direction in which the underlying asset or economic factor will move. See "Futures Transactions and Related Options Transactions" in the SAI.

Futures Contracts and Options Transactions. The Funds may buy and sell futures and options on futures relating to, (i) individual securities; and (ii) indices. Evergreen Select Special Equity Fund may also buy and sell futures and options on futures relating to foreign currencies. Such transactions may be entered into in order to hedge against declines in markets and to gain exposure to markets prior to buying individual securities. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specified security at a specified future time and at a specified price.

     An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell the underlying security at any time during the option period. These transactions are used to maintain cash reserves while remaining fully invested, facilitate trading, reduce transaction costs or seek higher investment returns when the contract is priced more attractively than the underlying equity security or index.

     The Funds may not use futures contracts or options transactions to leverage their net assets for speculative purposes. See "Futures Transactions and Related Options Transactions" in the SAI.

Borrowing. Each Fund may borrow from banks in an amount up to 33 1/3% of its total assets, taken at market value. Each Fund may also borrow an additional 5% of its total assets from banks and others. A Fund may only borrow as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. A Fund may purchase additional securities so long as borrowings do not exceed 5% of its total assets.

Securities Lending. To generate income and offset expenses, each Fund may lend portfolio securities to broker-dealers and other financial institutions. Loans of securities by a Fund may not exceed 33 1/3% of the value of the Fund's total assets. While securities are on loan, the borrower will pay the Fund any income accruing on the security. Also, the Fund may invest any collateral it receives in additional securities.

     Gains or losses in the market value of a lent security will affect a Fund and its shareholders. When a Fund lends its securities, it runs the risk that it could not retrieve the securities on a timely basis, possibly losing the opportunity to sell the securities at a desirable price. Also, if the borrower files for bankruptcy or becomes insolvent, a Fund's ability to dispose of the securities may be delayed.

Repurchase Agreements. Each Fund may enter into repurchase agreements. A repurchase agreement is an agreement by a Fund to purchase a security and sell it back for a specified price. The repurchase price reflects an agreed-upon interest rate for the time period of the agreement. A Fund's risk is the inability of the seller to pay the agreed-upon price at delivery date. However, such risk is tempered by the ability of a Fund to sell the security in the open market in case of default. In such a case, a Fund may incur costs in disposing of the security which would increase Fund expenses. A Fund's investment advisor will monitor the creditworthiness of the firms with which the Fund enters into repurchase agreements.

Reverse Repurchase Agreements. Each Fund may enter into reverse repurchase agreements. A reverse repurchase agreement is an agreement by a Fund to sell a security and repurchase it at a specified time and price. A Fund could lose money if the market value of the securities it sold declines below their repurchase price. Reverse repurchase agreements may be considered a form of borrowing, and, therefore, a form of leverage. Leverage may magnify gains or losses of a Fund.

Investing in Securities of Other Investment Companies. Each Fund may invest in securities of other investment companies. As a shareholder of another investment company, a Fund would pay its portion of the other investment company's expenses. These expenses would be in addition to the expenses that a Fund currently bears concerning its own operations and may result in some duplication of fees.

When-Issued, Delayed-Delivery and Forward Commitment Transactions. Each Fund may enter into transactions whereby it commits to buying a security, but does not pay for or take delivery of the security until some specified date in the future. The value of these securities is subject to market fluctuation during this period and no income accrues to a Fund until settlement. At the time of settlement, a when-issued security may be valued at less than its purchase price. When entering into these transactions, a Fund relies on the other party to consummate the transaction; if the other party fails to do so, the Fund may be disadvantaged. Each Fund does not intend to purchase when-issued securities for speculative purposes, but only in furtherance of its investment objective.

Temporary Defensive Investments. Each Fund may invest for temporary defensive purposes up to 100% of its assets in short-term obligations. Such obligations may include U.S. government securities, master demand notes, commercial paper and notes, bank deposits and other financial institution obligations.

Other Investment Restrictions. Each Fund has adopted additional investment restrictions and guidelines that are set forth in the SAI.

-------------------------------------------------------------------------------

                           BUYING AND SELLING SHARES

-------------------------------------------------------------------------------

HOW TO BUY SHARES

     Institutional investors may buy Institutional Service Shares of the Funds through broker-dealers, banks and certain other financial intermediaries, or directly through the Funds' distributor, Evergreen Distributor, Inc. ("EDI") Investors may purchase Institutional Service Shares at the public offering price, which equals the class, net asset value per share ("NAV"). See "Offering Price and Other Purchase Information" below.

Minimum Investment. The minimum initial investment in Institutional Service Shares is $1 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.

Opening an Account. You may open an account by mailing a signed account application to the particular Fund c/o Evergreen Service Company, P.O. Box 2121, Boston, Massachusetts 02106-2121. You may get an account application by calling 1-800-343-2898.

     Except as provided below, you can only purchase shares by wiring federal funds to Evergreen Service Company (the "Service Company"). You may obtain wiring instructions by calling 1-800-343-2898. When you call, the Service Company representative will ask you for the following information: name of authorized person; shareholder name; shareholder account number; name of the Fund and share class; amount being wired; and wiring bank name.

Offering Price and Other Purchase Information. When you buy a Fund's shares, you pay its NAV next determined after the Fund receives and accepts your order. To receive that day's offering price, a Fund must receive and accept your order by the close of regular trading (currently 4:00 p.m. eastern time); otherwise, you will receive the next day's offering price. For more information, see "How the Funds Calculate Their NAV."

     You may, at a Fund's discretion, pay for shares of a Fund with securities instead of cash. Additionally, if you want to buy a Fund's shares equal in amount to $5 million or more, the Fund may require you to pay for those shares with securities instead of cash. A Fund will only accept securities that are consistent with its investment objective, policies and restrictions. Also, a Fund will value the securities in the manner described under "How the Funds Calculate Their NAV." Investors who receive a Fund's shares for securities instead of cash may pay such transaction costs as broker's commissions, taxes or governmental fees.

HOW TO REDEEM SHARES

     You may redeem shares of a Fund by mail, telephone or other types of telecommunication. Once a redemption request has been telephoned, mailed or otherwise transmitted, it may not be changed or canceled.

Mail Redemptions. You may redeem shares on each day that the New York Stock Exchange ("NYSE") is open by mailing a written request to the Service Company at the following address:

     Evergreen Service Company
     P.O. Box 2121
     Boston, Massachusetts 02106-2121

     The signatures on the written request must be properly guaranteed, as described below.

How To Redeem By Telephone. You may redeem your shares by calling 1-800-343-2898 between the hours of 8:00 a.m. and 6:00 p.m. (eastern time) on each business day. You may also redeem shares by sending a facsimile to 617-210-2711 or by other means of wire communication. You must state the Fund and class from which you want to redeem, the number or dollar amount of shares you want to redeem and your account number. The telephone redemption service is not available to you automatically. You must elect to do so on your account application.

     If you are unable to reach the Funds or the Service Company by telephone, you should redeem by mail.

     The Service Company will wire your redemption proceeds to the commercial bank account designated on the account application. If the Service Company deems it appropriate, it may require additional documentation. Although at present the Service Company pays the wire costs involved, it reserves the right at any time to require the shareholder to pay such costs.

Redemption Value and Other Redemption Policies. When you sell shares, you receive the NAV computed at the close of the NYSE on the day that a Fund receives your request, if your request is received before 4:00 p.m. eastern time. If a Fund receives your redemption request after 4:00 p.m. eastern time, you will receive the next day's NAV. Generally, a Fund pays redemption proceeds within seven days. The Funds may, at any time, change, suspend or terminate any of the redemption methods described in this prospectus, except redemptions by mail. For more information, see "How the Funds Calculate Their NAV."

     The Funds may, at their discretion, pay your redemption proceeds with securities instead of cash. However, each Fund is obligated to redeem shares solely in cash, up to the lesser of $250,000 or 1% of a Fund's total net assets during any 90 day period for any one shareholder. See the SAI for further details.

     Except as otherwise noted, neither the Funds, the Service Company nor the Funds' distributor assumes responsibility for the authenticity of any instructions received by any of them from a shareholder by telephone. The Service Company will employ reasonable procedures to confirm that instructions received over the telephone or otherwise are genuine. Neither the Funds, the Service Company nor the Funds' distributor will be liable when following instructions received by telephone or otherwise that the Service Company reasonably believes to be genuine.

     Shareholders may only change information contained in their account registration (such as the bank account designated to receive wire redemption proceeds) by writing to the Service Company. Signatures on such written instructions must be guaranteed, as described below.

ADDITIONAL TRANSACTION POLICIES

How The Funds Calculate Their NAV. A Fund's NAV equals the value of its shares without sales charges. A Fund calculates its NAV by adding up the total value of its investments and other assets, subtracting its liabilities and then dividing the result by the number of shares outstanding. The Funds compute their NAV as of the close of regular trading (generally 4:00 p.m. eastern time) on each day that the NYSE is open.

     The Funds' assets are valued primarily on the basis of market quotations. Short-term securities with remaining maturities of 60 days or less are valued on the basis of amortized cost. In addition, securities for which quotations are not readily available or do not reflect current market value are valued by a method that the Board of Trustees believes accurately reflects fair value.

Signature Guarantee. For your protection, signatures on stock powers, and written orders or authorizations must have a signature guarantee. A signature guarantee can be provided by a U.S. stock exchange member, a bank, or other persons eligible to guarantee signatures under the Securities Exchange Act of 1934 and the Service Company's policies. The Service Company may waive this requirement or may require additional documentation in certain cases.

EXCHANGES

     You may exchange Institutional Service Shares of any Fund for Institutional Service Shares of any other Evergreen Select fund. You may exchange your shares through your broker-dealer, by mail or by telephone. All exchange orders must comply with the applicable requirements for purchases and redemptions and must include your account number, the number or value of shares to be exchanged, the class of shares, and the funds to and from which you wish to exchange.

     Signatures on exchange orders must be guaranteed, as described above.

     The Funds reserve the right to change or revoke the exchange privilege of any shareholder or to limit or revoke any exchange. Currently, you may not make more than five exchanges in a year or three exchanges in a calendar quarter.

     Please read the prospectus of the fund that you want to exchange into before requesting your exchange.

     For federal income tax purposes, an exchange is treated as a sale for taxable investors.

DIVIDENDS

     As a shareholder, you are entitled to your share of earnings on a Fund's investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from the dividends that a Fund earns from its stocks plus any interest it receives from its bonds. A Fund realizes a capital gain whenever it sells a security for a higher price than its tax basis.

Dividend Schedule. Each Fund declares and pays dividends from its net investment income monthly. Each Fund pays shareholders its net capital gains at least once a year.

Payment Options. Unless you select another option on your account application, your dividends and capital gains will be reinvested in additional shares of the same class of the same Fund.

     You may elect to receive some or all of your dividends and capital gains in cash. Should you select this option, a check will be mailed to you or your agent or trustee no later than seven days after the payment date.

TAXES

     Each Fund has qualified and intends to continue to qualify as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As long as a Fund qualifies as a RIC and distributes substantially all of its net investment income and capital gains, it will not pay federal income taxes on the earnings it distributes to shareholders.

     Distributions to shareholders, whether taken in cash or reinvested in shares, are generally considered taxable for federal income tax purposes as follows:

    . Income distributions and net short-term capital gains distributions are taxable as ordinary income.

    . Long-term capital gains distributions are taxable as capital gains, regardless of how long you have held your shares.

     After each calendar year, the Service Company will mail you a statement indicating which of that year's distributions you should treat as ordinary income and which you should treat as capital gains. Distributions of income or capital gains may also be subject to state and local taxes. You should always consult your tax advisor for specific guidance as to the tax consequences of your investment in the Funds.

SHAREHOLDER SERVICES

     Details on all shareholder services may be obtained from the Service Company by calling toll-free 1-800-343-2898 or by writing to the Service Company.

Subaccounts. Special processing has been arranged with the Service Company for banks and other institutions that wish to open multiple accounts (a master account and subaccounts). An investor wishing to avail himself or herself of the Service Company's subaccounting facilities will be required to enter into a separate agreement, with the charges to be determined on the basis of the level of services to be rendered. Subaccounts may be opened with the initial investment or at a later date and may be established by an investor with registration either by name or by number.

-------------------------------------------------------------------------------

                                 FUND DETAILS

-------------------------------------------------------------------------------

FUND ORGANIZATION AND SERVICE PROVIDERS

Fund Structure. Each Fund is an investment pool, which invests shareholders' money towards a specified goal. Each Fund is a diversified series of an open-end management investment company, called "Evergreen Select Equity Trust" (the "Trust"). The Trust is a Delaware business trust organized on September 18, 1997.

Board of Trustees. The Trust is supervised by a Board of Trustees that is responsible for representing the interests of shareholders. The Trustees meet periodically throughout the year to oversee each Fund's activities, reviewing, among other things, its performance and its contractual arrangements with various service providers.

Shareholder Rights. All shareholders have equal voting, liquidation and other rights. Each share is entitled to one vote for each dollar of NAV applicable to such share. Shareholders may exchange shares as described under

"Exchanges," but will have no other preference, conversion, exchange or preemptive rights. When issued and paid for, shares will be fully paid and nonassessable. Shares of the Funds are redeemable, transferable and freely assignable as collateral. The Trust may establish additional classes or series of shares.

     The Funds do not hold annual shareholder meetings; a Fund may, however, hold special meetings for such purposes as electing or removing Trustees, changing fundamental policies and approving investment advisory agreements or 12b-1 plans. In addition, the Funds are prepared to assist shareholders in communicating with one another for the purpose of convening a meeting to elect Trustees.

Advisors. The investment advisor to each Fund, other than the Evergreen Select Small Company Value Fund, Evergreen Select Special Equity Fund and Evergreen Select Small Cap Growth Fund, is First Union National Bank ("FUNB"), a subsidiary of First Union Corporation ("First Union"). First Union is located at 301 South College Street, and FUNB at 201 South College Street, Charlotte, North Carolina 28288-0630. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the U.S.

     Each Fund, other than the Evergreen Select Small Company Value Fund, Evergreen Select Special Equity Fund and Evergreen Select Small Cap Growth Fund, pays FUNB a fee for its services as set forth below. FUNB annual advisory fees are expressed as a percentage of average net assets. In addition, FUNB has voluntarily agreed to reduce its advisory fee for each Fund it advises, resulting in the net advisory fees that are also indicated in the table below.

       FUND                              ADVISORY FEE NET ADVISORY FEE
       ----                              ------------ ----------------
Evergreen Select Strategic Value Fund       0.70%          0.60%
Evergreen Select Diversified Value Fund     0.60%          0.50%
Evergreen Select Large Cap Blend Fund       0.70%          0.58%
Evergreen Select Common Stock Fund          0.70%          0.53%
Evergreen Select Strategic Growth Fund      0.70%          0.58%
Evergreen Select Equity Income Fund         0.70%          0.60%
Evergreen Select Social Principles Fund     0.80%          0.67%
Evergreen Select Balanced Fund              0.60%          0.50%
Evergreen Select Equity Index Fund          0.40%          0.12%

     Evergreen Asset Management Corp. ("Evergreen Asset") is the investment advisor to Evergreen Select Small Company Value Fund. Evergreen Asset is located at 2500 Westchester Avenue, Purchase, New York 10577 and is also a subsidiary of First Union. Evergreen Select Small Company Value Fund pays Evergreen Asset an annual advisory fee equal to 0.90% of average net assets. Currently, Evergreen Asset has voluntarily agreed to limit its advisory fee to 0.80% of the average net assets of the Fund.

     The investment advisor of Evergreen Select Special Equity Fund is Meridian Investment Company ("Meridian"). Meridian is an indirect subsidiary of FUNB. Meridian's address is 55 Valley Stream Parkway, Malvern, Pennsylvania 19355. Meridian receives an annual fee equal to 1.50% of average daily net assets of Evergreen Select Special Equity Fund. Currently Meridian has voluntarily agreed to limit its advisory fee to 0.74% of the average net assets of the Fund.

     Evergreen Investment Management Company ("EIMC") (formerly known as Keystone Investment Management Company) is the investment advisor to Evergreen Select Small Cap Growth Fund. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034, and is an indirect wholly-owned subsidiary of FUNB.

     Evergreen Select Small Cap Growth Fund pays EIMC a fee for its services as set forth below. Annual advisory fees are expressed as a percentage of average net assets.

                                       AGGREGATE
                                    NET ASSET VALUE
                                     OF THE SHARES
            MANAGEMENT FEE            OF THE FUND
            --------------         ------------------
            0.80% of the first     $100,000,000, plus
            0.75% of the next      $150,000,000, plus
            0.65% of amounts over  $250,000,000

     FUNB, Evergreen Asset and Meridian currently intend to continue indefinitely waiving a portion of each Fund's respective advisory fee, where applicable. FUNB, Evergreen Asset and Meridian may each modify or cancel its expense waiver at any time.

Sub-Advisor. With respect to Evergreen Select Small Company Value Fund, Evergreen Asset has entered into a sub-advisory agreement with Lieber & Company. Under that agreement, Lieber & Company furnishes Evergreen Asset with information, investment recommendations, advice and assistance. Evergreen Asset reimburses Lieber & Company for the direct and indirect costs it incurs while performing its sub-advisory services. Lieber & Company is located at 2500 Westchester Avenue, Purchase, New York, 10566. Lieber & Company is an indirect, wholly-owned, subsidiary of First Union.

Portfolio Managers. Information about the individual portfolio managers responsible for managing each Fund, including their occupations for the past five years, is provided below.

          FUND                            PORTFOLIO MANAGER(S)
          ----                            --------------------
 Evergreen Select        Mark C. Sipe, CFA. Mark Sipe is a Senior Vice
  Common Stock Fund      President of FUNB, and Director of Equity Management
                         for First Investment Advisors, the investment group at
                         FUNB responsible for managing private capital
                         portfolios. He has over 20 years investment
                         experience, 16 with FUNB. He has managed or co-managed
                         the Fund since 1994. Aside from co-managing the Fund,
                         Mr. Sipe is responsible for the oversight of equity
                         research efforts and all equity investment processes.
                         Hanspeter Giger, CFA. Hanspeter Giger has 13 years of
                         investment management experience. He joined FUNB as an
                         Equity Analyst in 1987. For the past five years Mr.
                         Giger has been Director of Equity Research,
                         responsible for overseeing and coordinating FUNB's
                         Investment Research/Core Team, in addition to co-
                         managing the Fund.
 Evergreen Select        Paul A. DiLella. Paul A. DiLella is a Vice President,
  Equity Income Fund     Analyst and Fund Manager of FUNB. Aside from managing
                         the Fund, Mr. DiLella has been the fund co-manager of
                         the Evergreen Utility Fund since 1996. Mr. DiLella
                         also has research responsibilities for the electric
                         utility, real estate investment trust and natural gas
                         distribution companies. Mr. DiLella joined First
                         Fidelity Bank in 1982, which was acquired by FUNB in
                         1995, as Vice President and Portfolio Manager of the
                         Asset Management Group. Mr. DiLella has over 17 years
                         of investment experience.
 Evergreen Select Large  Eric M. Wiegand. Eric Wiegand has managed the Fund
  Cap Blend Fund         since 1996 and is assisted by a team of seasoned
                         investment professionals. Mr. Wiegand is a Senior Vice
                         President and Senior Portfolio Manager, also
                         responsible for managing the Evergreen Select Social
                         Principles Fund. Prior to rejoining First Fidelity
                         Bank in 1994, which was acquired by FUNB in 1995,
                         Mr. Wiegand was an Assistant Vice President and
                         Portfolio Manager with First Fidelity Bank from 1989-
                         1993.
 Evergreen Select Social Mr. Wiegand also acts as portfolio manager of the
  Principles Fund        Evergreen Select Large Cap Blend Fund.
 Evergreen Select        W. Shannon Reid, CFA. Shannon Reid has over 14 years
  Strategic Growth Fund  of investment experience. His responsibilities include equity analysis and portfolio management for FUNB's
                         growth-style equity products. Mr. Reid has been with
                         FUNB since 1988 as a Vice President and Portfolio
                         Manager.
                         Timothy M. Stevenson, CFA. Tim Stevenson has over 17
                         years of investment experience. Mr. Stevenson joined
                         FUNB in 1994 as a Senior Vice President and Portfolio
                         Manager.
 Evergreen Select        Timothy O'Grady is the team leader of a group of
  Strategic Value Fund   seasoned professionals who manage the Strategic Value
                         Fund.

          FUND                            PORTFOLIO MANAGER(S)
          ----                            --------------------
                         Timothy E. O'Grady. Since joining FUNB (then First
                         Fidelity Bank) in 1986, Timothy O'Grady has been a
                         portfolio manager in the Employee Benefit
                         Equity/Balanced Unit of the Capital Management Group
                         in Newark, NJ. Mr. O'Grady is a Senior Vice President
                         and Senior Portfolio Manager and also co-manages the
                         Evergreen Select Value Fund.
 Evergreen Select Small  Stephen Lieber. Stephen Lieber is Chairman and Co-
  Company Value Fund     Chief Executive Officer of Lieber & Company and
                         Evergreen Asset. He was the founding Partner of Lieber
                         & Company in 1969 and served as Senior Partner until
                         June, 1994. He is Portfolio Manager of Evergreen Fund,
                         Evergreen Foundation Fund, Evergreen Tax Strategic
                         Foundation Fund, Evergreen VA Foundation Fund and
                         Evergreen VA Fund.
                         Peter J. Kovalski, CFA. Peter Kovalski joined Lieber &
                         Company as an analyst in 1992.
                         Nola M. Falcone, CFA. Nola Falcone is President and
                         Co-Chief Executive Officer of Lieber & Company and
                         Evergreen Asset. Ms. Falcone was a General Partner of
                         Lieber & Company from January, 1981 to June, 1994. She
                         is Portfolio Manager for Evergreen Income & Growth
                         Fund, Evergreen Small Cap Equity Income Fund and
                         Evergreen VA Small Cap Equity Fund.
 Evergreen Select        Dean Hawes. Dean Hawes has over 23 years of investment
  Balanced Fund          experience. Since joining FUNB from Merrill Lynch in
                         1981, Mr. Hawes has been a Vice President and Senior
                         Portfolio Manager.
                         Rollin C. Williams, CFA. Rollin Williams has over 29
                         years of investment and banking management experience.
                         In addition to managing FUNB's Diversified Bond Group
                         Trust and the Evergreen U.S. Government Fund, he is
                         also responsible for the management of over $2.2
                         billion in fixed income portfolios. Since joining FUNB
                         in 1993, Mr. Williams has been a Vice President and
                         Senior Portfolio Manager.
 Evergreen Select        Eric M. Teal. Mr. Teal, Vice President and
  Diversified Value Fund Quantitative Equity Analyst, joined FUNB in September
                         1993 and currently heads the Quantitative
                         Analysis/Portfolio Management Unit within FUNB. He
                         began managing the Diversified Value Fund in June
                         1998, and is also responsible for risk analysis and
                         quantitative management for other Evergreen Select
                         Equity Funds.
 Evergreen Select        Leonard Capristo. Leonard Capristo has 27 years of
  Equity Index Fund      investment experience and currently manages FUNB
                         Capital Management Group's Enhanced Stock Market Fund.
                         He joined FUNB's Capital Management Group in 1989 as
                         the Director of Equity Trading. He rejoined the
                         Capital Management Group in 1997 from FUNB's Capital
                         Markets Group where he served as co-manager of public
                         equity investments for three years.
 Evergreen Select        Joseph E. Stocke, CFA. Joseph Stocke has been a Senior
  Special Equity Fund    Investment Manager/Equities with Meridian since 1990.
                         Mr. Stocke has been with Meridian since 1983 and prior
                         to July 1998 managed the Special Equity Fund and Core
                         Equity Fund of CoreFunds, Inc.
 Evergreen Select Small  Thomas Holman. Thomas Holman has been the Portfolio
  Cap Growth Fund        Manager of the Fund since joining EIMC in January,
                         1997. Prior to joining EIMC, Mr. Holman was an
                         investment officer and securities analyst at Invista
                         Capital Management, Inc. ("Invista"), Des Moines,
                         Iowa, from 1993 to 1997. Mr. Holman manages the Fund
                         in conjunction with the EIMC Small Cap Growth Team is
                         headed by J. Gary Craven, a EIMC Senior Vice
                         President. Prior to joining EIMC in 1996, Mr. Craven
                         was Vice President and Portfolio Manager of Invista.
                         He joined Invista in 1987 as a Securities Analyst.

Distributor. EDI is each Fund's distributor. EDI is located at 125 West 55th Street, New York, New York 10019 and is a subsidiary of The BISYS Group, Inc. EDI markets the Funds and distributes their shares through broker-dealers, financial planners and other financial representatives. EDI is not affiliated with First Union.

Transfer Agent. The Service Company is each Fund's transfer agent. The Service Company is a subsidiary of First Union and is located at 200 Berkeley Street, Boston, MA 02116-5034. The Service Company handles shareholder services, including record keeping and account statements, distribution of dividends and capital gains and processing of transactions.

Administrator. Evergreen Investment Services, Inc. ("EIS") serves as administrator to each Fund. EIS is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034. As administrator, and subject to the supervision and control of the Trust's Board of Trustees, EIS provides the Funds with facilities, equipment and personnel. For its services as administrator, EIS is entitled to receive a fee based on the aggregate average daily net assets of the Funds at a rate based on the total assets of all mutual funds administered by EIS for which any affiliate of FUNB serves as investment advisor. The administration fee is calculated in accordance with the following schedule:

                           AGGREGATE AVERAGE DAILY NET ASSETS OF MUTUAL FUNDS FOR WHICH ANY
      ADMINISTRATIVE FEE            AFFILIATE OF FUNB SERVES AS INVESTMENT ADVISOR
      ------------------   ----------------------------------------------------------------
            0.050%                             on the first $7 billion
            0.035%                              on the next $3 billion
            0.030%                              on the next $5 billion
            0.020%                             on the next $10 billion
            0.015%                              on the next $5 billion
            0.010%                        on assets in excess of $30 billion

OTHER INFORMATION AND POLICIES

Distribution Plan. The Trust has adopted a distribution plan for the Institutional Service Shares of each Fund as allowed under the Investment Company Act of 1940 as amended (the "1940 Act"). Each Fund's distribution plan permits the Fund to pay an annual service fee of up to 0.25% of the average daily net assets of the class for personal services rendered to shareholders and/or the maintenance of accounts. Each Fund's distribution plan may be terminated at any time by vote of the disinterested Trustees, as defined in the 1940 Act, or by vote of a majority of the outstanding Institutional Service Shares. For more information about the Funds' distribution plans, see the SAI.

Banking Laws. The Glass-Steagall Act and other banking laws and regulations presently prohibit member banks of the Federal Reserve System ("Member Banks") or their non-bank affiliates from sponsoring, organizing, controlling, or distributing the shares of registered open-end investment companies such as the Funds. Such laws and regulations also prohibit banks from issuing, underwriting or distributing securities in general. However, under the Glass-Steagall Act and such other laws and regulations, a Member Bank or an affiliate thereof may act as investment advisor, transfer agent or custodian to a registered open-end investment company and may also act as agent in connection with the purchase of shares of such an investment company upon the order of its customer. FUNB and its affiliates are subject to and in compliance with the aforementioned laws and regulations.

     Changes to applicable laws and regulations or future judicial or administrative decisions could result in FUNB and its affiliates being prevented from continuing to perform the services required under the investment advisory agreements or from acting as agent in connection with the purchase of shares of the Funds by their customers. If FUNB and its affiliates were prevented from continuing to provide the services called for under the investment advisory agreements, it is expected that the Trustees would identify, and call upon each Fund's shareholders to approve, new investment advisors. If this were to occur, it is not anticipated that the shareholders of any Fund would suffer any adverse financial consequences.

Securities Transactions. Under policies established by the Trust's Board of Trustees, each Fund's investment advisor selects broker-dealers to execute portfolio transactions subject to the receipt of best execution. In so doing, each Fund's investment advisor may and does select broker-dealers who are affiliated with the advisor. Moreover, the Funds may pay higher commissions to broker-dealers that provide research services, which the advisor may use in advising the Funds or its other clients.

Portfolio Turnover. The portfolio turnover rates for each Fund, other than Evergreen Select Small Cap Growth Fund and Evergreen Select Small Company Value Fund, appear under the "Financial Highlights." The estimated annual portfolio turnover rates for Evergreen Select Small Cap Growth Fund and Evergreen Small Company Value Fund are not expected to exceed 120% and 50%, respectively.

     A high rate of portfolio turnover (100% or more) may involve correspondingly greater brokerage commissions and other transaction costs, which a Fund and its shareholders must bear. It may also result in the realization of larger amounts of net short-term capital gains, distributions from which are taxable to shareholders as ordinary income.

Code of Ethics. Each Fund and its investment advisor have adopted a code of ethics incorporating policies on personal securities trading. In general, these codes of ethics require that certain personnel of the Funds and their investment advisors (1) abstain from engaging in certain personal trading practices and (2) report certain personal trading activities.

Other Classes of Shares. Each Fund, other than Evergreen Select Large Cap Blend Fund, Evergreen Select Social Principles Fund and Evergreen Select Equity Index Fund, offers two classes of shares, Institutional and Institutional Service. Evergreen Select Large Cap Blend Fund and Evergreen Select Social Principles Fund each offer three classes of shares, Charitable, Institutional and Institutional Service. Evergreen Select Equity Index Fund offers four classes of shares, Institutional, Institutional Service, Class A and Class B. Only Institutional Service Shares are offered through this prospectus. Call the Service Company at 1-800-343-2898 for information on the other classes of shares, including how to get a prospectus.

Year 2000 Risks. Like other investment companies, financial business organizations and individuals around the world, the Funds could be adversely affected if the computer systems used by the Funds' investment advisors and the Funds' other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Funds' investment advisors are taking steps to address the Year 2000 Problem with respect to the computer systems that they use and to obtain assurances that comparable steps are being taken by the Funds' other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds.

FUND PERFORMANCE

Total Return. Total return is the change in value of an investment in a Fund over a given period, assuming that dividends and capital gains are reinvested and that recurring charges are deducted. A cumulative total return reflects actual performance over a stated period of time. An average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results.

Yield. Yield is the income generated by an investment in a Fund over a given period of time, expressed as an annual percentage rate. Yields are calculated according to a standard that is required for all stock and bond Funds. Because this differs from other accounting methods, the quoted yield may not equal the income actually paid to shareholders.

Related Performance Information. EVERGREEN SELECT STRATEGIC VALUE FUND, EVERGREEN SELECT LARGE CAP BLEND FUND, EVERGREEN SELECT COMMON STOCK FUND, EVERGREEN SELECT STRATEGIC GROWTH FUND, EVERGREEN SELECT EQUITY INCOME FUND AND EVERGREEN SELECT SOCIAL PRINCIPLES FUND. The Funds commenced operations on or about November 24, 1997. On that date, each of seven common trust funds (each a "CTF") transferred substantially all its assets to the Fund having materially equivalent investment objectives, policies and limitations in exchange for shares of such Fund. After such transfer, each Fund's portfolio of investments was the same as the portfolio of the corresponding CTF immediately prior to the transfer. The performance below is that of the CTFs and not the Funds. Past performance is not a guarantee of future performance.

     The CTFs are for all practical purposes "predecessors" of the Funds. As a result, the performance for each Fund's Institutional Service Shares is calculated for periods before the commencement of the Funds' operations, by including the corresponding CTF's average annual total return. The CTFs' average annual total return is adjusted to reflect the deduction of fees and expenses as stated under "Expenses." These fees and expenses include management fees, Rule 12b-1 fees and certain other Fund expenses. These fees and expenses have not, however, been adjusted to reflect any expense waivers or reimbursements. Applying the expenses of the Funds rather than those of the CTFs makes the performance figures below lower.

     The quoted performance data includes the performance of the CTFs for periods before the Trust's Registration Statement became effective. In the case of Evergreen Select Strategic Growth Fund, where two CTFs transferred assets into the Fund, performance information provided is for the larger of the two CTFs. The CTFs were not registered under the 1940 Act, and thus were not subject to certain investment restrictions that are imposed by the 1940 Act. If the CTFs had been registered under the 1940 Act, their performance might have been adversely affected. In addition, the CTFs were not subject to the provisions of the Code with respect to "regulated investment companies," which provisions, if imposed, could have adversely affected the CTFs' performance. Employee benefit plans that invest plan assets in the CTFs may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the period if they reflected these charges.

 FUND NAME (PREDECESSOR
          CTF)
  (THE FUNDS COMMENCED                                                           10 YEARS
       OPERATIONS              1 YEAR            3 YEARS           5 YEARS      (OR SINCE  INCEPTION
  ON NOVEMBER 24, 1997)   (ENDING 10/31/96) (ENDING 10/31/96) (ENDING 10/31/96) INCEPTION)   DATE
 ----------------------   ----------------- ----------------- ----------------- ---------- ---------
 Evergreen Select
  Strategic Value Fund
  (Select Value Trust)          32.92%            26.16%            20.25%        16.29%   12/31/81
  Institutional Service
   Shares
 Evergreen Select Large
  Cap Blend Fund
  (Charitable Equity
   Trust)                       29.38%            29.69%              N/A         21.82%   12/31/93
  Institutional Service
   Shares
 Evergreen Select Common
  Stock Fund
  (Common Stock Trust)          29.75%            26.34%            16.38%        14.62%   12/31/81
  Institutional Service
   Shares
 Evergreen Select
  Strategic Growth Fund
  (Common Stock Growth
   Trust)                       28.10%              N/A               N/A         29.97%   12/31/94
  Institutional Service
   Shares
 Evergreen Select Equity
  Income Fund
  (Equity Income Trust)         24.78%            20.99%            14.15%        13.43%   12/31/78
  Institutional Service
   Shares
 Evergreen Select Social
  Principles Fund
  (Social Principles
   Trust)                       28.01%            24.50%            18.69%        15.02%   12/31/87
  Institutional Service
   Shares

Performance of Evergreen Asset for Private Accounts Similar to EVERGREEN SELECT SMALL COMPANY VALUE FUND. Set forth below is composite performance information relating to the historical performance of all actual, fee-paying, fully discretionary equity accounts managed by Evergreen Asset. These accounts have investment objectives, policies, strategies, and risks substantially similar to those of Evergreen Select Small Company Value Fund.

     Evergreen Asset's composite performance data shown below is presented in accordance with the recommended standards of the Association for Investment Management and Research (commonly referred to as AIMR) retroactively applied for all time periods. All returns include cash and cash equivalents. These results calculated by AIMR standards would be different from those obtained by using the SEC method of accounting performance of a mutual fund. Securities transactions are accounted for on the trade date and accrual accounting is utilized. The composite's returns are calculated on a time-weighted basis and do not reflect the deduction of fees or expenses.

     The investment results of Evergreen Asset's composite presented below are unaudited and are not intended to predict or suggest the future returns of the Fund. The performance data set forth below is provided to illustrate the past performance of Evergreen Asset in managing substantially similar accounts and does not represent the performance of the Fund. Investors should be aware that the use of a methodology different than that used below to calculate performance could result in different performance data. The accounts contained in the composite are not subject to the same type of expenses as the Fund and are not subject to the diversification requirements, specific tax restrictions, and investment limitations imposed on a mutual fund by federal law. Consequently, the performance results for such accounts could have been adversely affected if they had been regulated under federal laws.

                       TOTAL ASSETS    NO. OF
                     (IN MILLIONS) AT ACCOUNTS
                      12/31/97(SM M)   AS OF
  COMPOSITE              FOR AIMR     12/31/97 1 YEAR 3 YEARS 5 YEARS 10 YEARS
  ---------          ---------------- -------- ------ ------- ------- --------
Small Cap Composite       296.4           3    39.51% 32.89%  20.39%   17.62%

     The composite performance reflecting the estimated expenses of the Evergreen Select Small Company Value Fund would be as follows:

     1 YEAR                3 YEARS                           5 YEARS                           10 YEARS
     ------                -------                           -------                           --------
     38.08%                31.46%                            18.96%                             16.18%

EVERGREEN SELECT BALANCED FUND AND EVERGREEN SELECT DIVERSIFIED VALUE
FUND. The following total return information is provided with reference to Evergreen Balanced Fund and Evergreen Value Fund, the Class Y shares of which were reorganized into Evergreen Select Balanced Fund and Evergreen Select Diversified Value Fund, respectively in November 1997. Evergreen Balanced Fund and Evergreen Value Fund were series of Evergreen Investment Trust, a registered investment company managed by Evergreen Asset. Evergreen Balanced Fund and Evergreen Value Fund have investment objectives, policies and strategies materially equivalent to those of Evergreen Select Balanced Fund and Evergreen Select Diversified Value Fund, respectively. Past performance of the Evergreen Balanced Fund and Evergreen Value Fund is no guarantee of the future performance of Evergreen Select Balanced Fund and Evergreen Select Diversified Value Fund. The performance information set forth below is provided as of March 31, 1997 for Evergreen Balanced Fund and as of December 31, 1997 for Evergreen Value Fund.

                        EVERGREEN   EVERGREEN
      PERIOD          BALANCED FUND VALUE FUND
      ------          ------------- ----------
      One Year           19.97%       27.77%
      Three Years        17.69%       22.49%
      Five Years         13.13%       17.04%
      Ten Years          12.80%       16.95%
      Inception Date     4/1/91       1/3/91

General. The Funds may include comparative performance information in advertising or in marketing the Funds' shares. Such information could include data from Lipper Analytical Services, Inc., Morningstar, Inc., CDA Weisenberger and Value Line, or other industry publications or various indexes such as the S&P 500 Index.

     For more information on the Funds' performance, see the SAI.

INVESTMENT ADVISORS
First Union National Bank, 201 South College Street, Charlotte, North Carolina 28288-0630
    (Evergreen Select Strategic Value Fund, Evergreen Select Diversified
    Value Fund, Evergreen Select Large Cap Blend Fund, Evergreen Select
    Common Stock Fund, Evergreen Select Strategic Growth Fund, Evergreen Select Equity Income Fund, Evergreen Select Social Principles Fund, Evergreen Select Balanced Fund and Evergreen Select Equity Index Fund)
Evergreen Asset Management Corp., 2500 Westchester Avenue, Purchase, New York 10577
    (Evergreen Select Small Company Value Fund)
Meridian Investment Company, 55 Valley Stream Parkway, Malvern, Pennsylvania
19355
    (Evergreen Select Special Equity Fund)
Evergreen Investment Management Company, 200 Berkeley Street, Boston, Massachusetts 02116-5034
    (Evergreen Select Small Cap Growth Fund)

CUSTODIAN
State Street Bank and Trust Company, P.O. Box 9021, Boston, Massachusetts 02205-9827

TRANSFER AGENT
Evergreen Service Company, 200 Berkeley Street, Boston, Massachusetts 02116-
5034

LEGAL COUNSEL
Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington, D.C. 20036

INDEPENDENT AUDITORS
KPMG Peat Marwick LLP, 99 High Street, Boston, Massachusetts 02110

DISTRIBUTOR
Evergreen Distributor, Inc., 125 West 55th Street, New York, New York 10019

                                                                       542267Rv1

-------------------------------------------------------------------------------
PROSPECTUS                                                     November 1, 1998
-------------------------------------------------------------------------------


EVERGREEN SELECT EQUITY TRUST            [LOGO OF EVERGREEN FUNDS APPEARS HERE]
-------------------------------------------------------------------------------

EVERGREEN SELECT LARGE CAP BLEND FUND
EVERGREEN SELECT SOCIAL PRINCIPLES FUND
(EACH A "FUND," TOGETHER THE "FUNDS")

CHARITABLE SHARES

     This prospectus explains important information about the Charitable Shares of the Evergreen Select Equity Trust, including information on how the Funds invest and services available to shareholders. Please read this prospectus before investing, and keep it for future reference.

     When you consider investing in a Fund, remember that the higher the risk of losing money, the higher the potential reward. The reverse is also generally true: the lower the risk, the lower the potential reward.

     By itself, no Fund is a complete investment plan. When considering an investment in any of the Funds, remember to consider your overall investment objectives and any other investments you own. You should also carefully evaluate your ability to handle the risks posed by your investment in the Funds. You can find information on the risks associated with investing in the Funds under the section called "Fund Descriptions."

     To learn more about the Evergreen Select Equity Trust, call 1-800-343-2898 for a free copy of the Fund's statement of additional information ("SAI") dated November 1, 1998 as supplemented from time to time. The Funds have filed the SAI with the Securities and Exchange Commission ("SEC") and have incorporated it by reference (legally included it) into this prospectus.

PLEASE REMEMBER THAT SHARES OF THE FUNDS ARE:

 . NOT DEPOSITS OR OBLIGATIONS OF ANY BANK.
 . NOT ENDORSED OR GUARANTEED BY ANY BANK.
 . NOT INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE
  CORPORATION OR ANY OTHER AGENCY.
 . SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL
  AMOUNT.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                   Keep This Prospectus For Future Reference


EVERGREENSM is a Service Mark of Evergreen Asset Management Corp.
Copyright 1995, Evergreen Asset Management Corp.

                               TABLE OF CONTENTS

EXPENSES..............................................................    3
FINANCIAL HIGHLIGHTS..................................................    4
FUND DESCRIPTIONS.....................................................    5
   Investment Objectives..............................................    5
   Securities and Investment Practices................................    5
BUYING AND SELLING SHARES.............................................    7
   How To Buy Shares..................................................    7
   How To Redeem Shares...............................................    7
   Additional Transaction Policies....................................    8
   Exchanges...........................................................   9
   Dividends...........................................................   9
   Taxes...............................................................   9
   Shareholder Services................................................  10
FUND DETAILS...........................................................  10
   Fund Organization and Service Providers.............................  10
   Other Information And Policies......................................  11
   Fund Performance....................................................  12

-------------------------------------------------------------------------------

                                   EXPENSES

-------------------------------------------------------------------------------

     The tables and examples below are designed to help you understand the various expenses that you will bear, directly or indirectly, when you invest in the Funds. Shareholder transaction expenses are fees paid directly from your account when you buy or sell shares of a Fund. There are no shareholder transaction expenses.

     Annual operating expenses reflect the normal operating expenses of a Fund, and include costs such as management, distribution and other fees. The table below shows the Funds' estimated annual operating expenses for the fiscal period ending June 30, 1999. Each Fund's example shows what you would pay if you invested $1,000 over the periods indicated. The examples assume that you reinvest all of your dividends and that each Fund's average annual return will be 5%. THE EXAMPLES ARE FOR ILLUSTRATION PURPOSES ONLY AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RETURN. THE FUNDS' ACTUAL EXPENSES AND RETURNS WILL VARY. For a more complete description of the various costs and expenses borne by the Funds see "Fund Details."

                                                                                TOTAL OPERATING
                                               MANAGEMENT FEES                  EXPENSES (AFTER
       ANNUAL FUND OPERATING EXPENSES          (AFTER EXPENSE   12B-1   OTHER       EXPENSE
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)    WAIVERS)(1)    FEES   EXPENSES   WAIVERS)(1)
---------------------------------------------  --------------- ------- -------- ---------------
Evergreen Select Large Cap
 Blend Fund                                         0.58%       None    0.13%        0.71%
Evergreen Select Social
 Principles Fund                                    0.67%       None    0.19%        0.86%

         EXAMPLE OF FUND EXPENSES                 1 YEAR      3 YEARS  5 YEARS     10 YEARS
          ------------------------                 ------      ------- -------     --------
Evergreen Select Large Cap
 Blend Fund                                          $7          $23      $40          $88
Evergreen Select Social
 Principles Fund                                     $9          $27      $48         $106

-------
(1) Each Fund's investment advisor has voluntarily agreed to waive a portion of the Fund's investment advisory fee. The investment advisors currently intend to continue this expense waiver indefinitely; however, each may modify or cancel its expense waiver at any time. See "Fund Details" for more information. Absent expense waivers and/or reimbursements, the Total Operating Expenses for each of the Funds would be as follows:

                                   MANAGEMENT FEE    OTHER       TOTAL FUND
FUND                              (WITHOUT WAIVERS) EXPENSES OPERATING EXPENSES
----                              ----------------- -------- ------------------
Evergreen Select Large Cap Blend
 Fund                                   0.70%        0.13%         0.83%
Evergreen Select Social
 Principles Fund                        0.80%        0.19%         0.99%

-------------------------------------------------------------------------------

                             FINANCIAL HIGHLIGHTS

-------------------------------------------------------------------------------

     The tables below present, for each Fund, financial highlights for a share outstanding throughout the period indicated. The information in the tables has been audited by the Funds' independent auditor, KPMG Peat Marwick LLP. The report of KPMG Peat Marwick LLP on the audited information is included in the Fund's Annual Report which is incorporated by reference into the Funds' SAI. The following information for each Fund should be read in conjunction with the financial statements and related notes, which are incorporated by reference into the SAI.

     Further information about a Fund's performance is contained in the Funds' annual report to shareholders, which may be obtained without charge.

EVERGREEN SELECT LARGE CAP BLEND FUND

                            PERIOD ENDED
                           JUNE 30, 1998*
                           --------------
NET ASSET VALUE BEGINNING
 OF PERIOD...............       $45.05
                              --------
Income from investment
 operations
 Net investment income...         0.23
 Net realized and
  unrealized gain on
  investments............         5.70
                              --------
Total from investment
 operations..............         5.93
                              --------
Distributions to
 shareholders
 From net investment
  income.................        (0.23)
 In excess of net
  investment income......        (0.01)
                              --------
Total distributions......        (0.24)
                              --------
Net asset value end of
 period..................       $50.74
                              ========
TOTAL RETURN.............        13.18%
RATIOS/SUPPLEMENTAL DATA
Ratios to average net
 assets:
 Total expenses..........         0.71%+
 Total expenses,
  excluding indirectly
  paid expenses..........         0.71%+
 Total expenses,
  excluding fee waiver
  and expense
  reimbursement..........         0.83%+
 Net investment income...         0.80%+
Portfolio turnover rate..           42%
Average commission rate
 per share...............      $0.0591
NET ASSETS END OF PERIOD
 (THOUSANDS).............     $497,534

-------
+ Annualized.
* For the period from November 24, 1997 (commencement of class operations) to June 30, 1998.

EVERGREEN SELECT SOCIAL PRINCIPLES FUND

                            PERIOD ENDED
                           JUNE 30, 1998*
                           --------------
NET ASSET VALUE BEGINNING
 OF PERIOD...............       $36.65
                              --------
Income (loss) from
 investment operations
 Net investment income
  (loss).................         0.03
 Net realized and
  unrealized gain on
  investments............         2.31
                              --------
Total from investment
 operations..............         2.34
                              --------
Distributions to
 shareholders
 From net investment
  income.................        (0.03)
 In excess of net
  investment income......        (0.01)
                              --------
Total distributions......        (0.04)
                              --------
Net asset value end of
 period..................       $38.95
                              ========
TOTAL RETURN.............         6.38%
RATIOS/SUPPLEMENTAL DATA
Ratios to average net
 assets:
 Total expenses..........         0.86%+
 Total expenses,
  excluding indirectly
  paid expenses..........         0.86%+
 Total expenses,
  excluding fee waiver
  and expense
  reimbursement..........         0.99%+
 Net investment income
  (loss).................         0.12%+
Portfolio turnover rate..           24%
Average commission rate
 per share...............      $0.0585
NET ASSETS END OF PERIOD
 (THOUSANDS).............     $177,187

-------
+ Annualized.
* For the period from November 24, 1997 (commencement of class operations) to June 30, 1998.

-------------------------------------------------------------------------------

                               FUND DESCRIPTIONS

-------------------------------------------------------------------------------

INVESTMENT OBJECTIVES

     Each Fund's investment objective is nonfundamental. As a result, a Fund may change its objective without a shareholder vote. Each Fund has also adopted certain fundamental investment policies which are mainly designed to limit a Fund's exposure to risk. A Fund's fundamental policies cannot be changed without a shareholder vote. See the SAI for more information regarding a Fund's fundamental investment policies or other related investment policies.

     EVERGREEN SELECT LARGE CAP BLEND FUND seeks to achieve long-term capital growth. The Fund invests at least 65% of its total assets in the equity securities of large companies (i.e., a company with a market capitalization of over $5 billion at the time of investment). The Fund's stock selection is based on a diversified style of equity management that allows it to invest in both value and growth-oriented equity securities.

     EVERGREEN SELECT SOCIAL PRINCIPLES FUND seeks to provide long-term capital growth. The Fund invests in the equity securities of mid-size companies (i.e., a company with a market capitalization of more than $1 billion but less than $5 billion) that respect human rights, play a role in local communities and produce useful products in an environmentally sound way. The Fund will not invest in companies that produce liquor, tobacco, weapons or nuclear energy.

SECURITIES AND INVESTMENT PRACTICES

     You can find more information about the types of securities in which a Fund may invest, the types of investment techniques a Fund may employ in pursuit of its objective and a summary of related risks set forth below. The Funds' SAI contains additional information about these investments and investment techniques.

Equity Securities. Each Fund invests primarily in common stocks. A common stock represents an equity (ownership) interest in a corporation. The Fund expects to profit from stocks primarily by (1) selling shares at a higher price than it paid and (2) earning dividends.

     Each Fund may invest in convertible securities. Convertible securities are corporate securities that can be exchanged for a different type of corporate security. Convertible securities normally purchased by the Funds are convertible preferred stocks and convertible bonds, both of which can be exchanged for common stocks.

     Investments in stocks are subject to market risk, which is the possibility that stock prices in general will decline over short or even extended periods. Stock markets tend to move in cycles, with periods of rising stock prices and periods of falling stock prices. Also, investing in mid-sized companies involves greater risk than investing in larger companies. Mid-sized company stock prices can rise very quickly and drop dramatically in a short period of time. This volatility results from a number of factors, including reliance by such companies on limited product lines, markets, and financial and management resources. These and other factors may make mid-sized companies more susceptible to setbacks or downturns. These companies may experience higher rates of bankruptcy or other failures than larger companies. They may be more likely to be negatively affected by changes in management. In addition, the stock of mid-sized companies may be less marketable than larger companies.

Derivatives. Derivatives are financial contracts whose value is based on an underlying asset, such as a stock or a bond, or an underlying economic factor, such as an index or an interest rate. Each Fund may purchase put and call options, write covered put and call options, enter into futures contracts and use options on futures contracts. The Funds may use futures and options for hedging purposes only, not for speculation.

     Losses from derivatives can sometimes be substantial. This is true partly because small price movements in the underlying asset can result in immediate and substantial gains or losses in the value of the derivative. Derivatives can also cause a Fund to lose money if the Fund fails to correctly predict the direction in which the underlying asset or economic factor will move.

Futures Contracts and Options Transactions. The Funds may buy and sell futures and options on futures relating to, (i) individual securities; and (ii) indices. Such transactions may be entered into in order to hedge against declines in markets and to gain exposure to markets prior to buying individual securities. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specified security at a specified future time and at a specified price.

     An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell the underlying security at any time during the option period.

     These transactions are used to maintain cash reserves while remaining fully invested, facilitate trading, reduce transaction costs or seek higher investment returns when the contract is priced more attractively than the underlying equity security or index.

     The Funds may not use futures contracts or options transactions to leverage their net assets for speculative purposes. See "Futures Transactions and Related Options Transactions" in the SAI.

Borrowing. Each Fund may borrow from banks in an amount up to 33 1/3% of its total assets, taken at market value. Each Fund may also borrow an additional 5% of its total assets from banks and others. A Fund may only borrow as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. A Fund may purchase additional securities so long as borrowings do not exceed 5% of its total assets.

Securities Lending. To generate income and offset expenses, each Fund may lend portfolio securities to broker-dealers and other financial institutions. Loans of securities by a Fund may not exceed 33 1/3% of the value of the Fund's total assets. While securities are on loan, the borrower will pay the Fund any income accruing on the security. Also, the Fund may invest any collateral it receives in additional securities.

     Gains or losses in the market value of a lent security will affect a Fund and its shareholders. When a Fund lends its securities, it runs the risk that it could not retrieve the securities on a timely basis, possibly losing the opportunity to sell the securities at a desirable price. Also, if the borrower files for bankruptcy or becomes insolvent, a Fund's ability to dispose of the securities may be delayed.

Repurchase Agreements. Each Fund may enter into repurchase agreements. A repurchase agreement is an agreement by a Fund to purchase a security and sell it back for a specified price. The repurchase price reflects an agreed-upon interest rate for the time period of the agreement. A Fund's risk is the inability of the seller to pay the agreed-upon price at delivery date. However, such risk is tempered by the ability of a Fund to sell the security in the open market in case of default. In such a case, a Fund may incur costs in disposing of the security which would increase Fund expenses. A Fund's investment advisor will monitor the creditworthiness of the firms with which the Fund enters into repurchase agreements.

Reverse Repurchase Agreements. Each Fund may enter into reverse repurchase agreements. A reverse repurchase agreement is an agreement by a Fund to sell a security and repurchase it at a specified time and price. A Fund could lose money if the market value of the securities it sold declines below their repurchase price. Reverse repurchase agreements may be considered a form of borrowing, and, therefore, a form of leverage. Leverage may magnify gains or losses of a Fund.

Investing in Securities of Other Investment Companies. Each Fund may invest in securities of other investment companies. As a shareholder of another investment company, a Fund would pay its portion of the other investment company's expenses. These expenses would be in addition to the expenses that a Fund currently bears concerning its own operations and may result in some duplication of fees.

When-Issued, Delayed-Delivery and Forward Commitment Transactions. Each Fund may enter into transactions whereby it commits to buying a security, but does not pay for or take delivery of the security until some specified date in the future. The value of these securities is subject to market fluctuation during this period and no income accrues to a Fund until settlement. At the time of settlement, a when-issued security may be valued at less than its purchase price. When entering into these transactions, a Fund relies on the other party to consummate the transaction; if the other party fails to do so, the Fund may be disadvantaged. Each Fund does not intend to purchase when-issued securities for speculative purposes, but only in furtherance of its investment objective.

Temporary Defensive Investments. Each Fund may invest for temporary defensive purposes up to 100% of its assets in short-term obligations. Such obligations may include master demand notes, commercial paper and notes, bank deposits and other financial institution obligations.

Other Investment Restrictions. Each Fund has adopted additional investment restrictions and guidelines that are set forth in the SAI.

-------------------------------------------------------------------------------

                           BUYING AND SELLING SHARES

-------------------------------------------------------------------------------

HOW TO BUY SHARES

     Charitable investors may buy Charitable Shares of the Funds through broker-dealers, banks and certain other financial intermediaries, or directly through the Fund's distributor, Evergreen Distributor, Inc. ("EDI"). A charitable investor is one that qualifies as a non-profit organization under the Internal Revenue Code of 1986, as amended (the "Code"). Examples of such organizations include charitable trusts, non-profit hospitals, private foundations, private schools and colleges, public charities, religious entities and charitable remainder trusts. Investors may purchase Charitable Shares at the public offering price, which equals the class' net asset value per share ("NAV"). See "Offering Price and Other Purchase Information" below.

Minimum Investment. The minimum initial investment in Charitable Shares is $1 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.

Opening an Account. You may open an account by mailing a signed account application to the particular Fund c/o Evergreen Service Company, P.O. Box 2121, Boston, Massachusetts 02106-2121. You may get an account application by calling 1-800-343-2898.

     Except as provided below, you can only purchase shares by wiring federal funds to Evergreen Service Company (the "Service Company"). You may obtain wiring instructions by calling 1-800-343-2898. When you call, the Service Company representative will ask you for the following information: name of authorized person; shareholder name; shareholder account number; name of the Fund and share class; amount being wired; and wiring bank name.

Offering Price and Other Purchase Information. When you buy a Fund's shares, you pay its NAV next determined after the Fund receives and accepts your order. To receive that day's offering price, a Fund must receive and accept your order by the close of regular trading (currently 4:00 p.m. eastern time); otherwise, you will receive the next day's offering price. For more information, see "How the Funds Calculate Their NAV."

     You may, at a Fund's discretion, pay for shares of a Fund with securities instead of cash. Additionally, if you want to buy a Fund's shares equal in amount to $5 million or more, the Fund may require you to pay for those shares with securities instead of cash. A Fund will only accept securities that are consistent with its investment objective, policies and restrictions. Also, a Fund will value the securities in the manner described under "How the Funds Calculate Their NAV." Investors who receive a Fund's shares for securities instead of cash may pay such transaction costs as broker's commissions, taxes or governmental fees.

HOW TO REDEEM SHARES

     You may redeem shares of a Fund by mail, telephone or other types of telecommunication. Once a redemption request has been telephoned, mailed or otherwise transmitted, it may not be changed or canceled.

Mail Redemptions. You may redeem shares on each day that the New York Stock Exchange ("NYSE") is open by mailing a written request to the Service Company at the following address:

     Evergreen Service Company
     P.O. Box 2121
     Boston, Massachusetts 02106-2121

     The signatures on the written request must be properly guaranteed, as described below.

How To Redeem By Telephone. You may redeem your shares by calling 1-800-343-2898 between the hours of 8:00 a.m. and 6:00 p.m. (eastern time) on each business day. You may also redeem shares by sending a facsimile to 617-210-2711 or by other means of wire communication. You must state the Fund and class from which you want to redeem, the number or dollar amount of shares you want to redeem and your account number. The telephone redemption service is not available to you automatically. You must elect to do so on your account application.

     If you are unable to reach the Funds or the Service Company by telephone, you should redeem by mail.

     The Service Company will wire your redemption proceeds to the commercial bank account designated on the account application. If the Service Company deems it appropriate, it may require additional documentation. Although at present the Service Company pays the wire costs involved, it reserves the right at any time to require the shareholder to pay such costs.

Redemption Value and Other Redemption Policies. When you sell shares, you receive the NAV computed at the close of the NYSE on the day that a Fund receives your request, if your request is received before 4:00 p.m. eastern time. If a Fund receives your redemption request after 4:00 p.m. eastern time, you will receive the next day's NAV. Generally, a Fund pays redemption proceeds within seven days. The Funds may, at any time, change, suspend or terminate any of the redemption methods described in this prospectus, except redemptions by mail. For more information, see "How the Funds Calculate Their NAV."

     The Funds may, at their discretion, pay your redemption proceeds with securities instead of cash. However, each Fund is obligated to redeem shares solely in cash, up to the lesser of $250,000 or 1% of a Fund's total net assets during any 90 day period for any one shareholder. See the SAI for further details.

     Except as otherwise noted, neither the Funds, the Service Company nor the Funds' distributor assumes responsibility for the authenticity of any instructions received by any of them from a shareholder by telephone. The Service Company will employ reasonable procedures to confirm that instructions received over the telephone or otherwise are genuine. Neither the Funds, the Service Company nor the Funds' distributor will be liable when following instructions received by telephone or otherwise that the Service Company reasonably believes to be genuine.

     Shareholders may only change information contained in their account registration (such as the bank account designated to receive wire redemption proceeds) by writing to the Service Company. Signatures on such written instructions must be guaranteed, as described below.

ADDITIONAL TRANSACTION POLICIES

How The Funds Calculate Their NAV. A Fund's NAV equals the value of its shares without sales charges. A Fund calculates its NAV by adding up the total value of its investments and other assets, subtracting its liabilities and then dividing the result by the number of shares outstanding. The Funds compute their NAV as of the close of regular trading (generally 4:00 p.m. eastern time) on each day that the NYSE is open.

     The Funds' assets are valued primarily on the basis of market quotations. Short-term securities with remaining maturities of 60 days or less are valued on the basis of amortized cost. In addition, securities for which quotations are not readily available or do not reflect current market value are valued by a method that the Board of Trustees believes accurately reflects fair value.

Signature Guarantee. For your protection, signatures on stock powers, and written orders or authorizations must have a signature guarantee. A signature guarantee can be provided by a U.S. stock exchange member, a bank, or other persons eligible to guarantee signatures under the Securities Exchange Act of 1934 and the Service

Company's policies. The Service Company may waive this requirement or may require additional documentation in certain cases.

EXCHANGES

     You may exchange Charitable Shares of any Fund for Charitable Shares of any other Evergreen Select fund. You may exchange your shares through your broker-dealer, by mail or by telephone. All exchange orders must comply with the applicable requirements for purchases and redemptions and must include your account number, the number or value of shares to be exchanged, the class of shares, and the funds to and from which you wish to exchange.

     Signatures on exchange orders must be guaranteed, as described above.

     The Funds reserve the right to change or revoke the exchange privilege of any shareholder or to limit or revoke any exchange. Currently, you may not make more than five exchanges in a year or three exchanges in a calendar quarter.

     Please read the prospectus of the fund that you want to exchange into before requesting your exchange.

     For federal income tax purposes, an exchange is treated as a sale for taxable investors.

DIVIDENDS

     As a shareholder, you are entitled to your share of earnings on a Fund's investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from the dividends that a Fund earns from its stocks plus any interest it receives from its bonds. A Fund realizes a capital gain whenever it sells a security for a higher price than its tax basis.

Dividend Schedule. Each Fund declares and pays dividends from its net investment income monthly. Each Fund pays shareholders its net capital gains at least once a year.

Payment Options. Unless you select another option on your account application, your dividends and capital gains will be reinvested in additional shares of the same class of the same Fund.

     You may elect to receive some or all of your dividends and capital gains in cash. Should you select this option, a check will be mailed to you or your agent or trustee no later than seven days after the payment date.

TAXES

     Each Fund has qualified and intends to continue to qualify as a regulated investment company (a "RIC") under Subchapter M of the Code, as amended. As long as a Fund qualifies as a RIC and distributes substantially all of its net investment income and capital gains, it will not pay federal income taxes on the earnings it distributes to shareholders.

     Distributions to shareholders, whether taken in cash or reinvested in shares, are generally considered taxable for federal income tax purposes as follows:

    . Income distributions and net short-term capital gains distributions are taxable as ordinary income.

    . Long-term capital gains distributions are taxable as capital gains, regardless of how long you have held your shares.

     After each calendar year, the Service Company will mail you a statement indicating which of that year's distributions you should treat as ordinary income and which you should treat as capital gains. Distributions of income or capital gains may also be subject to state and local taxes. You should always consult your tax advisor for specific guidance as to the tax consequences of your investment in the Funds.

SHAREHOLDER SERVICES

     Details on all shareholder services may be obtained from the Service Company by calling toll-free 1-800-343-2898 or by writing to the Service Company.

Subaccounts. Special processing has been arranged with the Service Company for banks and other institutions that wish to open multiple accounts (a master account and subaccounts). An investor wishing to avail itself of the Service Company's subaccounting facilities will be required to enter into a separate agreement, with the charges to be determined on the basis of the level of services to be rendered. Subaccounts may be opened with the initial investment or at a later date and may be established by an investor with registration either by name or by number.

-------------------------------------------------------------------------------

                                 FUND DETAILS

-------------------------------------------------------------------------------

FUND ORGANIZATION AND SERVICE PROVIDERS

Fund Structure. Each Fund is an investment pool, which invests shareholders' money towards a specified goal. Each Fund is a diversified series of an open-end management investment company, called "Evergreen Select Equity Trust" (the "Trust"). The Trust is a Delaware business trust organized on September 18, 1997.

Board of Trustees. The Trust is supervised by a Board of Trustees that is responsible for representing the interests of shareholders. The Trustees meet periodically throughout the year to oversee the Funds' activities, reviewing, among other things, the Funds' performance and their contractual arrangements with various service providers.

Shareholder Rights. All shareholders have equal voting, liquidation and other rights. Each share is entitled to one vote for each dollar of NAV applicable to such share. Shareholders may exchange shares as described under "Exchanges," but will have no other preference, conversion, exchange or preemptive rights. When issued and paid for, shares will be fully paid and nonassessable. Shares of the Funds are redeemable, transferable and freely assignable as collateral. The Trust may establish additional classes or series of shares.

     The Funds do not hold annual shareholder meetings; a Fund may, however, hold special meetings for such purposes as electing or removing Trustees, changing fundamental policies and approving investment advisory agreements. In addition, the Funds are prepared to assist shareholders in communicating with one another for the purpose of convening a meeting to elect Trustees.

Advisor. The investment advisor to each Fund is First Union National Bank ("FUNB"), a subsidiary of First Union Corporation ("First Union"). First Union is located at 301 South College Street, and FUNB at 201 South College Street, Charlotte, North Carolina 28288-0630. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the U.S.

     Each Fund pays FUNB a fee for its services as set forth below. FUNB annual advisory fees are expressed as a percentage of average net assets. In addition, FUNB has voluntarily agreed to reduce its advisory fee for each Fund it advises, resulting in the net advisory fees that are also indicated in the table below.

        FUND                             ADVISORY FEE NET ADVISORY FEE
        ----                             ------------ ----------------
Evergreen Select Large Cap Blend Fund       0.70%          0.58%
Evergreen Select Social Principles Fund     0.80%          0.67%

     FUNB currently intends to continue indefinitely waiving a portion of each Fund's respective advisory fee. However, FUNB may modify or cancel its expense waiver at any time.

Portfolio Managers. Information about the individual portfolio managers responsible for managing each Fund, including their occupations for the past five years, is provided below.

                  FUND                            PORTFOLIO MANAGER(S)
                  ----                            --------------------
 Evergreen Select Large Cap Blend Fund   Eric M. Wiegand. Eric Wiegand has
                                         managed the Fund since 1996 and is
                                         assisted by a team of seasoned
                                         investment professionals. Mr. Wiegand
                                         is a Senior Vice President and Senior
                                         Portfolio Manager, also responsible
                                         for managing the Evergreen Select
                                         Social Principles Fund. Prior to
                                         rejoining First Fidelity Bank in 1994,
                                         which was acquired by FUNB in 1995,
                                         Mr. Wiegand was an Assistant Vice
                                         President and Portfolio Manager with
                                         First Fidelity Bank from 1989-1993.
 Evergreen Select Social Principles Fund Mr. Wiegand also acts as portfolio manager of the Evergreen Select Large
                                         Cap Blend Fund.

Distributor. EDI is each Fund's distributor. EDI is located at 125 West 55th Street, New York, New York 10019 and is a subsidiary of The BISYS Group, Inc. EDI markets the Funds and distributes their shares through broker-dealers, financial planners and other financial representatives. EDI is not affiliated with First Union.

Transfer Agent. The Service Company is each Fund's transfer agent. The Service Company is a subsidiary of First Union and is located at 200 Berkeley Street, Boston, MA 02116-5034. The Service Company handles shareholder services, including record keeping and account statements, distribution of dividends and capital gains and processing of transactions.

Administrator. Evergreen Investment Services, Inc. ("EIS") serves as administrator to each Fund. EIS is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034. As administrator, and subject to the supervision and control of the Trust's Board of Trustees, EIS provides the Funds with facilities, equipment and personnel. For its services as administrator, EIS is entitled to receive a fee based on the aggregate average daily net assets of the Funds at a rate based on the total assets of all mutual funds administered by EIS for which any affiliate of FUNB serves as investment advisor. The administration fee is calculated in accordance with the following schedule.

                           AGGREGATE AVERAGE DAILY NET ASSETS OF MUTUAL FUNDS FOR WHICH ANY
      ADMINISTRATIVE FEE            AFFILIATE OF FUNB SERVES AS INVESTMENT ADVISOR
      ------------------   ----------------------------------------------------------------
            0.050%                        on the first $7 billion
            0.035%                        on the next $3 billion
            0.030%                        on the next $5 billion
            0.020%                        on the next $10 billion
            0.015%                        on the next $5 billion
            0.010%                        on assets in excess of $30 billion

OTHER INFORMATION AND POLICIES

Banking Laws. The Glass-Steagall Act and other banking laws and regulations presently prohibit member banks of the Federal Reserve System ("Member Banks") or their non-bank affiliates from sponsoring, organizing, controlling, or distributing the shares of registered open-end investment companies such as the Funds. Such laws and regulations also prohibit banks from issuing, underwriting or distributing securities in general. However, under the Glass-Steagall Act and such other laws and regulations, a Member Bank or an affiliate thereof may act as investment advisor, transfer agent or custodian to a registered open-end investment company and may also act as agent in connection with the purchase of shares of such an investment company upon the order of its customer. FUNB and its affiliates are subject to and in compliance with the aforementioned laws and regulations.

     Changes to applicable laws and regulations or future judicial or administrative decisions could result in FUNB and its affiliates being prevented from continuing to perform the services required under the investment advisory agreements or from acting as agent in connection with the purchase of shares of the Funds by their customers. If FUNB and its affiliates were prevented from continuing to provide the services called for under the investment advisory agreements, it is expected that the Trustees would identify, and call upon each Fund's shareholders to approve, new investment advisors. If this were to occur, it is not anticipated that the shareholders of any Fund would suffer any adverse financial consequences.

Securities Transactions. Under policies established by the Trust's Board of Trustees, each Fund's investment advisor selects broker-dealers to execute portfolio transactions subject to the receipt of best execution. In so doing, each Fund's investment advisor may and does select broker-dealers who are affiliated with the advisor. Moreover, the Funds may pay higher commissions to broker-dealers that provide research services, which the advisor may use in advising the Funds or its other clients.

Portfolio Turnover. Each Fund's annual portfolio turnover rate is not expected to exceed 75%. The Funds' actual portfolio turnover rates are set forth under "Financial Highlights."

Code of Ethics. Each Fund and FUNB have adopted a code of ethics incorporating policies on personal securities trading. In general, these codes of ethics require that certain personnel of the Funds and FUNB (1) abstain from engaging in certain personal trading practices and (2) report certain personal trading activities.

Other Classes of Shares. Each Fund offers three classes of shares, Charitable, Institutional and Institutional Service. Only Charitable Shares are offered through this prospectus. Call the Service Company at 1-800-343-2898 for information on the other classes of shares, including how to get a prospectus.

Year 2000 Risks. Like other investment companies, financial and business organizations and individuals around the world, the Funds could be adversely affected if the computer systems used by the Funds' investment advisor and the Funds' other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Funds' investment advisor is taking steps to address the Year 2000 Problem with respect to the computer systems that it uses and to obtain assurances that comparable steps are being taken by the Funds' other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds.

FUND PERFORMANCE

Total Return. Total return is the change in value of an investment in a Fund over a given period, assuming that dividends and capital gains are reinvested and that recurring charges are deducted. A cumulative total return reflects actual performance over a stated period of time. An average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results.

Yield. Yield is the income generated by an investment in a Fund over a given period of time, expressed as an annual percentage rate. Yields are calculated according to a standard that is required for all stock and bond Funds. Because this differs from other accounting methods, the quoted yield may not equal the income actually paid to shareholders.

Related Performance Information. EVERGREEN SELECT LARGE CAP BLEND FUND and EVERGREEN SELECT SOCIAL PRINCIPLES FUND commenced operations on or about November 24, 1997. On that date, two common trust funds (each a "CTF") transferred substantially all their assets to Funds having materially equivalent investment objectives, policies and limitations in exchange for shares of those Funds. After such transfer, each Fund's portfolio of investments was the same as the portfolio of the corresponding CTF immediately prior to the transfer. The performance information below is that of the CTFs and not the Funds. Past performance is not a guarantee of future performance.

     The CTFs are for all practical purposes "predecessors" of the Funds. As a result, the performance for each Fund's Charitable Shares is calculated for periods commencing before October 31, 1997, by including the corresponding CTF's average annual total return. The CTFs' average annual total return is adjusted to reflect the deduction of fees and expenses stated under "Expenses." These fees and expenses include management fees and certain other Fund expenses. These fees and expenses have not, however, been adjusted to reflect any expense waivers or reimbursements.

     The quoted performance data includes the performance of the CTFs for periods before the Trust's Registration Statement became effective. The CTFs were not registered under the 1940 Act and thus were not subject to certain investment restrictions that are imposed by the Investment Company Act of 1940 (the "1940 Act"). If the CTFs had been registered under the 1940 Act, their performance might have been adversely affected. In addition, the CTFs were not subject to the provisions of the Code with respect to "regulated investment companies," which provisions, if imposed, could have adversely affected the CTFs' performance. Employee benefit plans that invest plan assets in the CTFs may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the period if they reflected these charges.

                                                          10 YEARS
                                                         (OR SINCE  INCEPTION
   FUND NAME (PREDECESSOR CTF)    1 YEAR 3 YEARS 5 YEARS INCEPTION)   DATE
   ---------------------------    ------ ------- ------- ---------- ---------
Evergreen Select Large Cap Blend
 Fund
 (Charitable Equity Trust)
 Charitable Shares                29.69% 30.01%    N/A     22.12%   12/31/93
Evergreen Select Social
 Principles Fund
 (Social Principles Trust)
 Charitable Shares                28.33% 24.80%  18.98%    15.30%    5/31/88

General. The Funds may include comparative performance information in advertising or in marketing the Funds' shares. Such information could include data from Lipper Analytical Services, Inc., Morningstar, Inc., CDA Weisenberger and Value Line, or other industry publications or various indexes such as the S&P 500 Index.

     For more information on the Funds' performance, see the SAI.

INVESTMENT ADVISERS
First Union National Bank, 201 South College Street, Charlotte, North Carolina 28288-0630

CUSTODIAN
State Street Bank and Trust Company, Box 9021, Boston, Massachusetts 02205-9827

TRANSFER AGENT
Evergreen Service Company, 200 Berkeley Street, Boston, Massachusetts 02116-
5034

LEGAL COUNSEL
Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington, D.C. 20036

INDEPENDENT AUDITORS
KPMG Peat Marwick LLP, 99 High Street, Boston, Massachusetts 02110

DISTRIBUTOR
Evergreen Distributor, Inc., 125 West 55th Street, New York, New York 10019

38114                                                                     541916

 -------------------------------------------------------------------------------
 PROSPECTUS                                                     November 1, 1998
 -------------------------------------------------------------------------------

                                         [LOGO OF EVERGREEN FUNDS APPEARS HERE]

 EVERGREEN SELECT EQUITY TRUST
 -------------------------------------------------------------------------------

 EVERGREEN SELECT EQUITY INDEX FUND
 (THE "FUND")

 CLASS A SHARES
 CLASS B SHARES

      This prospectus explains important information about the Class A and Class B shares of Evergreen Select Equity Index Fund, including information on how the Fund invests and services available to shareholders. Please read this prospectus before investing, and keep it for future reference.

      When you consider investing in the Fund, remember that the higher the risk of losing money, the higher the potential reward. The reverse is also generally true: the lower the risk, the lower the potential reward.

      By itself, no Fund is a complete investment plan. When considering an investment in the Fund, remember to consider your overall investment objectives and any other investments you own. You should also carefully evaluate your ability to handle the risks posed by your investment in the Fund. You can find information on the risks associated with investing in the Fund under the section called "Fund Description."

      To learn more about the Evergreen Select Equity Trust, call 1-800-343-2898 for a free copy of the Fund's statement of additional information ("SAI") dated November 1, 1998, as supplemented from time to time. The Fund has filed the SAI with the Securities and Exchange Commission ("SEC") and has incorporated it by reference (legally included it) into this prospectus.

 PLEASE REMEMBER THAT SHARES OF THE FUND ARE:

 . NOT DEPOSITS OR OBLIGATIONS OF ANY BANK.

 . NOT ENDORSED OR GUARANTEED BY ANY BANK.

 . NOT INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY.

 . SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL
 AMOUNT.

 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                   Keep This Prospectus For Future Reference.

 EVERGREENSM is a Service Mark of Evergreen Asset Management Corp. Copyright 1995, Evergreen Asset Management Corp.

                                TABLE OF CONTENTS

 EXPENSES................................    3
 FUND DESCRIPTION........................    4
    Investment Objective.................    4
    Securities and Investment Practices..    4
 BUYING AND SELLING SHARES...............    6
    How To Buy Shares....................    6
    How to Redeem Shares.................    9
    Exchanges............................   10
    Shareholder Services.................   11
    Dividends and Distributions..........   12
    Taxes................................   12
 FUND DETAILS............................   13
    Fund Organization and Service
     Providers...........................   13
    Distribution Plans and Agreements....   14
    Other Information And Policies.......   15
    Fund Performance.....................   15

 -------------------------------------------------------------------------------

                                    EXPENSES

 -------------------------------------------------------------------------------

      The tables and examples below are designed to help you understand the various expenses that you will bear, directly or indirectly, when you invest in the Fund. Shareholder transaction expenses are fees paid directly from your account when you buy or sell shares of the Fund.

 SHAREHOLDER TRANSACTION EXPENSES

                                                  CLASS A SHARES CLASS B SHARES
                                                  -------------- --------------
 Maximum Sales Charge Imposed on Purchases (as a
  % of offering price)                                4.75%           None
 Contingent Deferred Sales Charge (as a % of
  original purchase price or redemption
  proceeds, whichever is lower)                        None(1)       5.00%(2)(3)

 -------
 (1) Investments of $1 million or more are not subject to a front-end sales charge, but may be subject to a contingent deferred sales charge upon redemption within one year after the month of purchase.
 (2) The deferred sales charge on Class B shares declines from 5% to 1% on amounts redeemed within six years after the month of purchase. No sales charge is imposed on redemptions made thereafter. See "Purchase and Redemption of Shares" for more information.
 (3) Long-term shareholders may pay more than the economic equivalent front-end sales charges permitted by the National Association of Securities Dealers, Inc.

      Annual operating expenses reflect the normal operating expenses of the Fund, and include costs such as management, distribution and other fees. The tables below show the Fund's estimated annual operating expenses for the fiscal year ending June 30, 1999. The example shows what your costs would be for a hypothetical $1,000 investment over the periods indicated. The example assumes that you reinvest all of your dividends and that the Fund's average annual return will be 5%. THE EXAMPLE IS FOR ILLUSTRATION PURPOSES ONLY AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RETURN. THE FUND'S ACTUAL EXPENSES AND RETURNS WILL VARY. For a more complete description of the various costs and expenses borne by the Fund see "Organization and Service Providers."

 ANNUAL OPERATING EXPENSES
 -------------------------
                       CLASS A CLASS B
                       ------- -------
 Management Fees
  (after waiver)(4)     0.12%   0.12%
 12b-1 Fees(5)          0.25%   1.00%
 Other Expenses         0.18%   0.18%
                        ----    ----
 Total                  0.55%   1.30%
                        ====    ====

 EXAMPLE
 -------
                ASSUMING REDEMPTION AT  ASSUMING NO
                     END OF PERIOD      REDEMPTION
                ----------------------- -----------
                  CLASS A     CLASS B     CLASS B
                ----------- ----------- -----------
 After 1 Year     $        53 $        63   $13
 After 3 Years    $        64 $        71   $41

 -------
 (4) The investment advisor of the Fund has voluntarily agreed to waive a portion of the Fund's investment advisory fee. Without such waiver, the management fee set forth above would be higher. The investment advisor currently intends to continue this expense waiver indefinitely; however, the advisor may modify or cancel its expense waiver at any time. See "Fund Details" for more information.
 (5) Although Class A shares can pay up to 0.75% of average net assets as a 12b-1 fee, for the foreseeable future such fees have been limited to 0.25% of average net assets. For Class B shares, a portion of the 12b-1 fees equivalent to 0.25% of average annual assets will be shareholder servicing-related. Distribution-related 12b-1 fees will be limited to 0.75% of average annual assets as permitted under the rules of the National Association of Securities Dealers, Inc. ("NASD").

      Absent expense waivers the Total Operating Expenses for the Fund would be as follows:

                  MANAGEMENT FEE                                TOTAL FUND
                 (WITHOUT WAIVERS) 12B-1 FEES OTHER EXPENSE OPERATING EXPENSES
                 ----------------- ---------- ------------- ------------------
 Class A Shares        0.40%         0.25%        0.18%            0.83%
 Class B Shares        0.40%         1.00%        0.18%            1.58%

 -------------------------------------------------------------------------------

                                FUND DESCRIPTION

 -------------------------------------------------------------------------------

 INVESTMENT OBJECTIVE

      The Fund's investment objective is nonfundamental. As a result, the Fund may change its objective without a shareholder vote. The Fund has also adopted certain fundamental investment policies which are mainly designed to limit the Fund's exposure to risk. The Fund's fundamental policies cannot be changed without a shareholder vote. See the SAI for more information regarding the Fund's fundamental investment policies or other related investment policies.

      The Fund seeks investment results that achieve price and yield performance similar to the Standard & Poor's Corporation 500 Index ("S&P 500 Index"). The Fund invests primarily in stocks represented in the S&P 500 Index.

 SECURITIES AND INVESTMENT PRACTICES

      You can find more information about the types of securities in which the Fund may invest, the types of investment techniques the Fund may employ in pursuit of its objective and a summary of related risks set forth below. The Fund's SAI contains additional information about these investments and investment techniques.

 Equity Securities. The Fund invests primarily in common stocks. A common stock represents an equity (ownership) interest in a corporation. The Fund expects to profit from stocks primarily by (1) selling shares at a higher price than it paid and (2) earning dividends.

      The Fund invests at least 90% of its total assets in equity securities that represent a composite of the S&P 500 Index. The S&P 500 Index consists of 500 common stocks, most of which are listed on the New York Stock Exchange. In choosing the 500 stocks which are included in the S&P 500 Index, S&P considers market values and industry diversification. The correlation between the performance of the Fund and the S&P 500 Index is expected to be, before expenses, 0.98 or higher. A correlation of 1.00 would indicate perfect correlation.

      The Fund's investment portfolio will generally consist of common stocks of as many issuers listed in the S&P 500 Index as is feasible. The Fund's investment advisor uses a computer model that closely monitors the industry weightings of the S&P 500 Index. Although the Fund's investment advisor does not screen securities by traditional methods of financial and market analyses, it monitors the Fund's investments with a view toward removing stocks of companies which exhibit extreme financial distress or which may impair the Fund's ability to achieve its investment objective. The Fund strives to provide a total return comparable to the S&P 500 Index. The Fund is not sponsored by nor affiliated with S&P.

      Investments in stocks are subject to market risk, which is the possibility that stock prices in general will decline over short or even extended periods. Stock markets tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

 United States ("U.S.") Government Securities. U.S. government securities are debt securities that are issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government. Some U.S. government securities, such as Treasury bills, notes and bonds, are supported by the full faith and credit of the U.S. Others, however, are supported only by the credit of the instrumentality or by the right of the instrumentality to borrow from the U.S. government.

      While U.S. government securities are guaranteed as to principal and interest, their market value is not guaranteed. Generally, U.S. government securities are subject to the same interest rate and credit risks as other fixed-income securities. However, since U.S. government securities are of the highest credit quality, the credit risk is minimal. THE U.S. GOVERNMENT DOES NOT GUARANTEE THE NET ASSET VALUE OF THE FUND'S SHARES.

 Derivatives. Derivatives are financial contracts whose value is based on an underlying asset, such as a stock or a bond, or an underlying economic factor, such as an index or an interest rate. The Fund may purchase put and call options, write covered put and call options, enter into futures contracts and use options on futures contracts. The Fund may use futures and options for hedging purposes only, not for speculation.

      Losses from derivatives can sometimes be substantial. This is true partly because small price movements in the underlying asset can result in immediate and substantial gains or losses in the value of the derivative. Derivatives can also cause the Fund to lose money if the Fund fails to correctly predict the direction in which the underlying asset or economic factor will move. See "Futures Transactions and Related Options Transactions" in the SAI.

 Futures Contracts and Options Transactions. The Fund may buy and sell futures and options on futures relating to, (i) individual securities; and (ii) indices. Such transactions may be entered into in order to hedge against declines in markets and to gain exposure to markets prior to buying individual securities. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specified security at a specified future time and at a specified price.

      An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell the underlying security at any time during the option period.

      These transactions are used to maintain cash reserves while remaining fully invested, facilitate trading, reduce transaction costs or seek higher investment returns when the contract is priced more attractively than the underlying equity security or index.

      The Fund may not use futures contracts or options transactions to leverage its net assets for speculative purposes. See "Futures Transactions and Related Options Transactions" in the SAI.

 Borrowing. The Fund may borrow from banks in an amount up to 33 1/3% of its total assets, taken at market value. The Fund may also borrow an additional 5% of its total assets from banks and others. The Fund may only borrow as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. The Fund may purchase additional securities so long as borrowings do not exceed 5% of its total assets.

 Securities Lending. To generate income and offset expenses, the Fund may lend portfolio securities to broker-dealers and other financial institutions. Loans of securities by the Fund may not exceed 33 1/3% of the value of the Fund's total assets. While securities are on loan, the borrower will pay the Fund any income accruing on the security. Also, the Fund may invest any collateral it receives in additional securities.

      Gains or losses in the market value of a lent security will affect the Fund and its shareholders. When the Fund lends its securities, it runs the risk that it could not retrieve the securities on a timely basis, possibly losing the opportunity to sell the securities at a desirable price. Also, if the borrower files for bankruptcy or becomes insolvent, the Fund's ability to dispose of the securities may be delayed.

 Repurchase Agreements. The Fund may enter into repurchase agreements. A repurchase agreement is an agreement by the Fund to purchase a security and sell it back for a specified price. The repurchase price reflects an agreed-upon interest rate for the time period of the agreement. The Fund's risk is the inability of the seller to pay the agreed-upon price at delivery date. However, such risk is tempered by the ability of the Fund to sell the security in the open market in case of default. In such a case, the Fund may incur costs in disposing of the security which would increase Fund expenses. The Fund's investment advisor will monitor the creditworthiness of the firms with which the Fund enters into repurchase agreements.

 Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements. A reverse repurchase agreement is an agreement by the Fund to sell a security and repurchase it at a specified time and price. The Fund could lose money if the market value of the securities it sold declines below their repurchase price. Reverse repurchase agreements may be considered a form of borrowing, and, therefore, a form of leverage. Leverage may magnify gains or losses of the Fund.

 Investing in Securities of Other Investment Companies. The Fund may invest in securities of other investment companies. As a shareholder of another investment company, the Fund would pay its portion of the other investment company's expenses. These expenses would be in addition to the expenses that the Fund currently bears concerning its own operations and may result in some duplication of fees.

 When-Issued, Delayed-Delivery and Forward Commitment Transactions. The Fund may enter into transactions whereby it commits to buying a security, but does not pay for or take delivery of the security until some specified date in the future. The value of these securities is subject to market fluctuation during this period and no income accrues to the Fund until settlement. At the time of settlement, a when-issued security may be valued at less than its purchase price. When entering into these transactions, the Fund relies on the other party to consummate the transaction; if the other party fails to do so, the Fund may be disadvantaged. The Fund does not intend to purchase when-issued securities for speculative purposes, but only in furtherance of its investment objective.

 Temporary Defensive Investments. The Fund may invest for temporary defensive purposes up to 100% of its assets in short-term obligations. Such obligations may include U.S. government securities, master demand notes, commercial paper and notes, bank deposits and other financial institution obligations.

 Other Investment Restrictions. The Fund has adopted additional investment restrictions and guidelines that are set forth in the SAI.

 -------------------------------------------------------------------------------

                            BUYING AND SELLING SHARES

 -------------------------------------------------------------------------------

 HOW TO BUY SHARES

      You may purchase shares of the Fund through broker-dealers, banks or other financial intermediaries, or directly through the Fund's distributor, Evergreen Distributor, Inc. ("EDI"). In addition, you may purchase shares of the Fund by mailing to the Fund, c/o Evergreen Service Company, P.O. Box 2121, Boston, Massachusetts 02106-2121, a completed application and a check payable to the Fund. You may also telephone 1-800-343-2898 to obtain the number of an account to which you can wire or electronically transfer funds and then send in a completed application. Subsequent investments in any amount may be made by check, by wiring federal funds, by direct deposit or by an electronic funds transfer.

      The minimum initial investment is $1,000, which may be waived in certain situations. There is no minimum amount for subsequent investments. Investments of $25 or more are allowed under the Systematic Investment Plan. See the application for more information. Only Class A and Class B shares are offered through this prospectus (see "General Information" -- "Other Classes of Shares").

 Class A Shares -- Front-End Sales Charge Alternative. You may purchase Class A shares of the Fund at net asset value ("NAV") plus an initial sales charge on purchases under $1,000,000. You may purchase $1,000,000 or more of Class A shares without a front-end sales charge; however, a contingent deferred sales charge ("CDSC") equal to the lesser of 1% of the purchase price or the redemption value will be imposed on shares redeemed during the month of purchase and the 12-month period following the month of purchase. The schedule of charges for Class A shares is as follows:

                              INITIAL SALES CHARGE

                          AS A % OF THE NET AS A % OF THE          COMMISSION TO DEALER/AGENT
 AMOUNT OF PURCHASE        AMOUNT INVESTED  OFFERING PRICE          AS A % OF OFFERING PRICE
 ------------------       ----------------- --------------         --------------------------
 Less than  $ 50,000.....       4.99%           4.75%                         4.25%
 $ 50,000--$ 99,999......       4.71%           4.50%                         4.25%
 $100,000--$249,999......       3.90%           3.75%                         3.25%
 $250,000--$499,999......       2.56%           2.50%                         2.00%
 $500,000--$999,999......       2.04%           2.00%                         1.75%
 $1,000,000 or more......        None            None             1.00% of the amount invested
                                                              up to $2,999,999; 0.50% of the amount
                                                           invested over $2,999,999, up to $4,999,999;
                                                             and 0.25% of the excess over $4,999,999

      No front-end sales charges are imposed on Class A shares purchased by (a) institutional investors, which may include bank trust departments and registered investment advisors; (b) investment advisors, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee; (c) clients of investment advisors or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisors or financial planners on the books of the broker-dealer through whom shares are purchased; (d) institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with the Fund by the broker-dealer; (e) shareholders of record on October 12, 1990 in any series of Evergreen Investment Trust in existence on that date, and the members of their immediate families; (f) current and retired employees of First Union National Bank ("FUNB") and its affiliates, EDI and any broker-dealer with whom EDI has entered into an agreement to sell shares of the Fund, and members of the immediate families of such employees;
 (g) and upon the initial purchase of an Evergreen fund by investors reinvesting the proceeds from a redemption within the preceding 30 days of shares of other mutual funds, provided such shares were initially purchased with a front-end sales charge or subject to a contingent deferred sales charge ("CDSC"); and (h) all qualified plan customers holding Evergreen Class Y shares in connection with a rollover into an individual retirement account. Certain broker-dealers or other financial institutions may impose a fee on transactions in shares of the Fund.

      Class A shares may also be purchased at NAV by a corporation or certain other qualified retirement plan or a non-qualified deferred compensation plan, or a Title I tax sheltered annuity or TSA plan sponsored by an organization having 100 or more eligible employees, or a TSA plan sponsored by a public education entity having 5,000 or more eligible employees.

      In connection with sales made to plans of the type described in the preceding sentence EDI will pay broker-dealers and others concessions at the rate of 0.50% of the NAV of the shares purchased. These payments are subject to reclaim in the event the shares are redeemed within 12 months after purchase.

      Certain employer-sponsored retirement or savings plans, including eligible 401(k) plans, may purchase Class A shares at NAV provided that such plans meet a certain required minimum number of eligible employees or required amount of assets. Additional information concerning the waiver of sales charges is set forth in the SAI.

      When Class A shares are sold, EDI will normally retain a portion of the applicable sales charge and pay the balance to the broker-dealer or other financial intermediary through whom the sale was made. EDI may also pay fees to banks from sales charges for services performed on behalf of the customers of such banks in connection with the purchase of shares of the Fund. In addition to compensation paid at the time of sale, entities whose clients have purchased Class A shares may receive a service fee equal to 0.25% of the average daily value on an annual basis of Class A shares held by their clients. Certain purchases of Class A shares may qualify for reduced sales charges in accordance with a Fund's Concurrent Purchases, Rights of Accumulation, Letter of Intent, certain Retirement Plans and Reinstatement Privilege. See "Sales Charge Waivers or Reductions" in the SAI for additional information concerning these reduced sales charges.

 Class B Shares -- Deferred Sales Charge Alternative. You may purchase Class B shares of the Fund at NAV without an initial sales charge. However, you may pay a CDSC if you redeem shares within six years after the month of purchase. The amount of the CDSC (expressed as a percentage of the lesser of the current NAV or original cost) will vary according to the number of years from the month of purchase of Class B shares as set forth below.

                                                                          CDSC
 REDEMPTION TIMING                                                       IMPOSED
 -----------------                                                       -------
 Month of purchase and the first 12-month period following the month of
  purchase.............................................................   5.00%
 Second 12-month period following the month of purchase................   4.00%
 Third 12-month period following the month of purchase.................   3.00%
 Fourth 12-month period following the month of purchase................   3.00%
 Fifth 12-month period following the month of purchase.................   2.00%
 Sixth 12-month period following the month of purchase.................   1.00%
 No CDSC is imposed on amounts redeemed thereafter.

      The CDSC is deducted from the amount of the redemption and is paid to EDI. In the event the Fund acquires the assets of other mutual funds, the CDSC may be paid by EDI to the distributors of the acquired funds. Class B shares are subject to higher distribution and/or shareholder service fees than Class A shares for a period of seven years after the month of purchase (after which it is expected that they will convert to Class A shares without imposition of a front-end sales charge). The higher fees mean a higher expense ratio, so Class B shares pay correspondingly lower dividends and may have a lower NAV than Class A shares. The Fund will not normally accept any purchase of Class B shares in the amount of $250,000 or more.

      At the end of the period ending seven years after the end of the calendar month in which the shareholder's purchase order was accepted, Class B shares will automatically convert to Class A shares and will no longer be subject to a higher distribution services fee imposed on Class B shares. Such conversion will be on the basis of the relative NAVs of the two classes, without the imposition of any sales load, fee or other charge. The purpose of the conversion feature is to reduce the distribution services fee paid by holders of Class B shares that have been outstanding long enough for EDI to have been compensated for the expenses associated with the sale of such shares. The CDSC applicable to Class B shares will be waived on redemptions made by certain employer-sponsored retirement or savings plans, including eligible 401(k) plans. See "Sales Charge Waivers or Reductions" in the SAI for additional information.

 Contingent Deferred Sales Charge. Certain shares with respect to which the Fund did not pay a commission on issuance, including shares obtained from dividend or distribution reinvestment, are not subject to a CDSC. Any CDSC imposed upon the redemption of Class A or Class B shares is a percentage of the lesser of (1) the NAV of the shares redeemed or (2) the NAV at the time of purchase of such shares.

      No CDSC is imposed on a redemption of shares of the Fund in the event of
 (1) death or disability of the shareholder; (2) a lump-sum distribution from a 401(k) plan or other benefit plan qualified under the Employee Retirement Income Security Act of 1974 ("ERISA"); (3) automatic withdrawals from ERISA plans if the shareholder is at least 59 1/2 years old; (4) involuntary redemptions of accounts having an aggregate NAV of less than $1,000; (5) automatic withdrawals under the Systematic Withdrawal Plan of up to 1.00% per month of the shareholder's initial account balance; (6) withdrawals consisting of loan proceeds to a retirement plan participant; (7) financial hardship withdrawals made by a retirement plan participant; or (8) withdrawals consisting of returns of excess contributions or excess deferral amounts made to a retirement plan participant.

      The Fund may also sell Class A or Class B shares at NAV without any initial sales charge or a CDSC to certain Directors, Trustees, officers and employees of the Fund, FUNB, EDI and certain of their affiliates, and to members of the immediate families of such persons, to registered representatives of firms with dealer agreements with EDI, and to a bank or trust company acting as a trustee for a single account.

      See "Sales Charge Waivers or Reductions" in the SAI for additional information.

 How the Funds Value Their Shares. The NAV of each class of shares of the Fund is calculated by dividing the value of the amount of the Fund's net assets attributable to that class by the number of outstanding shares of that class. Shares are valued each day the New York Stock Exchange ("NYSE") is open as of the close of regular trading (currently 4:00 p.m. eastern time). The securities in the Fund are valued at their current market value determined on the basis of market quotations or, if such quotations are not readily available, such other methods as the Trustees believe would accurately reflect fair value. Non-dollar denominated securities will be valued as of the close of the NYSE at the closing price of such securities in their principal trading markets.

 General. The decision as to which class of shares is more beneficial to you depends on the amount of your investment and the length of time you will hold it. If you are making a large investment, thus qualifying for a reduced sales charge, you might consider Class A shares. If you are making a smaller investment, you might consider Class B shares since 100% of your purchase is invested immediately and since such shares will convert to Class A shares, which incur lower ongoing distribution and/or shareholder service fees, after seven years. Consult your financial intermediary for further information. The compensation received by broker-dealers and agents may differ depending on whether they sell Class A or Class B shares. There is no size limit on purchases of Class A shares.

      In addition to the discount or commission paid to broker-dealers, EDI may from time to time pay to broker-dealers additional cash or other incentives that are conditioned upon the sale of a specified minimum dollar amount of shares of the Fund and/or other Evergreen funds. Such incentives will take the form of payment for attendance at seminars, lunches, dinners, sporting events or theater performances, or payment for travel, lodging and entertainment incurred in connection with travel by persons associated with a broker-dealer and their immediate family members to urban or resort locations within or outside the U.S. Such a dealer may elect to receive cash incentives of equivalent amount in lieu of such payments. EDI may also limit the availability of such incentives to certain specified dealers. EDI from time to time sponsors promotions involving First Union Brokerage Services, Inc., an affiliate of the Fund's investment advisor, and select broker-dealers, pursuant to which incentives are paid, including gift certificates and payments in amounts up to 1% of the dollar amount of shares of the Fund sold. Awards may also be made based on the opening of a minimum number of accounts. Such promotions are not being made available to all broker-dealers. Certain broker-dealers may also receive payments from EDI or the Fund's investment advisor over and above the usual service fee or shareholder servicing payments applicable to a given class of shares.

 Additional Purchase Information. As a condition of this offering, if a purchase is canceled due to nonpayment or because an investor's check does not clear, the investor will be responsible for any loss the Fund or its investment advisor incurs. If such investor is an existing shareholder, the Fund may redeem shares from an investor's account to reimburse the Fund or its investment advisor for any loss. In addition, such investor may be prohibited or restricted from making further purchases in any of the Evergreen funds. The Fund will not accept third party checks other than those payable directly to a shareholder whose account has been in existence at least 30 days.

 HOW TO REDEEM SHARES

      You may redeem shares of the Fund by mail, telephone or other types of telecommunication. Once a redemption request has been telephoned, mailed or otherwise transmitted, it may not be changed or cancelled.

 Mail Redemptions. You may redeem shares on each day that the NYSE is open by mailing a written request to Evergreen Service Company (the "Service Company") at the following address:

   Evergreen Service Company
   P.O. Box 2121
   Boston, Massachusetts 02106-2121

      The signatures on the written request must be properly guaranteed, as described below.

 How To Redeem By Telephone. You may redeem your shares by calling 1-800-343-2898 between the hours of 8:00 a.m. and 6:00 p.m. (eastern time) on each business day. You may also redeem shares by sending a facsimile to 617-210-2711 or by other means of wire communication. You must state the Fund and class from which you want to redeem, the number or dollar amount of shares you want to redeem and your account number. The telephone redemption service is not available to you automatically. You must elect to do so on your account application.

      If you are unable to reach the Fund or the Service Company by telephone, you should redeem by mail.

      The Service Company will wire your redemption proceeds to the commercial bank account designated on the account application. If the Service Company deems it appropriate, it may require additional documentation. Although at present the Service Company pays the wire costs involved, it reserves the right at any time to require the shareholder to pay such costs.

 Redemption Value and Other Redemption Policies. When you sell shares, you receive the NAV computed at the close of the NYSE on the day that the Fund receives your request, if your request is received before 4:00 p.m. eastern time. If the Fund receives your redemption request after 4:00 p.m. eastern time, you will receive the next day's NAV. Generally, the Fund pays redemption proceeds within seven days. The Fund may, at any time, change, suspend or terminate any of the redemption methods described in this prospectus, except redemptions by mail. For more information, see "How the Funds Calculate Their NAV."

      The Fund may, at its discretion, pay your redemption proceeds with securities instead of cash. However, the Fund is obligated to redeem shares solely in cash, up to the lesser of $250,000 or 1% of the Fund's total net assets during any 90 day period for any one shareholder. See the SAI for further details.

      Except as otherwise noted, neither the Fund, the Service Company nor EDI assumes responsibility for the authenticity of any instructions received by any of them from a shareholder by telephone. The Service Company will employ reasonable procedures to confirm that instructions received over the telephone or otherwise are genuine. Neither the Fund, the Service Company nor EDI will be liable when following instructions received by telephone or otherwise that the Service Company reasonably believes to be genuine.

      Shareholders may only change information contained in their account registration (such as the bank account designated to receive wire redemption proceeds) by writing to the Service Company. Signatures on such written instructions must be guaranteed, as described below.

 Signature Guarantee. For your protection, signatures on stock powers, and written orders or authorizations must have a signature guarantee. A signature guarantee can be provided by a U.S. stock exchange member, a bank, or other persons eligible to guarantee signatures under the Securities Exchange Act of 1934 and the Service Company's policies. The Service Company may waive this requirement or may require additional documentation in certain cases.

 EXCHANGES

 How to Exchange Shares. You may exchange some or all of your shares for shares of the same class in other Evergreen funds through your financial intermediary by calling or writing to the Service Company, or by using the Evergreen Express Line as described above. Once an exchange request has been telephoned or mailed, it is irrevocable and may not be modified or canceled. Exchanges will be made on the basis of the relative NAVs of the shares exchanged next determined after an exchange request is received. An exchange which represents an initial investment in another Evergreen fund is subject to the minimum investment and suitability requirements of that fund.

      Each of the Evergreen funds has different investment objectives and policies. For more information, a prospectus of the fund into which an exchange will be made should be read prior to the exchange. An exchange order must comply with the requirement for a redemption or repurchase order and must specify the dollar value or number of shares to be exchanged. An exchange is treated for federal income tax purposes as a redemption and purchase of shares and may result in the realization of a capital gain or loss. Shareholders are limited to five exchanges per calendar year, with a maximum of three per calendar quarter. This exchange privilege may be modified or discontinued at any time by the Fund upon 60 days' notice to shareholders and is only available in states in which shares of a fund being acquired may lawfully be sold.

      No CDSC will be imposed in the event shares are exchanged for shares of the same class of other Evergreen funds. If you redeem shares, the CDSC applicable to the shares of the Evergreen fund originally purchased for cash is applied. Also, Class B shares will continue to age following an exchange for the purpose of conversion to Class A shares and for the purpose of determining the amount of the applicable CDSC.

 Exchanges Through Your Financial Intermediary. The Fund must receive exchange instructions from your financial intermediary before 4:00 p.m. (eastern time) for you to receive that day's NAV. Your financial intermediary is responsible for furnishing all necessary documentation to a Fund and may charge you for this service.

 Exchanges By Telephone And Mail. Exchange requests received by the Fund after 4:00 p.m. (eastern time) will be processed using the NAV determined at the close of the next business day. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone exchanges. You should follow the procedures outlined below for exchanges by mail if you are unable to reach the Service Company by telephone. If you wish to use the telephone exchange service you should indicate this on the application. As noted above, the Fund will employ reasonable procedures to confirm that instructions for the redemption or exchange of shares communicated by telephone are genuine. A telephone exchange may be refused by the Fund or the Service Company if it is believed advisable to do so. Procedures for exchanging Fund shares by telephone may be modified or terminated at any time. Written requests for exchanges should follow the same procedures outlined for written redemption requests in the section entitled "How to Redeem Shares;" however, no signature guarantee is required.

 SHAREHOLDER SERVICES

      The Fund offers the following shareholder services. For more information about these services or your account, contact your financial intermediary, the Service Company or call the toll-free number on the front page of this prospectus. Some services are described in more detail in the application.

 Systematic Investment Plan. Under a Systematic Investment Plan, you may invest as little as $25 per month to purchase shares of the Fund with no minimum initial investment required.

 Telephone Investment Plan. You may make investments into an existing account electronically in amounts of not less than $100 or more than $10,000 per investment. Telephone investment requests received by 4:00 p.m. (eastern time) will be credited to a shareholder's account the day the request is received.

 Systematic Withdrawal Plan. When an account of $10,000 or more is opened or when an existing account reaches that size, you may participate in a Systematic Withdrawal Plan (the "Withdrawal Plan") by filling out the appropriate part of the application. Under this Withdrawal Plan, you may receive (or designate a third party to receive) a monthly or quarterly fixed-withdrawal payment in a stated amount of at least $75, and as much as 1.0% per month or 3.0% per quarter of the total NAV of fund shares in your account when the Withdrawal Plan was opened. Fund shares will be redeemed as necessary to meet withdrawal payments. All participants must elect to have their dividends and capital gain distributions reinvested automatically. Any applicable CDSC will be waived with respect to redemptions occurring under a Withdrawal Plan during a calendar year to the extent that such redemptions do not exceed 12% of (1) the initial value of the account plus (2) the value, at the time of purchase, of any subsequent investments.

 Investments Through Employee Benefit and Savings Plans. Certain qualified and non-qualified employee benefit and savings plans may make shares of the Fund and other Evergreen funds available to their participants. Investments made by such employee benefit plans may be exempt from front-end sales charges if they meet the criteria set forth under "Class A Shares -- Front End Sales Charge Alternative." FUNB may provide compensation to organizations providing administrative and recordkeeping services to plans which make shares of the Evergreen funds available to their participants.

 Automatic Reinvestment Plan. For the convenience of investors, all dividends and distributions are automatically reinvested in full and fractional shares of the Fund at the NAV per share at the close of business on the record date, unless otherwise requested by a shareholder in writing. If the transfer agent does not receive a written request for subsequent dividends and/or distributions to be paid in cash at least three full business days prior to a given record date, the dividends and/or distributions to be paid to a shareholder will be reinvested.

 Dollar Cost Averaging. Through dollar cost averaging you can invest a fixed dollar amount each month or each quarter in any Evergreen fund. This results in more shares being purchased when the selected fund's NAV is relatively low and fewer shares being purchased when the fund's NAV is relatively high and may result in a lower average cost per share than a less systematic investment approach.

      Prior to participating in dollar cost averaging, you must establish an account in an Evergreen fund. You should designate on the application (1) the dollar amount of each monthly or quarterly investment you wish to make and (2) the fund in which the investment is to be made. Thereafter, on the first day of the designated month, an amount equal to the specified monthly or quarterly investment will automatically be redeemed from your initial account and invested in shares of the designated fund.

 Two Dimensional Investing. You may elect to have income and capital gains distributions from any Evergreen fund shares you own automatically invested to purchase the same class of shares of any other Evergreen fund. You may select this service on your application and indicate the Evergreen fund(s) into which distributions are to be invested.

 Tax Sheltered Retirement Plans. The Funds have various retirement plans available to eligible investors, including Individual Retirement Accounts
 (IRAs); Rollover IRAs; Simplified Employee Pension Plans (SEPs); Salary Incentive Match Plan for Employees (SIMPLEs); Tax Sheltered Annuity Plans;
403(b)(7) Plans; 401(k) Plans; Keogh Plans; Profit-Sharing Plans; Medical Savings Accounts; Pension and Target Benefit and Money Purchase Plans. For details, including fees and application forms, call toll-free 1-800-247-4075 or write to the Service Company.

DIVIDENDS AND DISTRIBUTIONS

     The Fund intends to distribute its investment company taxable income monthly and net realized capital gains at least annually. Shareholders receive Fund distributions in the form of additional shares of that class of shares upon which the distribution is based or, at the shareholder's option, in cash. Shareholders of the Fund who have not opted to receive cash prior to the payable date for any dividend from net investment income or the record date for any capital gains distribution will have the number of such shares determined on the basis of the Fund's NAV per share computed at the end of that day after adjustment for the distribution. NAV is used in computing the number of shares in both capital gains and income distribution investments.

     Because Class A shares bear most of the costs of distribution of such shares through payment of a front-end sales charge, while Class B shares bear such expenses through a higher annual distribution fee, expenses attributable to Class B shares will generally be higher than those of Class A shares, and income distributions paid by the Fund with respect to Class A shares will generally be greater than those paid with respect to Class B shares.

     Account statements and/or checks, as appropriate, will be mailed within seven days after the Fund pays a distribution. Unless the Fund receives instructions to the contrary before the record or payable date, as the case may be, it will assume that a shareholder wishes to receive that distribution and future capital gains and income distributions in shares. Instructions continue in effect until changed in writing. If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service selected by the Service Company is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distributions or redemption checks.

TAXES

     The Fund has qualified and intends to continue to qualify as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As long as the Fund qualifies as a RIC and distributes substantially all of its net investment income and capital gains, it will not pay federal income taxes on the earnings it distributes to shareholders.

     Distributions to shareholders, whether taken in cash or reinvested in shares, are generally considered taxable for federal income tax purposes as follows:

    . Income distributions and net short-term capital gains distributions are taxable as ordinary income.

    . Long-term capital gains distributions are taxable as capital gains, regardless of how long you have held your shares.

     After each calendar year, the Service Company will mail you a statement indicating which of that year's distributions you should treat as ordinary income and which you should treat as capital gains. Distributions of income or capital gains may also be subject to state and local taxes. You should always consult your tax advisor for specific guidance as to the tax consequences of your investment in the Fund.

-------------------------------------------------------------------------------

                                 FUND DETAILS

-------------------------------------------------------------------------------

FUND ORGANIZATION AND SERVICE PROVIDERS

Fund Structure. The Fund is an investment pool, which invests shareholders' money towards a specified goal. The Fund is a diversified series of an open-end management investment company, called "Evergreen Select Equity Trust" (the "Trust"). The Trust is a Delaware business trust organized on September 18, 1997.

Board of Trustees. The Trust is supervised by a Board of Trustees that is responsible for representing the interests of shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, reviewing, among other things, its performance and its contractual arrangements with various service providers.

Shareholder Rights. All shareholders have equal voting, liquidation and other rights. Each share is entitled to one vote for each dollar of NAV applicable to such share. Shareholders may exchange shares as described under "Exchanges," but will have no other preference, conversion, exchange or preemptive rights. When issued and paid for, shares will be fully paid and nonassessable. Shares of the Fund are redeemable, transferable and freely assignable as collateral. The Trust may establish additional classes or series of shares.

     The Fund does not hold annual shareholder meetings; the Fund may, however, hold special meetings for such purposes as electing or removing Trustees, changing fundamental policies and approving investment advisory agreements or 12b-1 plans. In addition, the Fund is prepared to assist shareholders in communicating with one another for the purpose of convening a meeting to elect Trustees.

Advisor. The investment advisor to the Fund is FUNB, a subsidiary of First Union Corporation ("First Union"). First Union is located at 301 South College Street, and FUNB at 201 South College Street, Charlotte, North Carolina 28288-0630. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the U.S.

     The Fund pays FUNB annually a fee of 0.40% of the Fund's average net assets for its services. However, FUNB has voluntarily agreed to reduce its advisory fee for the Fund, resulting in the net advisory fee of 0.12% of the Fund's average net assets.

     FUNB currently intends to continue indefinitely waiving a portion of the Fund's advisory fee. FUNB may modify or cancel its expense waiver at any time.

Portfolio Manager. Leonard Capristo is the portfolio manager of the Fund. Mr. Capristo has 26 years of investment experience and currently manages FUNB Capital Management Group's Enhanced Stock Market Fund. He joined FUNB's Capital Management Group in 1989 as the Director of Equity Trading. He rejoined the Capital Management Group in 1997 from FUNB's Capital Markets Group where he served as co-manager of public equity investments for three years.

Distributor. EDI is the Fund's distributor. EDI is located at 125 West 55th Street, New York, New York 10019 and is a subsidiary of The BISYS Group, Inc. EDI markets the Fund and distributes its shares through broker-dealers, financial planners and other financial representatives. EDI is not affiliated with First Union.

Transfer Agent and Dividend Disbursing Agent. The Service Company is the Fund's transfer agent. The Service Company is a subsidiary of First Union and is located at 200 Berkeley Street, Boston, MA 02116-5034. The Service Company handles shareholder services, including record keeping and account statements, distribution of dividends and capital gains and processing of transactions.

Administrator. Evergreen Investment Services, Inc. ("EIS") serves as administrator to the Fund. EIS is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034. As administrator, and subject to the supervision and control of the Trust's Board of Trustees, EIS provides the Fund with facilities, equipment and personnel. For its services as administrator, EIS is entitled to receive a fee based on the aggregate average daily net assets of the

Fund at a rate based on the total assets of all mutual funds administered by EIS for which any affiliate of FUNB serves as investment advisor. The administration fee is calculated in accordance with the following schedule:

                    AGGREGATE AVERAGE DAILY NET ASSETS OF MUTUAL FUNDS FOR WHICH ANY
ADMINISTRATIVE FEE           AFFILIATE OF FUNB SERVES AS INVESTMENT ADVISOR
------------------  ----------------------------------------------------------------
  0.050%                           on the first $7 billion
  0.035%                           on the next $3 billion
  0.030%                           on the next $5 billion
  0.020%                           on the next $10 billion
  0.015%                           on the next $5 billion
  0.010%                           on assets in excess of $30 billion

Custodian. State Street Bank and Trust Company ("State Street"), P.O. Box 9021, Boston, Massachusetts 02205-9827, acts as the Funds' custodian.

DISTRIBUTION PLANS AND AGREEMENTS

Distribution Plans. The Fund's Class A and Class B shares pay for the expenses associated with the distribution of such shares according to a distribution plan that it has adopted pursuant to Rule 12b-1 under the 1940 Act (each a "Plan," or collectively, the "Plans"). Under the Plans, the Fund may incur distribution-related and shareholder servicing-related expenses which are based upon a maximum annual rate as a percentage of the Fund's average daily net assets attributable to the class as follows:

               Class A Shares 0.75% (currently limited to 0.25%)
               Class B Shares 1.00%

     Of the amount that each class may pay under its respective Plan, up to 0.25% may constitute a service fee to be used to compensate organizations, which may include the Fund's investment advisor or its affiliates, for personal services rendered to shareholders and/or the maintenance of shareholder accounts. The Fund may not pay any distribution or service fees during any fiscal period in excess of the amounts set forth above. Amounts paid under the Plans are used to compensate the Fund's distributor pursuant to the distribution agreements entered into by the Fund.

Distribution Agreements. The Fund has also entered into a distribution agreement (each, a "Distribution Agreement" or collectively the "Distribution Agreements") with EDI. Pursuant to the Distribution Agreements, the Fund will compensate EDI for its services as distributor based upon the maximum annual rate as a percentage of the Fund's average daily net assets attributable to the class as follows:

               Class A Shares 0.25%
               Class B Shares 1.00%

     The Distribution Agreements provide that EDI will use the distribution fee received from a Fund for payments (i) to compensate broker-dealers or other persons for distributing shares of a Fund, including interest and principal payments made in respect of amounts paid to broker-dealers or other persons that have been financed (EDI may assign its rights to receive compensation under the Distribution Agreements to secure such financings),
(ii) to otherwise promote the sale of shares of a Fund, and (iii) to compensate broker-dealers, depository institutions and other financial intermediaries for providing administrative, accounting and other services with respect to the Fund's shareholders. FUNB or its affiliates may finance the payments made by EDI to compensate broker-dealers or other persons for distributing shares of a Fund.

     In the event the Fund acquires the assets of other mutual funds, compensation paid to EDI under the Distribution Agreements may be paid by EDI to the distributors of the acquired funds or their predecessors.

     Since EDI's compensation under the Distribution Agreements is not directly tied to the expenses incurred by EDI, the amount of compensation received by EDI under the Distribution Agreements during any year may be more or less than its actual expenses and may result in a profit to EDI. Distribution expenses incurred by EDI in one fiscal year that exceed the level of compensation paid to EDI for that year may be paid from distribution fees received from the Fund in subsequent fiscal years.

OTHER INFORMATION AND POLICIES

Banking Laws. The Glass-Steagall Act and other banking laws and regulations presently prohibit member banks of the Federal Reserve System ("Member Banks") or their non-bank affiliates from sponsoring, organizing, controlling or distributing the shares of registered open-end investment companies such as the Fund. Such laws and regulations also prohibit banks from issuing, underwriting or distributing securities in general. However, under the Glass-Steagall Act and such other laws and regulations, a Member Bank or an affiliate thereof may act as investment advisor, transfer agent or custodian to a registered open-end investment company and may also act as agent in connection with the purchase of shares of such an investment company upon the order of its customer. FUNB and its affiliates are subject to and in compliance with the aforementioned laws and regulations.

     Changes to applicable laws and regulations or future judicial or administrative decisions could result in FUNB and its affiliates being prevented from continuing to perform the services required under the investment advisory agreement or from acting as agent in connection with the purchase of shares of the Fund by its customers. If FUNB and its affiliates were prevented from continuing to provide the services called for under the investment advisory agreement, it is expected that the Trustees would identify, and call upon the Fund's shareholders to approve, a new investment advisor. If this were to occur, it is not anticipated that the shareholders of the Fund would suffer any adverse financial consequences.

Securities Transactions. Under policies established by the Trust's Board of Trustees, the Fund's investment advisor selects broker-dealers to execute portfolio transactions subject to the receipt of best execution. In so doing, the Fund's investment advisor may select broker-dealers who are affiliated with the advisor. Moreover, the Fund may pay higher commissions to broker-dealers that provide research services, which the advisor may use in advising the Fund or its other clients.

Portfolio Turnover. The estimated portfolio turnover rate for the Fund is not expected to exceed 100%.

Code of Ethics. The Fund and its investment advisor have adopted a code of ethics incorporating policies on personal securities trading. In general, these codes of ethics require that certain personnel of the Fund and its investment advisor (1) abstain from engaging in certain personal trading practices and (2) report certain personal trading activities.

Other Classes of Shares. The Fund offers four classes of shares, Class A, Class B, Institutional and Institutional Service. Only Class A and Class B shares are offered through this prospectus. Call the Service Company at 1-800-343-2898 for information on the other classes of shares, including how to get a prospectus.

Year 2000 Risks. Like other investment companies, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the Fund's investment advisor and the Fund's other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Fund's investment advisor is taking steps to address the Year 2000 Problem with respect to the computer systems that it uses and to obtain assurances that comparable steps are being taken by the Fund's other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund.

FUND PERFORMANCE

Total Return. Total return is the change in value of an investment in the Fund over a given period, assuming that dividends and capital gains are reinvested and that recurring charges are deducted. A cumulative total return reflects actual performance over a stated period of time. An average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results.

Yield. Yield is the income generated by an investment in the Fund over a given period of time, expressed as an annual percentage rate. Yields are calculated according to a standard that is required for all stock and bond funds. Because this differs from other accounting methods, the quoted yield may not equal the income actually paid to shareholders.

General. The Fund may include comparative performance information in advertising or in marketing its shares. Such information could include data from Lipper Analytical Services, Inc., Morningstar, Inc., CDA Weisenberger and Value Line, or other industry publications or various indexes such as the S&P 500 Index.

     For more information on the Fund's performance, see the SAI.

Related Performance Information. The following total return information is provided with reference to Equity Index Fund, a portfolio of CoreFunds, Inc., a registered investment company managed by CoreStates Investment Advisors, Inc. The Class A and Class B shares of Equity Index Fund were reorganized into the Institutional Service Shares of Evergreen Select Equity Index Fund in July 1998. Equity Index Fund had an investment objective, policies and strategies materially equivalent to those of Evergreen Select Equity Index Fund. Past performance of the Equity Index Fund is no guarantee of the future performance of Evergreen Select Equity Index Fund. The Equity Index Fund did not pay a 12b-1 fee and if it had, the performance would be lower. The performance information set forth below is provided as of June 30, 1998.

      PERIOD           CLASS A  CLASS B
      ------           -------  -------
      One Year           29.17%     N/A
      Since inception    34.23%   22.75%
      Inception date   10/9/96  11/7/97

INVESTMENT ADVISOR
First Union National Bank, 201 South College Street, Charlotte, North Carolina 28288-0630

CUSTODIAN
State Street Bank and Trust Company, P.O. Box 9021, Boston, Massachusetts 02205-9827

TRANSFER AGENT
Evergreen Service Company, 200 Berkeley Street, Boston, Massachusetts 02116-
5034

LEGAL COUNSEL
Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington, D.C. 20036

INDEPENDENT AUDITORS
KPMG Peat Marwick LLP, 99 High Street, Boston, Massachusetts 02110

DISTRIBUTOR
Evergreen Distributor, Inc., 125 West 55th Street, New York, New York 10019

38197                                                                 541909Rv1





                         EVERGREEN SELECT EQUITY TRUST

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION

                   EVERGREEN SELECT EQUITY TRUST
                        200 Berkeley Street
                    Boston, Massachusetts 02116
                           (800) 633-2700

                 STATEMENT OF ADDITIONAL INFORMATION


                          November 1, 1998


               Evergreen Select Strategic Value Fund
              Evergreen Select Diversified Value Fund
               Evergreen Select Large Cap Blend Fund
                Evergreen Select Common Stock Fund
              Evergreen Select Strategic Growth Fund
                Evergreen Select Equity Income Fund
             Evergreen Select Small Company Value Fund
              Evergreen Select Social Principles Fund
                   Evergreen Select Balanced Fund
                 Evergreen Select Equity Index Fund
                Evergreen Select Special Equity Fund
               Evergreen Select Small Cap Growth Fund
                (Each a "Fund" Together the "Funds")


     Each Fund is a series of an open-end management investment company, known as Evergreen Select Equity Trust (the "Trust").



         Each Fund offers at least two classes of shares: Institutional Shares and Institutional Service Shares. In addition, Evergreen Select Large Cap Blend Fund and Evergreen Select Social Principles Fund offer Charitable Shares, and Evergreen Select Equity Index Fund offers Class A and Class B shares. This statement of additional information ("SAI") provides additional information about the applicable classes of shares for the Funds listed above. It is not a prospectus but should be read in conjunction with Fund prospectuses dated November 1, 1998, as supplemented from time to time. You may obtain prospectuses from Evergreen Distributor, Inc.


24723

                                TABLE OF CONTENTS


INVESTMENT POLICIES..........................................................3
         Fundamental Investment Policies.....................................3
         Additional Information on Securities and Investment Practices.......5
MANAGEMENT OF THE TRUST.....................................................17
PRINCIPAL HOLDERS OF FUND SHARES............................................21
INVESTMENT ADVISORY AND OTHER SERVICES......................................27
     Investment Advisors....................................................27
     Distributor............................................................29
     Distribution Plan......................................................29
     Additional Service Providers...........................................31
BROKERAGE...................................................................31
     Selection of Brokers...................................................31
     Brokerage Commissions..................................................32
     General Brokerage Policies.............................................32
TRUST ORGANIZATION..........................................................33
     Form of Organization...................................................33
     Description of Shares..................................................33
     Voting Rights..........................................................33
     Limitation of Trustees' Liability......................................34
PURCHASE, REDEMPTION AND PRICING OF FUND SHARES.............................34
     How the Fund Offers Its Shares to the Public (Equity Index
       Class A and B).......................................................34
     Contingent Deferred Sales Charge (Equity Index Class A and B)..........35
     Sales Charge Waivers or Reductions (Equity Index Class A and B)........35
     Exchanges..............................................................37
     How and When the Funds Calculate Their Net Asset Value Per Share.......37
     How The Funds Value The Securities They Own............................37
     Shareholder Services...................................................38
PRINCIPAL UNDERWRITER.......................................................38
ADDITIONAL TAX INFORMATION..................................................39
     Requirement for Qualification as a Regulated Investment Company........39
     Taxes on Distributions.................................................39
     Taxes on the Sale or Exchange of Fund Shares...........................40
     Other Tax Considerations...............................................41
FINANCIAL INFORMATION.......................................................41
     Expenses...............................................................41
     Brokerage Commissions Paid.............................................43
     Performance Data.......................................................44
ADDITIONAL INFORMATION......................................................47


24723

                              INVESTMENT POLICIES

FUNDAMENTAL INVESTMENT POLICIES

     Each Fund has adopted the fundamental investment restrictions set forth below which may not be changed without the vote of a majority of the Fund's outstanding shares, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Where necessary, an explanation beneath a fundamental policy describes a Fund's practices with respect to that policy, as allowed by current law. If the law governing a policy changes, the Fund's practices may change accordingly without a shareholder vote. Unless otherwise stated, all references to the assets of the Fund are in terms of current market value.

     1.  Diversification

     Each Fund may not make any investment that is inconsistent with its classification as a diversified investment company under the 1940 Act.

     Further Explanation of Diversification Policy

     To remain classified as a diversified investment company under the 1940 Act, each Fund must conform with the following: With respect to 75% of its total assets, a diversified investment company may not invest more than 5% of its total assets, determined at market or other fair value at the time of purchase, in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, determined at the time of purchase. These limitations do not apply to investments in securities issued or guaranteed by the United States ("U.S.") government or its agencies or instrumentalities.

     2.  Concentration

     Each Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities that are issued or guaranteed by the U.S. government or its agencies or instrumentalities).

     Further Explanation of Concentration Policy

     Each Fund may not invest more than 25% of its total assets, taken at market value, in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

     3.  Issuing Senior Securities

     Except as permitted under the 1940 Act, each Fund may not issue senior securities.

     4.  Borrowing

     Each Fund may not borrow money, except to the extent permitted by applicable law.



24723

     Further Explanation of Borrowing Policy

     Each Fund may borrow from banks or enter into reverse repurchase agreements in an amount up to 33 1/3% of its total assets, taken at market value. Each Fund may also borrow up to an additional 5% of its total assets from banks or others. Each Fund may borrow only as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. Each Fund may not purchase securities while outstanding borrowings exceed 5% of its total assets. Each Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities. Each Fund may purchase securities on margin and engage in short sales to the extent permitted by applicable law.

     5.  Underwriting

     Each Fund may not underwrite securities of other issuers, except insofar as each Fund may be deemed to be an underwriter in connection with the disposition of its portfolio securities.

     6.  Real Estate

     Each Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, each Fund may invest in (a) securities that are directly or indirectly secured by real estate, or (b) securities issued by issuers that invest in real estate.

     7.  Commodities

     Each Fund may not purchase or sell commodities or contracts on commodities, except to the extent that each Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

     8.  Lending

     Each Fund may not make loans to other persons, except that each Fund may lend its portfolio securities in accordance with applicable law. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.

     Further Explanation of Lending Policy

     To generate income and offset expenses, each Fund may lend portfolio securities to broker-dealers and other financial institutions in an amount up to 33 1/3% of its total assets, taken at market value. While securities are on loan, the borrower will pay a Fund any income accruing on the security. Each Fund may invest any collateral it receives in additional portfolio securities, such as U.S. Treasury notes, certificates of deposit, other high-grade, short-term obligations or interest bearing cash equivalents. Gains or losses in the market value of a security lent will affect a Fund and its shareholders.

     When a Fund lends its securities, it will require the borrower to give the Fund collateral in cash or government securities. The Fund will require collateral in an amount equal to at least 100% of the current market value of the securities lent, including accrued interest. A Fund has the right to call a loan and obtain the securities lent at any time on notice of not more than five business days.
A Fund may pay reasonable fees in connection with such loans.


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ADDITIONAL INFORMATION ON SECURITIES AND INVESTMENT PRACTICES

     The investment objectives of each Fund and a description of the securities in which each Fund may invest is set forth in the Funds' prospectuses. The following expands upon the discussion in the prospectuses regarding certain investments of the Funds.

Equity Securities

     Equity securities consist primarily of common stocks and securities convertible into common stocks. Investing in common stocks, particularly those having growth characteristics, frequently involves greater risks (and possibly greater rewards) than investing in other types of securities. Common stock prices tend to be more volatile and companies having growth characteristics may sometimes be unproven.

     Investing in companies with small or medium market capitalizations involves greater risk than investing in larger companies. The stock prices of small and mid-cap companies can rise quickly and drop substantially in a short period of time. This volatility results from a number of factors, including reliance by these companies on relatively limited product lines, markets, and financial and management resources. These and other factors may make small and mid-cap companies more susceptible to setbacks or downturns. These companies may experience higher rates of bankruptcy or other failures than larger companies. They may be more likely to be negatively affected by changes in management. In addition, the stock of small and mid-cap companies may be thinly traded.

Derivatives

     Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. These assets, rates, and indices may include bonds, stocks, mortgages, commodities, interest rates, currency exchange rates, bond indices, and stock indices. Derivatives may be standardized, exchange-traded contracts or customized, privately negotiated contracts. Exchange-traded derivatives tend to be more liquid and subject to less credit risk than those that are privately negotiated.

     There are four principal types of derivative instruments -- options, futures, forwards, and swaps -- from which virtually any type of derivative transaction can be created. Debt instruments that incorporate one or more of these building blocks for the purpose of determining the principal amount of and/or rate of interest payable on the debt instruments are often referred to as "structured securities." An example of this type of structured security is indexed commercial paper. The term is also used to describe certain securities issued in connection with the restructuring of certain foreign obligations. The term "derivative" is also sometimes used to describe securities involving rights to a portion of the cash flows from an underlying pool of mortgages or other assets from which payments are passed through to the owner of, or that collateralize, the securities.

     The Funds can use derivatives to earn income, to enhance returns, to hedge or adjust the risk profile of the portfolio, in place of more traditional direct investments or to obtain exposure to otherwise inaccessible markets. A Fund's use derivatives for non-hedging purposes entails greater risks than if a Fund were to use derivatives solely for hedging purposes.

     Derivatives are a valuable tool which, when used properly, can provide significant benefit to a Fund's shareholders. Each Fund's investment advisor is not an aggressive user of derivatives with

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                                                         5
respect to the Funds. However, a Fund may take positions in those derivatives that are within its investment policies if, in the judgment of the Advisor (as hereinafter defined), this represents an effective response to current or anticipated market conditions. The Advisor's use of derivatives is subject to continuous risk assessment and control from the standpoint of a Fund's investment objective and policies. While the judicious use of derivatives by experienced investment managers, such as the Advisor, can be beneficial, derivatives also involve risks different from, and, in certain cases, greater than, the risks presented by more traditional investments. Following is a general discussion of important risk factors and issues concerning the use of derivatives that investors should understand before investing in a Fund.

     Market Risk -- This is the general risk attendant to all investments that the value of a particular investment will decline or otherwise change in a way detrimental to a Fund's interest.

     Management Risk -- Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument, but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Because derivatives are complex, each Fund and its Advisor must (1) maintain controls to monitor the transactions entered into,
(2) assess the risk that a derivative adds to a Fund's portfolio and (3) forecast price, interest rate or currency exchange rate movements correctly.

     Credit Risk -- This is the risk that a Fund may lose money because the other party to a derivative (usually called a "counter party") failed to comply with the terms of the derivative contract. The credit risk for exchange-traded derivatives is generally less than for privately negotiated derivatives, since the clearing house, which is the issuer or counter party to each exchange-traded derivative, guarantees performance. This guarantee is supported by a daily payment system (i.e., margin requirements) operated by the clearing house to reduce overall credit risk. For privately negotiated derivatives, there is no similar clearing agency guarantee. Therefore, a Fund considers the creditworthiness of each counter party to a privately negotiated derivative in evaluating potential credit risk.

     Liquidity Risk -- Liquidity risk is the possibility that a Fund will have difficult buying or selling a particular instrument. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), a Fund may not be able to initiate a transaction or liquidate a position at an advantageous price.

     Leverage Risk -- Since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, rate or index can result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

     Other Risks -- Other risks in using derivatives include the risk of mispricing or improper valuation and the inability of derivatives to correlate perfectly with underlying assets, rates, and indices. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counter parties or a loss of value to a Fund. Derivatives do not always perfectly or even highly correlate or track the value of the assets, rates or indices they are designed to closely track. Consequently, a Fund's use of derivatives may not always be an effective means of, and sometimes could be counterproductive to, furthering a Fund's investment objective.


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                                                         6

Options Transactions

     Writing Covered Options. The Funds may write (i.e., sell) covered call and put options. By writing a call option, a Fund becomes obligated during the term of the option to deliver the securities underlying the option upon payment of the exercise price. Writing a put option obligates the Fund during the term of the option to purchase the securities underlying the option at the exercise price if the option buyer exercises the option. A Fund also may write straddles (combinations of covered puts and calls on the same underlying security).

     The Funds may only write "covered" options. This means that while a Fund is obligated as the writer of a call option it will own the underlying securities subject to the option or, with call options on U.S. Treasury bills, it might own similar U.S. Treasury bills. If a Fund has written options against all of its securities that are available for writing options, the Fund may be unable to write additional options unless it sells some of its portfolio holdings to obtain new securities against which it can write options. If this were to occur, higher portfolio turnover and correspondingly greater brokerage commissions and other transaction costs may result. The Funds do not expect, however, that this will occur. A Fund will be considered "covered" with respect to a put option it writes if, while it is obligated as the writer of the put option, it deposits and maintains with its custodian in a segregated account liquid assets having a value equal to or greater than the exercise price of the option.

     The principal reason for writing call or put options is to obtain, through a receipt of premiums, a greater current return than would be realized on the underlying securities alone. A Fund receives a premium from writing a call or put option, which it retains whether or not the option is exercised. By writing a call option, a Fund might lose the potential for gain on the underlying security while the option is open, and, by writing a put option, a Fund might become obligated to purchase the underlying security for more than its current market price upon exercise.

     Purchasing Options. The Funds may purchase put or call options, including put or call options for offsetting previously written put or call options of the same series. Once a Fund has written a covered option, it will continue to hold the segregated securities or assets until it effects a closing purchase transaction. If the Fund is unable to close the option position, it must hold the segregated securities or assets until the option expires or is exercised. An option position may be closed out only in a secondary market for an option of the same series. Although a Fund generally writes only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any particular time, and, for some options, no secondary market may exist. In such event, effecting a closing transaction for a particular option might not be possible.

     Options on some securities are relatively new, and predicting how much trading interest there will be for such options is impossible. There can be no assurance that viable markets will develop or continue. The failure of such markets to develop or continue could significantly impair a Fund's ability to use such options to achieve its investment objective.

     Options Trading Markets. The Funds trade in options that are generally listed on national securities exchanges, currently including the Chicago Board Options Exchange and the New York, American, Pacific and Philadelphia Stock Exchanges. Options on some securities are traded in the over-the-counter market, and may not be listed on any exchange. Options traded in the over-the-counter market involve a greater risk that the securities dealers participating in the transactions could fail to meet their obligations to a Fund.


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                                                         7

     A Fund will include the premiums it has paid for the purchase of unlisted options and the value of securities used to cover options it has written for purposes of calculating whether the Fund has complied with its policies on illiquid securities.

Futures Transactions and Related Options Transactions

     The Funds intend to enter into financial futures contracts as a hedge against changes in prevailing levels of interest rates to seek relative stability of principal and to establish more definitely the effective return on securities held or intended to be acquired by the Funds or as a hedge against changes in the prices of securities held by a Fund or to be acquired by a Fund. A Fund's hedging may include sales of futures as an offset against the effect of expected increases in interest rates or securities prices and purchases of futures as an offset against the effect of expected declines in interest rates.

     For example, when a Fund anticipates a significant market or market sector advance, it will purchase a stock index futures contract as a hedge against not participating in such advance at a time when a Fund is not fully invested. The purchase of a futures contract serves as a temporary substitute for the purchase of individual securities which may then be purchased in an orderly fashion. As such purchases are made, an equivalent amount of index based futures contracts would be terminated by offsetting sales. In contrast, a Fund would sell stock index futures contracts in anticipation of or in a general market or market sector decline that may adversely affect the market value of the Fund's portfolio. To the extent that the Fund's portfolio changes in value in correlation with a given index, the sale of futures contracts on that index would substantially reduce the risk to the portfolio of a market decline or change in interest rates, and, by doing so, provide an alternative to the liquidation of the Fund's securities positions and the resulting transaction costs.

     The Funds intend to engage in options transactions which are related to financial futures contracts for hedging purposes and in connection with the hedging strategies described above.

     Although techniques other than sales and purchases of futures contracts and related options transactions could be used to reduce the Funds' exposure to interest rate and/or market fluctuations, the Funds may be able to hedge their exposure more effectively and perhaps at a lower cost through using futures contracts and related options transactions. While the Funds do not intend to take delivery of the instruments underlying futures contracts they hold, the Funds do not intend to engage in such futures contracts for speculation.

Futures Contracts

     Futures contracts are transactions in the commodities markets rather than in the securities markets. A futures contract creates an obligation by the seller to deliver to the buyer the commodity specified in the contract at a specified future time for a specified price. The futures contract creates an obligation by the buyer to accept delivery from the seller of the commodity specified at the specified future time for the specified price. In contrast, a spot transaction creates an immediate obligation for the seller to deliver and the buyer to accept delivery of and pay for an identified commodity. In general, futures contracts involve transactions in fungible goods such as wheat, coffee and soybeans. However, in the last decade an increasing number of futures contracts have been developed which specify financial instruments or financially based indexes as the underlying commodity.



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                                                         8

U.S. futures contracts are traded only on national futures exchanges and are standardized as to maturity date and underlying financial instrument. The principal financial futures exchanges in the United States are The Board of Trade of the City of Chicago, the Chicago Mercantile Exchange, the International Monetary Market (a division of the Chicago Mercantile Exchange), the New York Futures Exchange and the Kansas City Board of Trade. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership, which is also responsible for handling daily accounting of deposits or withdrawals of margin. A futures commission merchant ("Broker") effects each transaction in connection with futures contracts for a commission. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC") and National Futures Association ("NFA").

     Interest Rate Futures Contracts. The sale of an interest rate futures contract creates an obligation by a Fund, as seller, to deliver the type of financial instrument specified in the contract at a specified future time for a specified price. The purchase of an interest rate futures contract creates an obligation by a Fund, as purchaser, to accept delivery of the type of financial instrument specified at a specified future time for a specified price. The specific securities delivered or accepted, respectively, at settlement date, are not determined until at or near that date. The determination is in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

     Currently, interest rate futures contracts can be purchased or sold on 90-day U.S. Treasury bills, U.S. Treasury bonds, U.S. Treasury notes with maturities between 6 1/2 and 10 years, Government National Mortgage Association
(GNMA) certificates, 90-day domestic bank certificates of deposit, 90-day commercial paper, and 90-day Eurodollar certificates of deposit. It is expected that futures contracts trading in additional financial instruments will be authorized. The standard contract size is $100,000 for futures contracts in U.S. Treasury bonds, U.S. Treasury notes and GNMA certificates, and $1,000,000 for the other designated contracts. While U.S. Treasury bonds, U.S. Treasury bills, U.S. Treasury notes and GNMA certificates are backed by the full faith and credit of the U.S. government, the futures contracts in U.S. government securities are not obligations of the U.S. Treasury.

     Index Based Futures Contracts, Other Than Stock Index Based. It is expected that bond index and other financially based index futures contracts will be developed in the future. It is anticipated that such index based futures contracts will be structured in the same way as stock index futures contracts but will be measured by changes in interest rates, related indexes or other measures, such as the consumer price index. In the event that such futures contracts are developed, the Funds will sell interest rate index and other index based futures contracts to hedge against changes which are expected to affect the Funds' portfolios.

     The purchase or sale of a futures contract differs from the purchase or sale of a security, in that no price or premium is paid or received. Instead, to initiate trading an amount of cash, cash equivalents, money market instruments, or U.S. Treasury bills equal to approximately 1 1/2% (up to 5%) of the contract amount must be deposited by a Fund with the Broker. This amount is known as initial margin. The nature of initial margin in futures transactions is different from that of margin in security transactions. Futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to a Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. The margin required for a particular futures contract is set by the exchange on which the contract is traded and may be significantly modified from time to time by the exchange during the term of the contract.


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



     Subsequent payments, called variation margin, to the Broker and from the Broker, are made on a daily basis as the value of the underlying instrument or index fluctuates making the long and short positions in the futures contract more or less valuable, a process known as mark-to-market. For example, when a Fund has purchased a futures contract and the price of the underlying financial instrument or index has risen, that position will have increased in value, and the Fund will receive from the Broker a variation margin payment equal to that increase in value. Conversely, where a Fund has purchased a futures contract and the price of the underlying financial instrument or index has declined, the position would be less valuable and the Fund would be required to make a variation margin payment to the Broker. At any time prior to expiration of the futures contract, a Fund may elect to close the position. A final determination of variation margin is then made, additional cash is required to be paid to or released by the Broker, and the Fund realizes a loss or gain.

     The Trust intends to enter into arrangements with its custodian and with Brokers to enable the initial margin of a Fund and any variation margin to be held in a segregated account by its custodian on behalf of the Broker.

     Although interest rate futures contracts by their terms call for actual delivery or acceptance of financial instruments, and index based futures contracts call for the delivery of cash equal to the difference between the closing value of the index on the expiration date of the contract and the price at which the futures contract is originally made, in most cases such futures contracts are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by an offsetting transaction in which a Fund enters into a futures contract purchase for the same aggregate amount of the specific type of financial instrument or index and same delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Fund is paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by an offsetting transaction in which a Fund enters into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain. If the purchase price exceeds the offsetting sale price the Fund realizes a loss. The amount of the Fund's gain or loss on any transaction is reduced or increased, respectively, by the amount of any transaction costs incurred by the Fund.

     As an example of an offsetting transaction, the contractual obligations arising from the sale of one contract of September U.S. Treasury bills on an exchange may be fulfilled at any time before delivery of the contract is required (i.e. on a specified date in September, the "delivery month") by the purchase of one contract of September U.S. Treasury bills on the same exchange. In such instance the difference between the price at which the futures contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to a Fund.

     There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If a Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms.

     Options on Financial Futures. The Funds intend to purchase call and put options on financial futures contracts and sell such options to terminate an existing position. Options on futures are similar to options on stocks except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) rather than to purchase or sell stock at a specified exercise price at any time during the period of the option. Upon exercise of the

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                                                        10
option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account. This amount represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. If an option is exercised the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and value of the futures contract.

     The Funds intend to use options on financial futures contracts in connection with hedging strategies. In the future the Funds may use such options for other purposes.

     Purchase of Put Options on Futures Contracts. The purchase of protective put options on financial futures contracts is analogous to the purchase of protective puts on individual stocks, where an absolute level of protection is sought below which no additional economic loss would be incurred by a Fund. Put options may be purchased to hedge a portfolio of stocks or debt instruments or a position in the futures contract upon which the put option is based.

     Purchase of Call Options on Futures Contracts. The purchase of call options on financial futures contracts represents a means of obtaining temporary exposure to market appreciation at limited risk. It is analogous to the purchase of a call option on an individual stock, which can be used as a substitute for a position in the stock itself. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the underlying financial instrument or index itself, purchase of a call option may be less risky than the ownership of the interest rate or index based futures contract or the underlying securities. Call options on commodity futures contracts may be purchased to hedge against an interest rate increase or a market advance when a Fund is not fully invested.

     Use of New Investment Techniques Involving Financial Futures Contracts or Related Options. The Funds may employ new investment techniques involving financial futures contracts and related options. The Funds intend to take advantage of new techniques in these areas which may be developed from time to time and which are consistent with the Fund's investment objective. The Trust believes that no additional techniques have been identified for employment by the Funds in the foreseeable future other than those described above.

     The Funds intend that its futures contracts and related options transactions will be entered into for traditional hedging purposes. That is, futures contracts will be sold to protect against a decline in the price of securities that a Fund owns, or futures contracts will be purchased to protect a Fund against an increase in the price of securities it intends to purchase. The Funds do not intend to enter into futures contracts for speculation.

     In instances involving the purchase of futures contracts by a Fund, an amount of cash and cash equivalents, equal to the market value of the futures contracts will be deposited in a segregated account and/or in a margin account with a Broker to collateralize the position and thereby insure that the use of such futures is unleveraged.

     Risks of Futures Contracts. Financial futures contracts prices are volatile and are influenced, among other things, by changes in stock prices, market conditions, prevailing interest rates and anticipation of future stock prices, market movements or interest rate changes, all of which in turn are affected by economic conditions, such as government fiscal and monetary policies and actions, and national and international political and economic events.



24688
                                                        11

     At best, the correlation between changes in prices of futures contracts and of the securities being hedged can be only approximate. The degree of imperfection of correlation depends upon circumstances, such as variations in speculative market demand for futures contracts and for securities, including technical influences in futures contracts trading; differences between the securities being hedged and the financial instruments and indexes underlying the standard futures contracts available for trading, in such respects as interest rate levels, maturities and creditworthiness of issuers, or identities of securities comprising the index and those in a Fund's portfolio. In addition, futures contract transactions involve the remote risk that a party be unable to fulfill its obligations and that the amount of the obligation will be beyond the ability of the clearing broker to satisfy. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

     Because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out, and a 15% decrease would result in a loss equal to 150% of the original margin deposit. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. However, a Fund would presumably have sustained comparable losses if, instead of entering into the futures contract, it had invested in the underlying financial instrument. Furthermore, in order to be certain that a Fund has sufficient assets to satisfy its obligations under a futures contract, the Fund will establish a segregated account in connection with its futures contracts which will hold cash or cash equivalents equal in value to the current value of the underlying instruments or indices less the margins on deposit.

     Most U.S. futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

     Risks of Options on Futures Contracts. In addition to the risks described above for financial futures contracts, there are several special risks relating to options on futures contracts. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. A Fund will not purchase options on any futures contract unless and until it believes that the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with the futures contracts. Compared to the use of futures contracts, the purchase of options on such futures involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the use of an option on a futures contract would result in a loss to a Fund, even though the use of a futures contract would not, such as when there is no movement in the level of the futures contract.


24688
                                                        12

Corporate Bond Ratings (Evergreen Select Balanced Fund)

     Higher yields are usually available on securities that are lower rated or that are unrated. Bonds rated Baa by Moody's Investors Service, Inc. ("Moody's") are considered as medium grade obligations, which are neither highly protected nor poorly secured. Debt rated BBB by Standard & Poor's Rating Services ("S&P") is regarded as having an adequate capacity to pay interest and repay principal, although adverse economic conditions are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Lower rated securities, commonly known as "junk bonds," are usually defined as Ba or lower by Moody's or BB or lower by S&P. The Fund may purchase unrated securities, which are not necessarily of lower quality than rated securities but may not be attractive to as many buyers. Debt rated BB, B, CCC, CC and C by S&P is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated CI by S&P is debt (income bonds) on which no interest is being paid. Debt rated D by S&P is in default and payment of interest and/or repayment of principal is in arrears. The Fund intends to invest in D-rated debt only in cases where, in the judgment of the Fund's Advisor, there is a distinct prospect of improvement in the issuer's financial position as a result of the completion of reorganization or otherwise. Bonds that are rated Ca by Moody's are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds that are rated Ca by Moody's represent obligations which are speculative in a high degree. Such issues are often in default or have other market shortcomings. Bonds that are rated C by Moody's are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Convertible Securities

     Convertible securities include bonds, debentures, corporate notes, preferred stocks and other securities. Convertible securities are securities that the holder can convert into common stock. Convertible securities rank senior to common stock in a corporation's capital structure and, therefore, entail less risk than a corporation's common stock. The value of a convertible security is a function of its investment value (Its market worth without a conversion privilege) and its conversion value (its market worth if exchanged). If a convertible security's investment value is greater than its conversion value, its price primarily will reflect its investment value and will tend to vary inversely with interest rates (the issuer's creditworthiness and other factors may also affect its value). If a convertible security's conversion value is greater than its investment value, its price will tend to be higher than its conversion value and it will tend to fluctuate directly with the price of the underlying equity security.

Investment Company Securities

     Securities of other investment companies may be acquired by each of the Funds to the extent permitted under the 1940 Act. These limits require that, as determined immediately after a purchase is made, (i) not more than 5% of the Fund's total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group, and
(iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory

24688
                                                        13
fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. However, a Fund may invest all of its investable assets in securities of a single open-end management company with substantially the same fundamental investment objectives, policies and limitations as a Fund.

Master Demand Notes

     Master demand notes are unsecured obligations that permit the investment of fluctuating amounts by the Funds at varying rates of interest pursuant to direct arrangements between a Fund, as lender, and the issuer, as borrower. Master demand notes may permit daily fluctuations in the interest rate and daily changes in the amounts borrowed. A Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount. The borrower may repay up to the full amount of the note without penalty. Notes purchased by a Fund permit the Fund to demand payment of principal and accrued interest at any time (on not more than seven days' notice). Notes acquired by a Fund may have maturities of more than one year, provided that (1) the Fund is entitled to payment of principal and accrued interest upon not more than seven days' notice, and (2) the rate of interest on such notes is adjusted automatically at periodic intervals, which normally will not exceed 31 days, but may extend up to one year. The notes are deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period. Because these types of notes are direct lending arrangements between the lender and borrower, such instruments are not normally traded and there is no secondary market for these notes, although they are redeemable and thus repayable by the borrower at face value plus accrued interest at any time. Accordingly, a Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. In connection with master demand note arrangements, a Fund's Advisor considers, under standards established by the Board of Trustees, earning power, cash flow and other liquidity ratios of the borrower and will monitor the ability of the borrower to pay principal and interest on demand. These notes are not typically rated by credit rating agencies. Unless rated, a Fund may invest in them only if at the time of an investment the issuer meets the criteria established for commercial paper, which limits such investments to commercial paper rated A-1 by S&P, Prime-1 by Moody's or F-1 by Fitch IBCA, Inc.

Obligations of Foreign Branches of United States Banks

     The obligations of foreign branches of U.S. banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by government regulation. Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidences of ownership of such securities may be held outside the U.S. and a Fund may be subject to the risks associated with the holding of such property overseas. Examples of governmental actions would be the imposition of currency controls, interest limitations, withholding taxes, seizure of assets or the declaration of a moratorium. Various provisions of federal law governing domestic branches do not apply to foreign branches of domestic banks.

Obligations of United States Branches of Foreign Banks

     Obligations of U.S. branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office. In addition, there may be less publicly available information about a U.S. branch of a foreign bank than about a domestic bank.

24688
                                                        14

Repurchase Agreements

     The Funds may enter into repurchase agreements with entities that are registered U.S. government securities dealers, including member banks of the Federal Reserve System having at least $1 billion in assets, primary dealers in U.S. government securities or other financial institutions believed a Fund's advisor to be creditworthy. A repurchase agreement is an agreement by which a person (e.g., a Fund) obtains a security and simultaneously commits to return the security to the seller (a member bank of the Federal Reserve System or recognized securities dealer) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

     A Fund's custodian or a third party will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from a Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by a Fund might be delayed pending court action. The Funds believe that under the regular procedures normally in effect for custody of a Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the advisor to be creditworthy pursuant to guidelines established by the Trustees.

Reverse Repurchase Agreements

     The Funds may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, a Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.

     The use of reverse repurchase agreements may enable a Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

     When effecting reverse repurchase agreements, liquid assets of a Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

Illiquid and Restricted Securities

     Each Fund may not invest more than 15% of its net assets in securities that are illiquid. A security is illiquid when a Fund cannot dispose of it in the ordinary course of business within seven days at approximately the value at which the Fund has the investment on its books.



24688
                                                        15

Each Fund may invest in "restricted" securities, i.e., securities subject to restrictions on resale under federal securities laws. Rule 144A under the Securities Act of 1933 ("Rule 144A") allows certain restricted securities to trade freely among qualified institutional investors. Since Rule 144A securities may have limited markets, the Board of Trustees will determine whether such securities should be considered illiquid for the purpose of determining a Fund's compliance with the limit on illiquid securities indicated above. In determine the liquidity of Rule 144A securities, the Trustees will consider: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades.

When-Issued, Delayed-Delivery and Forward Commitment Transactions

     The Funds may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. These transactions involve the purchase of debt obligations with delivery and payment normally take place within a month or more after the date of commitment to purchase. The Funds will only make commitments to purchase obligations on a when-issued basis with the intention of actually acquiring the securities, but may sell them before the settlement date. The when-issued securities are subject to market fluctuation, and no interest accrues on the security to the purchaser during this period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment.

     Segregated accounts will be established, and the Funds will maintain liquid assets in an amount at least equal in value to a Fund's commitments to purchase when-issued securities. If the value of these assets declines, a Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

     Purchasing obligations on a when-issued basis is a form of leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case there could be an unrealized loss at the time of delivery.

     A Fund uses when-issued, delayed-delivery and forward commitment transactions to secure what it considers to be an advantageous price and yield at the time of purchase. When a Fund engages in when- issued, delayed-delivery and forward commitment transactions, it relies on the buyer or seller, as the case may be, to consummate the sale. If the buyer or seller fails to complete the sale, then the Fund may miss the opportunity to obtain the security at a favorable price or yield.

     Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although the Fund may earn income on securities it has in a segregated account. When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value ("NAV"). Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund's other investments.

Foreign Currency Transactions (Evergreen Select Special Equity Fund)

     As one way of managing exchange rate risk, the Fund may enter into forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). The

24688
                                                        16
exchange rate for the transaction (the amount of currency the Fund will deliver and receive when the contract is completed) is fixed when the Fund enters into the contract. The Fund usually will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. The Fund intends to use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if the Fund expects a decrease in the value of the currency in which the foreign security is denominated. Although the Fund will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on the Advisor's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. The value of the Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund. The Fund may also purchase and sell options related to foreign currencies in connection with hedging strategies.

                         MANAGEMENT OF THE TRUST

     Set forth below are the Trustees and officers of the Trust and their principal occupations and some of their affiliations over the last five years. Unless otherwise indicated, the address for each Trustee and officer is 200 Berkeley Street, Boston, Massachusetts, 02116. Each Trustee is also a Trustee of each of the other Trusts in the Evergreen Fund complex.


                                Position with
Name                            Trust                   Principal Occupations for Last Five Years
--------------------------      ------------------      --------------------------------------------------------------------------
Laurence B. Ashkin              Trustee                 Real estate developer and construction consultant; and President of
(DOB: 2/2/28)                                           Centrum Equities and Centrum Properties, Inc.

Charles A. Austin III           Trustee                 Investment Counselor to Appleton Partners, Inc.; former Director,
(DOB: 10/23/34)                                         Executive Vice President and Treasurer, State Street Research &
                                                        Management Company (investment advice); Director, The Andover
                                                        Companies (Insurance); and Trustee, Arthritis Foundation of New England.

K. Dun Gifford                  Trustee                 Trustee, Treasurer and Chairman of the Finance Committee, Cam
(DOB: 10/12/38)                                         bridge College; Chairman Emeritus and Director, American Institute of
                                                        Food and Wine; Chairman and  President, Oldways Preservation and Exchange
                                                        Trust (education); former Chairman  of the  Board, Director, and Executive
                                                        Vice President, The London Harness Company; former Managing Partner,
                                                        Roscommon Capital Corp.; former Chief Executive Officer, Gifford Gifts of
                                                        Fine Foods; and former Chairman, Gifford, Drescher & Associates
                                                        (environmental consulting).

James S. Howell                 Chairman of             Former Chairman of the Distribution Foundation for the Carolinas; and
(DOB: 8/13/24)                  the Board of            former Vice President of Lance Inc. (food manufacturing).
                                Trustees

Leroy Keith, Jr.                Trustee                 Chairman of the Board and Chief Executive Officer, Carson Products
(DOB: 2/14/39)                                          Company; Director of Phoenix Total Return Fund and Equifax, Inc.;
                                                        Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The
                                                        Phoenix Big Edge Series Fund; and former President, Morehouse College.


24688
                                                        17




                                Position with
Name                            Trust                   Principal Occupations for Last Five Years
--------------------------      ------------------      --------------------------------------------------------------------------
Gerald M. McDonnell             Trustee                 Sales Representative with Nucor-Yamoto, Inc. (steel producer).
(DOB: 7/14/39)

Thomas L. McVerry               Trustee                 Former Vice President and Director of Rexham Corporation; and
(DOB: 8/2/39)                                           former Director of Carolina Cooperative Federal Credit Union.

William Walt Pettit             Trustee                 Partner in the law firm of William Walt Pettit, P.A.
(DOB: 8/26/55)

David M. Richardson             Trustee                 Vice Chair and former Executive Vice President, DHR International,
(DOB: 9/14/41)                                          Inc. (executive recruitment); former Senior Vice President, Boyden
                                                        International Inc. (executive recruitment); and Director, Commerce and Industry Association of New Jersey, 411 International, Inc., and
                                                        J&M Cumming Paper Co.

Russell A. Salton, III          Trustee                 Medical Director, U.S. Health Care/Aetna Health Services; former
MD (DOB: 6/2/47)                                        Managed Health Care Consultant; and former President, Primary Physician
                                                        Care.

Michael S. Scofield             Trustee                 Attorney, Law Offices of Michael S. Scofield.
(DOB: 2/20/43)

Richard J. Shima                Trustee                 Former Chairman, Environmental Warranty, Inc. (insurance agency);
(DOB: 8/11/39)                                          Executive Consultant, Drake Beam Morin, Inc. (executive outplacement);
                                                        Director of Connecticut Natural Gas Corporation, Hartford Hospital, Old
                                                        State House Association Middlesex Mutual Assurance Company, and  Enhance
                                                        Financial Services, Inc.; Chairman, Board of Trustees, Hartford Graduate
                                                        Center; Trustee, Greater Hartford  YMCA; former Director,  Vice Chairman and Chief Investment Officer, The Travelers Corporation; former  Trustee,
                                                        Kingswood-Oxford School; and former Managing Director and Consultant,
                                                        Russell Miller, Inc.

William J. Tomko*               President and           Senior Vice President and Operations Executive, BISYS Fund Services.
(DOB: 8/30/58)                  Treasurer

Nimish S. Bhatt*                Vice President          Vice President, Tax, BISYS Fund Services; former Assistant Vice
(DOB: 6/6/63)                   and Assistant           President, Evergreen Asset Management Corp./First Union National
                                Treasurer               Bank;  former Senior Tax Consulting/Acting Manager, Investment Companies
                                                        Group, Price Waterhouse LLP, New York.

Bryan Haft*                     Vice President          Team Leader, Fund Administration, BISYS Fund Services.
(DOB: 1/23/65)

Michael H. Koonce               Secretary               Senior Vice President and Assistant General Counsel, First Union
(DOB: 4/20/60)                                          Corporation; former Senior Vice President and General Counsel,
                                                        Colonial Management Associates, Inc.

*Address: BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-8001



24688
                                                        18

     Listed below is the Trustee compensation for the fiscal year ended June 30, 1998.


                                     COMPENSATION TABLE
                                                       Total Compensation
                              Aggregate                From Registrant And
                              Compensation             Fund Complex Paid
Name Of Person                From Registrant          To Trustees
Laurence B. Ashkin            $3,817                   $71,399
Charles A. Austin             $3,822                   $57,800 (a)
K. Dun Gifford                $3,696                   $54,450
James S. Howell               $4,846                   $102,749 (b)
Leroy Keith Jr.               $3,700                   $55,950
Gerald M. McDonnell           $3,821                   $84,950*
Thomas L. McVerry             $4,351                   $90,700*
William Walt Pettit           $3,155                   $77,625*
David M. Richardson           $3,629                   $55,925
Russell A. Salton, III        $3,845                   $86,050*
Michael S. Scofield           $3,876                   $87,750
Richard J. Shima              $3,699                   $68,500

(a) $5,700 of this amount payable in later years as deferred  compensation.
(b) $74,044 of this amount payable in later years as deferred compensation.
 * Entire amount payable in later years as deferred compensation.

                        PRINCIPAL HOLDERS OF FUND SHARES

     As of the date of this SAI, the officers and Trustees of the Trust owned as a group less than 1% of the outstanding of any class of each Fund.

     Set forth below is information with respect to each person who, to each Fund's knowledge, owned beneficially or of record more than 5% of a class of a Fund's outstanding shares as of October 1, 1998.


Evergreen Select Strategic Value Fund
Institutional Class

First Union National Bank/EB/INT/Cash Account             71.77%
Attn: Trust Operations Fund Group
401 S. Tryon St. 3rd Fl. CMG 1151
Charlotte, NC 28202-1911

First Union National Bank/EB/INT/Reinvest Account         26.85%
Attn: Trust Operations Fund Group
401 S. Tryon St. 3rd Fl. CMG 1151
Charlotte, NC 28202-1911


24688

Evergreen Select Strategic Value Fund
Institutional Service Class

Fiduciary Trust Company International                     20.11%
FBO Corrine C Zimmerman
Attn: Securities Department, 97th Fl.
2 World Trade Center
New York, NY 10048-0772

Jefnat & Company/Oramella Tomassich Trust                 14.85%
301 41st Street
Miami Beach, FL 33140

Percy Chubb III                                           11.69%
431 Claremont Road
Bernardsville, NJ 07924

Fiduciary Trust Company International                     11.19%
FBO L Caldecot Chubb
Attn: Securities Department, 97th Fl.
2 World Trade Center
New York, NY 10048-0772

Tellson & Company/c/o Peapack-Gladstone Bank              8.11%
P.O. Box 178
Gladstone, NJ 07934

Wilmington Trust Co. of PA                                6.83%
FBO Frank E English/C/O Mutual Funds
1100 N. Market Street
Wilmington, DE 19890-2262

FUBS & CO.  FEBO Brenda M Atria                           7.89%
201 S. College St.
Charolotte, NC 28288-1167
Evergreen Select Diversified Value Fund

Institutional Class
None

Evergreen Select Diversified Value Fund
Institutional Service Class

Bankers Trust Co.                                         84.63%
FBO Triangle Industries/Masters Trust
100 Plaza One M/S 3048
Jersey City, NJ 07311-3999

UMBSC & Co./FBO 34-0949-90-8                              11.43%
Midwest Renal Associates Inc.
UMB Bank N A/Box 419260
Kansas City, MO 64141-6260


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                                                        20

Evergreen Select Large Cap Blend Fund
Institutional Class

First Union National Bank/EB/INT/Reinvest Account         50.63%
Attn: Trust Operations Fund Group
401 S. Tryon St. 3rd Fl. CMG 1151
Charlotte, NC 28202-1911

Patterson & Co./PNB Personal Trust Actng.                 11.51%
P.O. Box 7829
Philadelphia, PA 19101-7829

First Union National Bank/EB/INT/Cash Account             37.87%
Attn: Trust Operations Fund Group
401 S. Tryon St. 3rd Fl. CMG 1151
Charlotte, NC 28202-1911

Evergreen Select Large Cap Blend Fund
Charitable Class

First Union National Bank/EB/INT/Cash Account             97.64%
Attn: Trust Operations Fund Group
401 S. Tryon St. 3rd Fl. CMG 1151
Charlotte, NC 28202-1911

Evergreen Select Large Cap Blend Fund
Institutional Service Class

Thomas F. Hackett/c/o Warren S. Beebe Jr., CPA            48.89%
P.O. Box 849
Oakhurst, NJ 07755-0849

Fubs & Co./First Union Brokerage                          22.92%
Sipes Orchard Home
201 S College Street, 5th Floor
Charlotte, NC 28288-1167

First Union Brokerage Services                            24.51%
Essex County Comm American Legion
29 Newell Drive
Bloomfield, NJ 07003

Evergreen Select Common Stock Fund
Institutional Class

First Union National Bank/EB/INT/Cash Account             99.15%
Attn: Trust Operations Fund Group
401 S. Tryon St. 3rd Fl. CMG 1151
Charlotte, NC 28202-1911

Evergreen Select Common Stock Fund
Institutional Service Class

None


24688

Evergreen Select Strategic Growth Fund
Institutional Class

First Union National Bank/EB/INT/Cash Account             51.94%
Attn: Trust Operations Fund Group
401 S. Tryon St. 3rd Fl. CMG 1151
Charlotte, NC 28202-1911

Patterson & Co.                                           8.03%
PNB Personal Trust Actng.
P.O. Box 7829
Philadelphia, PA 19101-7829

First Union National Bank/EB/INT/Reinvest Account         36.63%
Attn: Trust Operations Fund Group
401 S. Tryon St. 3rd Fl. CMG 1151
Charlotte, NC 28202-1911

Evergreen Select Strategic Growth Fund
Institutional Service Class

Patterson & Co.                                           6.88%
PNB Personal Trust Actng.
P.O. Box 7829
Philadelphia, PA 19101-7829

Evergreen Select Equity Income Fund
Institutional Class

First Union National Bank/EB/INT/Cash Account             99.90%
Attn: Trust Operations Fund Group
401 S. Tryon St. 3rd Fl. CMG 1151
Charlotte, NC 28202-1911

Evergreen Select Equity Income Fund
Institutional Service Class

Merrill Lynch Pierce Fenner & Smith Inc.                  30.38%
FBO Hope W Babcock
9601 S Meridian Blvd. 3rd Fl.
Englewood, CO 80112-5905

First Union Brokerage Services                            13.16%
John T Morris and Joy Robinson Morris JTWROS
524 Faculty Street
Boone, NC 28607

Acadia Trust, N.A. Trustee/FBO Robert Jenks               9.82%
511 Congress St;; 9th Fl.
Portland, ME 04101

Centre State Co.                                          5.20%
C/O First National Bank & Tr Co. Of Newtown
40 South St. / P.O. Box 158
Newtown, PA 18940-0158


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                                                        22

Eunice Anne Carlyle Jackson                               5.10%
1 The Square/Sandford Credition Devon
Ex17 4LW
England, UK

Helen M Nesbit Trustee/U/A dated 1/2/74                   8.83%
Helen Nesbit Trust
2235 Walton Way
August, GA 30904

Evergreen Select Small Company Value Fund
Institutional Class

First Union National Bank/EB/INT/Reinvest Account         79.57%
Attn: Trust Operations Fund Group
401 S. Tryon St. 3rd Fl. CMG 1151
Charlotte, NC 28202-1911

First Union National Bank/EB/INT/Cash Account             18.62%
Attn: Trust Operations Fund Group
401 S. Tryon St. 3rd Fl. CMG 1151
Charlotte, NC 28202-1911

Evergreen Select Small Company Value Fund
Institutional Service Class

None

Evergreen Select Social Principles Fund
Institutional Class

First Union National Bank/EB/INT/Reinvest Account         70.58%
Attn: Trust Operations Fund Group
401 S. Tryon St. 3rd Fl. CMG 1151
Charlotte, NC 28202-1911

First Union National Bank/EB/INT/Cash Account             29.42%
Attn: Trust Operations Fund Group
401 S. Tryon St. 3rd Fl.
Charlotte, NC 28202-1911

Evergreen Select Social Principles Fund
Institutional Service Class

First Union Brokerage Services/Susan L Dowtin             37.26%
708 Sunset Drive
Greensboro, NC 27408

First Union Brokerage Services/John J Scinto Trust        31.51%
80 Grandview Avenue
Port Chester, NY  10573

Thomas F Hackett/c/o Warren S Beebe Jr, CPA               31.23%
P.O. Box 849
Oakhurst, NJ 07755-0849


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                                                        23

Evergreen Select Social Principles Fund
Charitable Class

First Union National Bank/EB/INT/Cash Account             97.66%
Attn: Trust Operations Fund Group
401 S. Tryon St. 3rd Fl. CMG 1151
Charlotte, NC 28202-1911

Evergreen Select Balanced Fund
Institutional Class

First Union National Bank/EB/INT/Reinvest Account         55.35%
Attn: Trust Operations Fund Group
401 S. Tryon St. 3rd Fl. CMG 1151
Charlotte, NC 28202-1911

First Union National Bank/EB/INT/Cash Account             44.65%
Attn: Trust Operations Fund Group
401 S. Tryon St. 3rd Fl. CMG 1151
Charlotte, NC 28202-1911

Evergreen Select Balanced Fund
Institutional Service Class

None

Evergreen Select Equity Index Fund
Institutional Class

Patterson & Co./PNB Personal Trust Actng.                 42.73%
P.O. Box 7829
Philadelphia, PA 19101-7829

Patterson & Co./PNB Personal Trust Actng.                 19.85%
P.O. Box 7829
Philadelphia, PA 19101-7829

First Union National Bank/EB/INT/Reinvest Account         22.65%
Attn: Trust Operations Fund Group
401 S. Tryon St. 3rd Fl. CMG 1151
Charlotte, NC 28202-1911

Evergreen Select Equity Index Fund
Institutional Service Class

None

Evergreen Select Special Equity Fund
Institutional Class

Patterson & Co./PNB Personal Trust Actng.                 54.29%
P.O. Box 7829
Philadelphia, PA 19101-7829

Patterson & Co./PNB Personal Trust Actng.                 25.76%
P.O. Box 7829
Philadelphia, PA 19101-7829


24688

First Union National Bank/EB/INT/Reinvest Account         13.29%
Attn: Trust Operations Fund Group
401 S. Tryon St. 3rd Fl. CMG 1151
Charlotte, NC 28202-1911

Evergreen Select Special Equity Fund
Institutional Service Class

None

Evergreen Select Small Cap Growth Fund
Institutional Class

Worcester County Retirement System                        18.62%
Attn: Michael J.  Donoghue
Chairman & Treasurer
2 Main St. Rm.  3 Courthouse
Worcester, MA 01608--1116

First Union National Bank/Cash Account                    5.64%
Attn: Trust Operations Fund Group
401 S.  Tryon St.; 3rd Fl.
Charlotte, NC 28202-1911

First Union National Bank/RE-Invest Account               71.53
ATTN: Trust Operations Fund Group
401 South Tryon Street, 3rd Fl.
Charlotte, NC 28202-1911

Evergreen Select Small Cap Growth Fund
Institutional Service Class

None

                       INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISORS

     Each Fund's investment advisor (the "Advisor") is a subsidiary of First Union Corporation ("First Union"), a bank holding company headquartered at 301 South College Street, Charlotte, North Carolina 28288-0630. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the United States.

     First Union National Bank ("FUNB") is the Advisor to each Fund other than Evergreen Select Small Company Value Fund, Evergreen Select Special Equity Fund and Evergreen Select Small Cap Growth Fund. FUNB is located at 201 South College Street, Charlotte North Carolina 28288-0630.

     Evergreen Asset Management Corp. ("Evergreen Asset") is the Advisor to Evergreen Select Small Company Value Fund. Evergreen Asset is located at 2500 Westchester Avenue, Purchase, New York 10577. Lieber & Company, another First Union subsidiary, is the Fund's sub-advisor. Lieber & Company is reimbursed by Evergreen Asset for the direct and indirect costs of providing subadvisory services to the Fund.


24688

     Meridian Investment Company ("Meridian") is the Advisor to Evergreen Select Special Equity Fund. Meridian is located at 55 Valley Stream Parkway, Malvern, Pennsylvania 19355.

     Evergreen Investment Management Company ("EIMC"), formerly known as Keystone Investment Management Company, is the Advisor to Evergreen Select Small Cap Growth Fund. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034

     Pursuant to each advisory agreement (the "Advisory Agreement" or, collectively, the "Advisory Agreements") between the Trust and each Advisor, and subject to the supervision of the Trust's Board of Trustees, each Advisor furnishes to each Fund investment advisory, management and administrative services, office facilities, and equipment in connection with its services for managing the investment and reinvestment of each Fund's assets. Each Advisor pays for all of the expenses incurred in connection with the provision of its services.

     The Funds pay for all charges and expenses, other than those specifically referred to as being borne by the Advisor, including, but not limited to: (1) custodian charges and expenses; (2) bookkeeping and auditors' charges and expenses; (3) transfer agent charges and expenses; (4) fees and expenses of Trustees who are not interested persons of a Fund, as defined in the 1940 Act ("Independent Trustees"); (5) brokerage commissions, brokers' fees and expenses;
(6) issue and transfer taxes; (7) costs and expenses under the distribution plan; (8) taxes and trust fees payable to governmental agencies; (9) the cost of share certificates; (10) fees and expenses of the registration and qualification of Funds' shares with the Securities and Exchange Commission ("SEC") or under state or other securities laws; (11) expenses of preparing, printing and mailing prospectuses, SAIs, notices, reports and certain proxy materials to shareholders; (12) expenses of shareholders' and Trustees' meetings; (13) charges and expenses of legal counsel for the Funds and for the Independent Trustees of the Trust; (14) charges and expenses of filing annual and other reports with the SEC and other authorities; and (15) all extraordinary Fund charges and expenses.

     The Funds have agreed to pay the Advisor a fee for its services, expressed as a percentage of average net assets, as set forth below. In addition, each Advisor, other than Evergreen Select Small Cap Growth Fund has voluntarily agreed to reduce its advisory fee, resulting in the net advisory fees that are also indicated in the table below.

                                                  Annual            Annual
Fund                                           Advisory Fee   Net Advisory Fee
Evergreen Select Strategic Value Fund             0.70%             0.60%
Evergreen Select Diversified Value Fund           0.60%             0.50%
Evergreen Select Large Cap Blend Fund             0.70%             0.60%
Evergreen Select Common Stock Fund                0.70%             0.53%
Evergreen Select Strategic Growth Fund            0.70%             0.58%
Evergreen Select Equity Income Fund               0.70%             0.60%
Evergreen Select Social Principles Fund           0.80%             0.67%
Evergreen Select Small Company Value Fund         0.90%             0.65%
Evergreen Select Balanced Fund                    0.60%             0.50%
Evergreen Select Equity Index Fund                0.40%             0.12%
Evergreen Select Special Equity Fund              1.50%             0.74%
Evergreen Select Small Cap Growth Fund            0.80%             0.80%

     Under the Advisory Agreement, any liability of the Advisor in connection with rendering services thereunder is limited to situations involving its willful misfeasance, bad faith, gross negligence or reckless disregard of its duties.

24688

     Each Advisory Agreement continues in effect for two years from its effective date and, thereafter, from year to year only if approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of a Fund's outstanding shares (as defined in the 1940 Act). In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval. Each Advisory Agreement may be terminated, without penalty, on 60 days' written notice by the Trust's Board of Trustees or by a vote of a majority of outstanding shares. Each Advisory Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.

DISTRIBUTOR

     Evergreen Distributor, Inc. (the "Distributor") markets the Funds through broker-dealers and other financial representatives. The Distributor's address is, 125 W. 55th Street, New York, N.Y. 10019.

DISTRIBUTION PLANS AND AGREEMENTS

     Under the Rule 12b-1 Distribution Plans that have been adopted by each Fund with respect to its Institutional Service Shares and the Class A and Class B shares of Evergreen Select Equity Index Fund (each a "Plan" and collectively, the "Plans"), the Treasurer of the Trust reports the amounts expended under the Plans for a Fund and the purposes for which such expenditures were made to the Trustees of the Trust for their review on a quarterly basis. Each Plan provides that the selection and nomination of the Independent Trustees are committed to the discretion of such Independent Trustees then in office. Also, the Plans permit each Fund to deduct up to 0.25% of the Institutional Service class' average net assets to pay for shareholder services.

     Distribution fees are accrued daily and paid at least monthly on the Class A and Class B shares of Evergreen Select Equity Index Fund and are charged as class expenses, as accrued. The distribution fees attributable to the Class B shares are designed to permit an investor to purchase such shares through broker-dealers without the assessment of a front-end sales charge, while at the same time permitting the Distributor to compensate broker-dealers in connection with the sale of such shares. In this regard, the purpose and function of the combined contingent deferred sales charge ("CDSC") and distribution services fee on the Class B shares are the same as those of the front-end sales charge and distribution fee with respect to the Class A shares in that in each case the sales charge and/or distribution fee provide for the financing of the distribution of the Fund's shares.

     EIMC may from time to time from its own funds or such other resources as may be permitted by rules of the SEC make payments for distribution services of the Class A and Class B shares of Evergreen Select Equity Index Fund to the Distributor; the latter may in turn pay part or all of such compensation to brokers or other persons for their distribution assistance.

     The Plans permit the payment of fees to brokers and others for distribution and shareholder related administrative services and to broker-dealers, depository institutions, financial intermediaries and administrators for administrative services as to Class A and Class B shares of Evergreen Select Equity Index Fund. The Plans are designed to (i) stimulate brokers to provide distribution and administrative support services to the Fund and holders of Class A and Class B shares, and (ii) stimulate administrators to render administrative support services to the Fund and holders of Class A and Class B shares. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited

24688
to, providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding Class A and Class B shares; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as Evergreen Select Equity Index Fund reasonably requests for its Class A and Class B shares.

     In the event that a Plan or Distribution Agreement is terminated or not continued with respect to one or more classes of a Fund, (i) no distribution fees (other than current amounts accrued but not yet paid) would be owed by a Fund to the Distributor with respect to that class or classes, and (ii) a Fund would not be obligated to pay the Distributor for any amounts expended under the Distribution Agreement not previously recovered by the Distributor from distribution services fees in respect of shares of such class or classes through deferred sales charges.

     All material amendments to any Plan or Distribution Agreement must be approved by a vote of the Trustees of the Trust or the holders of a Fund's outstanding voting securities, voting separately by class, and in either case, by a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval; and any Plan or Distribution Agreement may not be amended in order to increase materially the costs that a particular class of shares of a Fund may bear pursuant to a Plan or Distribution Agreement without the approval of a majority of the holders of the outstanding voting shares of the class affected. Any Plan or Distribution Agreement may be terminated (i) by a Fund without penalty at any time by a majority vote of the holders of the outstanding voting securities of a Fund, voting separately by class or by a majority vote of the Independent Trustees, or (ii) by the Distributor. To terminate any Distribution Agreement, any party must give the other parties 60 days' written notice; to terminate a Plan only, a Fund need give no notice to the Distributor. Any Distribution Agreement will terminate automatically in the event of its assignment.

     For a summary of distribution fees paid by the Funds see "Financial Information" below.

     The National Association of Securities Dealers, Inc. ("NASD") limits the amount that a mutual fund may pay annually in distribution costs for sale of its shares and shareholder service fees. The NASD limits annual expenditures to 1.00% of the aggregate average daily NAV of its shares, of which 0.75% may be used to pay such distribution costs and 0.25% may be used to pay shareholder service fees. The NASD also limits the aggregate amount that a Fund may pay for such distribution costs to 6.25% of gross share sales since the inception of the distribution plan, plus interest at the prime rate plus 1.00% on such amounts remaining unpaid from time to time.

ADDITIONAL SERVICE PROVIDERS

Administrator

     Evergreen Investment Services, Inc. ("EIS") serves as administrator to each Fund, subject to the supervision and control of the Trust's Board of Trustees. EIS provides the Funds with facilities, equipment and personnel and is entitled to receive a fee based on the aggregate average daily net assets of the Funds at a rate based on the total assets of all mutual funds administered by EIS that are advised by First Union subsidiaries. EIS' fee is calculated in accordance with the following schedule:

24688

Aggregate Net                 Total assets of
Administrator Fee             First Union subsidiaries
-----------------             ------------------------
          0.050%                       of the first $7 billion, plus
          0.035%                       of the next $3 billion, plus
          0.030%                       of the next $5 billion, plus
          0.020%                       of the next $10 billion, plus
          0.015%                       of the next $5 billion, plus
          0.010%                       of amounts over $30 billion.

Transfer Agent

     Evergreen Service Company (the "Service Company"), a subsidiary of First Union, is the Funds' transfer agent. The transfer agent issues and redeems shares, pays dividends and performs other duties in connection with the maintenance of shareholder accounts. The transfer agent's address is 200 Berkeley Street, Boston, Massachusetts 02116.

Independent Auditors

     KPMG Peat Marwick LLP audits each Fund's financial statements. The auditor's address is 99 High Street, Boston, Massachusetts 02110.

Custodian

     State Street Bank and Trust Company is the Funds' custodian. The bank keeps custody of each Fund's securities and cash and performs other related duties. The custodian's address is P.O. Box 9021, Boston, Massachusetts 02205-9827.

                                                     BROKERAGE

SELECTION OF BROKERS

     When buying and selling portfolio securities, each Advisor seeks brokers who can provide the most benefit to the Fund or Funds for which a trade is being made. When selecting a broker, an Advisor will primarily look for the best price at the lowest commission, but in the context of the broker's:

   1.   ability to provide the best net financial result to the Fund;
   2.   efficiency in handling trades;
   3.   ability to trade large blocks of securities;
   4.   readiness to handle difficult trades;
   5.   financial strength and stability; and
   6. provision of "research services," defined as (a) reports and analyses concerning issuers, industries, securities and economic factors and (b) other information useful in making investment decisions.

     Under each Advisory Agreement, each Fund may pay higher brokerage commissions to a broker providing it with research services, as defined in item 6, above. Pursuant to Section 28(e) of the Securities Exchange Act of 1934, this practice is permitted if the commission is reasonably in relation to the brokerage and research services provided. Research services provided by a broker to

24688
an Advisor do not replace, but supplement, the services an Advisor is required to deliver to a Fund under the Advisory Agreement. It is impracticable for an Advisor to allocate the cost, value and specific application of such research services among its clients because research services intended for one client may indirectly benefit another.

     When selecting a broker for portfolio trades, an Advisor may also consider the amount of Fund shares a broker has sold, subject to the other requirements described above.

     Lieber & Company, an affiliate of Evergreen Asset and a member of the New York and American Stock Exchanges, will to the extent practicable effect substantially all of the portfolio transactions for Evergreen Select Small Company Value Fund.

BROKERAGE COMMISSIONS

     Generally, each Fund expects to purchase and sell its equity portfolio securities through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession.

     The Funds expect to buy and sell their fixed-income securities through principal transactions, that is, directly from the issuer or from an underwriter or market maker for the securities. Generally, the Funds will not pay brokerage commissions for such purchases. Usually, when a Fund buys a security from an underwriter, the purchase price will include an underwriting commission or concession.

     Prices of both equity and fixed-income securities purchased from dealers serving as market makers will reflect the dealer's markup or markdown.

GENERAL BROKERAGE POLICIES

     Generally, the Funds expect to purchase and sell their securities through brokerage transactions for which commissions are payable. Where transactions are made in the over-the-counter market, the Funds will deal with primary market makers unless more favorable prices are otherwise obtainable.

     The Advisor makes investment decisions for the Funds independently from those of its other clients. It may frequently develop, however, that the Advisor will make the same investment decision for more than one client. Simultaneous transactions are inevitable when the same security is suitable for the investment objective of more than one account. When two or more of its clients are engaged in the purchase or sale of the same security, the Advisor will allocate the transactions according to a formula that is equitable to each of its clients. Although, in some cases, this system could have a detrimental effect on the price or volume of the Funds' securities, the Funds believe that in other cases their ability to participate in volume transactions will produce better executions. In order to take advantage of the availability of lower purchase prices, the Funds may occasionally participate in group bidding for the direct purchase from an issuer of certain securities.

     The Board of Trustees periodically reviews the Funds' brokerage policy. Because of the possibility of further regulatory developments affecting the securities exchanges and brokerage practices generally, the Board of Trustees may change, modify or eliminate any of the foregoing practices.


24688

                                   TRUST ORGANIZATION

FORM OF ORGANIZATION

     The Trust was formed as a Delaware business trust under an Agreement and Declaration of Trust dated September 18, 1997 (the "Declaration of Trust"). A copy of the Declaration of Trust is on file at the SEC as an exhibit to the Trust's Registration Statement, of which this SAI is a part. This summary is qualified in its entirety by reference to the Declaration of Trust.

DESCRIPTION OF SHARES

     The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of series and classes of shares. Each share of a Fund represents an equal proportionate interest with each other share of that series and/or class. Upon liquidation, shares are entitled to a pro rata share of the Trust based on the relative net assets of each series and/or class. Shareholders have no preemptive or conversion rights. Shares are redeemable and transferable.

VOTING RIGHTS

     Under the terms of the Declaration of Trust, the Trust is not required to hold annual meetings. At meetings called for the initial election of Trustees or to consider other matters, each share is entitled to one vote for each dollar of NAV applicable to such share. Shares generally vote together as one class on all matters. Classes of shares of a Fund have equal voting rights. No amendment may be made to the Declaration of Trust that adversely affects any class of shares without the approval of a majority of the shares of that class. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees to be elected at a meeting and, in such event, the holders of the remaining shares voting will not be able to elect any Trustees.

     After the initial meeting as described above, no further meetings of shareholders for the purpose of electing Trustees will be held, unless required by law.

LIMITATION OF TRUSTEES' LIABILITY

     The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.

                            PURCHASE, REDEMPTION AND
                             PRICING OF FUND SHARES

HOW THE FUND OFFERS ITS SHARES TO THE PUBLIC
(Evergreen Select Equity Index Fund - Class A and Class B Shares)

     You may buy the Class A and Class B shares of the  Evergreen  Select Equity
Index Fund through the Distributor, broker-dealers that have entered into special agreements with the Distributor or certain other financial institutions.

24688

Class A Shares

     With certain exceptions, when you purchase Class A shares you will pay a maximum sales charge equal to 4.75% of the offering price. (The prospectus contains a complete table of applicable sales charges and a discussion of sales charge reductions or waivers that may apply to purchases. See also the section in this SAI entitled "Financial Information" for an example of the method of computing the offering price of Class A shares.) If you purchase Class A shares in the amount of $1 million or more, without an initial sales charge, the Fund will charge a CDSC of 1.00% if you redeem during the month of your purchase and the 12-month period following the month of your purchase. See "Contingent Deferred Sales Charge" below.

Class B Shares

     The Fund offers Class B shares at NAV without an initial sales charge. With certain exceptions, however, the Fund will charge a CDSC on shares you redeem within 72 months after the month of your purchase, in accordance with the following schedule:

Redemption Timing                                               CDSC Rate
Month of purchase and the first 12-month
  period following the month of purchase                          5.00%
Second 12-month period following the month of purchase            4.00%
Third 12-month period following the month of purchase             3.00%
Fourth 12-month period following the month of purchase            3.00%
Fifth 12-month period following the month of purchase             2.00%
Sixth 12-month period following the month of purchase             1.00%
Thereafter                                                        0.00%

         Class B shares that have been outstanding for seven years after the month of purchase will automatically convert to Class A shares without imposition of a front-end sales charge or exchange fee. (Conversion of Class B shares represented by stock certificates will require the return of the stock certificate to the Service Company.)

CONTINGENT DEFERRED SALES CHARGE
(Evergreen Select Equity Index Fund - Class A and Class B Shares)

         The Fund charges a CDSC as reimbursement for certain expenses, such as commissions or shareholder servicing fees, that it has incurred in connection with the sale of its shares (see "Distribution Plans and Agreements," above). If imposed, the Fund deducts the CDSC from the redemption proceeds you would otherwise receive. The CDSC is a percentage of the lesser of (1) the NAV of the shares at the time of redemption or (2) the shareholder's original net cost for such shares. Upon request for redemption, to keep the CDSC a shareholder must pay as low as possible, the Fund will first seek to redeem shares not subject to the CDSC and/or shares held the longest, in that order. The CDSC on any redemption is, to the extent permitted by the NASD, paid to the Distributor or its predecessor.



24688

SALES CHARGE WAIVERS OR REDUCTIONS
(Evergreen Select Equity Index Fund - Class A and Class B Shares)

Reducing Class A Front-end Loads

         With a larger purchase, there are several ways that you can combine multiple purchases of Class A shares in the Evergreen funds and take advantage of lower sales charges.

Combined Purchases

         You can reduce your sales charge by combining purchases of Class A shares of multiple Evergreen funds. For example, if you invested $75,000 in each of two different Evergreen funds, you would pay a sales charge based on a $150,000 purchase (i.e., 3.75% of the offering price, rather than 4.75%).

Rights of Accumulation

         You can reduce your sales charge by adding the value of Class A shares of Evergreen funds you already own to the amount of your next Class A investment. For example, if you hold Class A shares valued at $99,999 and purchase an additional $5,000, the sales charge for the $5,000 purchase would be at the next lower sales charge of 3.75%, rather than 4.75%.

         Your account, and therefore your rights of accumulation, can be linked t immediate family members which includes father and mother, brothers and sisters, and sons and daughters. The same rule applies with respect to individual retirement plans. Please note, however, that retired plans involving employees stand alone and do not pass on rights of accumulation.

Letter of Intent

         You can, by completing the "Letter of Intent" section of the application, purchase Class A shares over a 13-month period and receive the same sales charge as if you had invested all the money at once. All purchases of Class A shares of an Evergreen fund during the period will qualify as Letter of Intent purchases.

Waiver of Initial Sales Charges

         The Fund may sell its shares at NAV without an initial sales charge to:

         1.    purchasers of shares in the amount of $1 million or more;
         2. a corporate or certain other qualified retirement plan or a non-qualified deferred compensation plan or a Title 1 tax sheltered annuity or TSA plan sponsored by an organization having 100 or more eligible employees (a "Qualifying Plan") or a TSA plan sponsored by a public educational entity having 5,000 or more eligible employees (an "Educational TSA Plan");
         3. institutional investors, which may include bank trust departments and registered investment advisors;
         4. investment advisors, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee;

24688

         5. clients of investment advisors or financial planners who place trades for their own accounts if the accounts are linked to a master account of such investment advisors or financial planners on the books of the broker-dealer through whom shares are purchased;
         6. institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with a Fund by the broker-dealer;
         7. employees of FUNB, its affiliates, the Distributor, any broker-dealer with whom the Distributor, has entered into an agreement to sell shares of the Funds, and members of the immediate families of such employees;
         8. certain Directors, Trustees, officers and employees of the Evergreen funds, the Distributor or their affiliates and the immediate families of such persons; or
         9. a bank or trust company in a single account in the name of such bank or trust company as trustee if the initial investment in or any Evergreen fund made pursuant to this waiver is at least $500,000 and any commission paid at the time of such purchase is not more than 1% of the amount invested.

         With respect to items 8 and 9 above, the Fund will only sell shares to these parties upon the purchasers' written assurance that the purchase is for their personal investment purposes only. Such purchasers may not resell the securities except through redemption by the Fund. The Fund will not charge any CDSC on redemptions by such purchasers.

Waiver of CDSC

         The Fund does not impose a CDSC when the shares you are redeeming represent:

    1.    an increase in the share value above the net cost of such shares;

     2. certain shares for which the Fund did not pay a commission on issuance, including shares acquired through reinvestment of dividend income and capital gains distributions;

     3. shares that are in the accounts of a shareholder who has died or become disabled;

     4. a lump-sum distribution from a 401(k) plan or other benefit plan qualified under the Employee Retirement Income Security Act of 1974 ("ERISA");

     5. an automatic withdrawal from the ERISA plan of a shareholder who is a least 59 1/2 years old;

    6. shares in an account that the Fund has closed because the account has an aggregate NAV of less than $1,000;

    7. an automatic withdrawal under a Systematic Withdrawal Plan of up to 1.0% per month of your initial account balance;

     8. a withdrawal consisting of loan proceeds to a retirement plan participant; 9. a financial hardship withdrawal made by a retirement plan participant; and 10. a withdrawal consisting of returns of excess contributions or excess deferral amounts made to a retirement plan.

EXCHANGES

         Investors may exchange Class A and B shares of Evergreen Select Equity Index Fund for shares of the same class of any other Evergreen fund. Investors may exchange all other classes of shares of of the Funds for shares of the same class of any other Evergreen "Select" fund. Exchanges are discussed in further detail under "Exchanges" in each Fund's prospectus. Before you make an exchange, you should read the prospectus of the fund into which you wish to exchange. The

24688

Trust reserves the right to discontinue, alter or limit the exchange privilege at any time.

HOW AND WHEN THE FUNDS CALCULATE THEIR NET ASSET VALUE PER SHARE

         Each Fund computes its NAV once daily on Monday through Friday, as described in the prospectus. A Fund will not compute its NAV on the day the following legal holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         A Fund calculates its NAV per share by adding up its investments and other assets, subtracting its liabilities and then dividing the result by the number of shares outstanding.

HOW THE FUNDS VALUE THE SECURITIES THEY OWN

         Current values for a Fund's portfolio securities are determined in the following manner:

         (1) securities that are traded on a national securities exchange or the over-the-counter National Market System ("NMS") are valued on the basis of the last sales price on the exchange where primarily traded or NMS prior to the time of the valuation, provided that a sale has occurred;

         (2) securities traded in the over-the-counter market, other than on NMS, are valued at the mean of the bid and asked prices at the time of valuation;

         (3) short-term investments maturing in more than 60 days for which market quotations are readily available, are valued at such quotations;

         (4) short-term investments maturing in 60 days or less (including all master demand notes) are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market;

         (5) short-term investments maturing in more than 60 days when purchased that are held on the 60th day prior to maturity are valued at amortized cost (market value on the 60th day adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market; and

         (6) securities, including restricted securities, for which complete quotations are not readily available; listed securities or those on NMS if, in the Fund's opinion, the last sales price does not reflect a current market value or if no sale occurred; and other assets are valued at prices deemed in good faith to be fair under procedures established by the Board of Trustees.

SHAREHOLDER SERVICES

         As described in the Funds' prospectuses, a shareholder may elect to receive his or her dividends and capital gains distributions in cash instead of shares. However, the Service Company will automatically convert a shareholder's distribution option so that the shareholder reinvests all dividends and distributions in additional shares when it learns that the postal or other delivery service is unable to deliver checks or transaction confirmations to the shareholder's address of record. A Fund will hold the returned distribution or redemption proceeds in a non interest-bearing account in the shareholder's name

24688
until the shareholder updates his or her address. Therefore, no interest will accrue on amounts represented by uncashed distribution or redemption checks

                             PRINCIPAL UNDERWRITER

         The Distributor, a subsidiary of The BISYS Group, Inc. is the principal underwriter for each class of shares of each Fund. The Trust has entered into a Principal Underwriting Agreement ("Underwriting Agreement") with the Distributor with respect to each class of each Fund.

         The Distributor, as agent, has agreed to use its best efforts to find purchasers for the shares. The Distributor may retain and employ representatives to promote distribution of the shares and may obtain orders from broker-dealers, and others, acting as principals, for sales of shares to them. The Underwriting Agreement provides that the Distributor will bear the expense of preparing, printing, and distributing advertising and sales literature and prospectuses used by it.

         All subscriptions and sales of shares by the Distributor are at the public offering price of the shares, which is determined in accordance with the provisions of the Declaration of Trust, By-Laws, current prospectuses and SAI. All orders are subject to acceptance by the Trust and the Trust reserves the right, in its sole discretion, to reject any order received. Under the Underwriting Agreement, the Trust is not liable to anyone for failure to accept any order.

         The Distributor has agreed that it will, in all respects, duly comply with all state and federal laws applicable to the sale of the Funds' shares. The Distributor and the Funds have both agreed to indemnify and hold each other harmless and each person who has been, is, or may be a Trustee or officer of the Trust against expenses reasonably incurred by any of them in connection with any claim, action, suit, or proceeding to which any of them may be a party that arises out of or is alleged to arise out of any misrepresentation or omission to state a material fact on the part of the Distributor or any other person for whose acts the Distributor is responsible or is alleged to be responsible, unless such misrepresentation or omission was made in reliance upon written information furnished by the Trust.

         The Underwriting Agreement provides that it will remain in effect as long as its terms and continuance are approved annually (i) by a vote of a majority of the Trust's Independent Trustees, and (ii) by vote of a majority of the Trustees, in each case, cast in person at a meeting called for that purpose.

         The Underwriting Agreement may be terminated, without penalty, on 60 days' written notice by the Board of Trustees or by a vote of a majority of outstanding shares subject to such agreement. The Underwriting Agreement will terminate automatically upon its "assignment," as that term is defined in the 1940 Act.

         From time to time, if, in the Distributor's judgment, it could benefit the sales of shares, the Distributor may provide to selected broker-dealers promotional materials and selling aids, including, but not limited to, personal computers, related software, and data files.


24688

                            ADDITIONAL TAX INFORMATION

REQUIREMENTS FOR QUALIFICATION AS A REGULATED INVESTMENT COMPANY

         Each Fund has qualified and intends to continue to qualify for and elect the tax treatment applicable to a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the
"Code"). (Such qualification does not involve supervision of management or investment practices or policies by the Internal Revenue Service.) In order to qualify as a RIC, a Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to proceeds from securities loans, gains from the sale or other disposition of securities or foreign currencies and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities; and (ii) diversify its holdings so that, at the end of each quarter of its taxable year, (a) at least 50% of the market value of the Fund's total assets is represented by cash, U.S. government securities and other securities limited in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies). By so qualifying, a Fund is not subject to federal income tax if it timely distributes its investment company taxable income and any net realized capital gains. A 4% nondeductible excise tax will be imposed on a Fund to the extent it does not meet certain distribution requirements by the end of each calendar year. Each Fund anticipates meeting such distribution requirements.

TAXES ON DISTRIBUTIONS

         Distributions will be taxable to shareholders whether made in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the NAV of a share of a Fund on the reinvestment date.

         To calculate ordinary income for federal income tax purposes, shareholders must generally include dividends paid by a Fund from its investment company taxable income (net taxable investment income plus net realized short-term capital gains, if any). The Funds will include dividends it receives from domestic corporations when a Fund calculates its gross investment income. The Funds anticipate that all or a portion of ordinary dividends which they pay will qualify for the 70% dividends-received deduction for corporations. A Fund will inform shareholders of the amounts that so qualify.

         From time to time, a Fund will distribute the excess of its net long-term capital gains over its short-term capital losses to shareholders. For federal tax purposes, shareholders must include such distributions when calculating their long-term capital gains. Each Fund will inform its shareholders of the portion, if any, of a long-term capital gain distribution which is subject to tax at the maximum 28% rate and the portion, if any, of a long term capital gain distribution which is subject to tax at the maximum 20% rate. Distributions of long-term capital gains are taxable as such to a shareholder, no matter how long the shareholder has held the shares.

         Distributions by a Fund reduce its NAV. A distribution that reduces a Fund's NAV below a shareholder's cost basis is taxable as described above, although from an investment standpoint, it

24688
is a return of capital. In particular, if a shareholder buys Fund shares just before the Fund makes a distribution, when the Fund makes the distribution the shareholder will receive what is in effect a return of capital. Nevertheless, the shareholder may incur taxes on the distribution. Therefore, shareholders should carefully consider the tax consequences of buying Fund shares just before a distribution.

         All distributions, whether received in shares or cash, must be reported by each shareholder on his or her federal income tax return. Each shareholder should consult a tax advisor to determine the state and local tax implications of Fund distributions.

         If more than 50% of the value of a Fund's total assets at the end of a fiscal year is represented by securities of foreign corporations and a Fund elects to make foreign tax credits available to its shareholders, a shareholder will be required to include in his gross income both cash dividends and the amount the Fund advises him is his pro rata portion of income taxes withheld by foreign governments from interest and dividends paid on a Fund's investments. The shareholder may be entitled, however, to take the amount of such foreign taxes withheld as a credit against his U.S. income tax, or to treat the foreign tax withheld as an itemized deduction from his gross income, if that should be to his advantage. In substance, this policy enables the shareholder to benefit from the same foreign tax credit or deduction that he would have received if he had been the individual owner of foreign securities and had paid foreign income tax on the income therefrom. As in the case of individuals receiving income directly from foreign sources, the credit or deduction is subject to a number of limitations.

TAXES ON THE SALE OR EXCHANGE OF FUND SHARES

         Upon a sale or exchange of Fund shares, a shareholder will realize a taxable gain or loss depending on his or her basis in the shares. A shareholder must treat such gains or losses as a capital gain or loss if the shareholder held the shares as capital assets. Capital gain on assets held for more than 12 months is generally subject to a maximum federal income tax rate of 20% for an individual. Generally, the Code will not allow a shareholder to realize a loss on shares he or she has sold or exchanged and replaced within a 61-day period beginning 30 days before and ending 30 days after he or she sold or exchanged the shares. The Code will treat a shareholder's loss on shares held for six months or less as a long-term capital loss to the extent the shareholder received capital gain dividends on such shares.

     Shareholders who fail to furnish their taxpayer identification numbers to a Fund and to certify as to its correctness and certain other shareholders may be subject to a 31% federal income tax backup withholding requirement on dividends, distributions of capital gains and redemption proceeds paid to them by a Fund. If the withholding provisions are applicable, any such dividends or capital gain distributions to these shareholders, whether taken in cash or reinvested in additional shares, and any redemption proceeds will be reduced by the amounts required to be withheld. Investors may wish to consult their own tax advisors about the applicability of the backup withholding provisions.

OTHER TAX CONSIDERATIONS

     The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). It does not reflect the special tax consequences to certain taxpayers (e.g., banks, insurance companies, tax exempt organizations and foreign persons). Shareholders are encouraged to consult their own tax advisors regarding specific questions relating to federal, state and local tax

24688
consequences of investing in shares of a Fund. Each shareholder who is not a U.S. person should consult his or her tax advisor regarding the U.S. and foreign tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under a tax treaty) on amounts treated as income from U.S. sources under the Code.

                             FINANCIAL INFORMATION

EXPENSES

     The expense information below pertaining to Evergreen Select Equity Index Fund and Evergreen Select Special Equity Fund reflects operations under previous investment advisor and service providers. These two Funds were formerly Equity Index Fund and Special Equity Fund, respectively, portfolios of CoreFunds, Inc. (the "Predecessor Funds"). They were reorganized into Evergreen funds in July 1998. Class Y Shares of the Predecessor Funds were reorganized into Institutional Shares of their respective Evergreen funds. Class A and Class B Shares of the Predecessor Funds were reorganized into Institutional Service Shares of their respective Evergreen funds.

     The table below shows the total dollar amounts paid by each Fund for services rendered during the fiscal periods specified. For more information on specific expenses, see "Investment Advisory and Other Services," "Distribution Plans and Agreements," "Principal Underwriter" and "Purchase, Redemption and Pricing of Shares."



                                                       Institutional       Institutional Service          Charitable
                                       Advisory Fees      12b-1 Fees               12b-1 Fees             12b-1 Fees
1998 Fund Expenses
Strategic Value                           $930,128          N/A                     $334                     N/A
Diversified Value                       $2,181,562          N/A                     $435                     N/A
Large Cap Blend                         $2,031,616          N/A                     $186                     N/A
Common Stock                            $8,171,550          N/A                    $8,623                    N/A
Strategic Growth                        $1,235,649          N/A                    $4,792                    N/A
Equity Income                             $862,925          N/A                     $815                     N/A
Small Company Value                       $208,402          N/A                      $0                      N/A
Social Principles                         $782,703          N/A                     $102                     N/A
Balanced                                $1,954,563          N/A                     $114                     N/A
Equity Index                            $1,139,118          N/A                    $2,000                    N/A
Special Equity                          $1,208,084          N/A                       *                      N/A
Small Cap Growth                          $166,954          N/A                      $0                      N/A

*    See "Distribution Fees" below.

For the period ended June 30, 1998 there were no outstanding Class A or Class B shares of Evergreen Select Equity Index Fund.

24723
                                                        39

Advisory Fee Waivers

     In accordance with voluntary expense limitations in effect during the fiscal period ended June 30, 1998, the Advisor to each of the following Funds voluntarily reimbursed or waived advisory fees, as follows:


Strategic Value                           $132,876
Diversified Value                         $363,594
Large Cap Blend                           $346,847
Common Stock                            $1,350,561
Strategic Growth                          $210,851
Equity Income                             $124,620
Small Company Value                        $58,160
Social Principles                         $129,970
Balanced                                  $325,761
Equity Index                              $686,140
Special Equity                            $518,453

Distribution Fees

     The table below shows the aggregate sales charges payable for the fiscal years ended June 30, 1996, 1997 and 1998 to SEI Investments Distribution Co. ("SEI"), the Predecessor Funds' distributor, with respect to the Predecessor Funds, Class A and Class B shares. The table also shows amounts retained by SEI.


Predecessor Fund         Aggregate Sales Charge Payable to SEI             Amount Retained by SEI
                         1996             1997            1998             1996             1997            1998

Special Equity Fund      $1,933           $39,047         $28,000          $286             $1,529          $28,000
Equity Index Fund        0                $188,470        $320,000         0                $6,846          $320,000

BROKERAGE COMMISSIONS PAID

     The table below shows for each Fund, other than Evergreen Select Special Equity Fund and Evergreen Select Equity Index Fund, the total amounts paid in brokerage commissions during the fiscal period specified.


                                 Total Brokerage
                                   Commission
=============================================== =====================
Fiscal Period Ended June 30, 1998
Strategic Value                                              $145,302
Diversified Value                                          $1,011,341


24723
                                                        40

                                 Total Brokerage
                                   Commission
=============================================== =====================
Large Cap Blend                                              $415,687
Common Stock                                               $1,063,426
Strategic Growth                                             $464,814
Equity Income                                                $269,886
Small Company Value                                          $123,196
Social Principles                                             $88,390
Balanced                                                     $281,280
Small Cap Growth                                              $61,462


                                                                   Percent of
                                               Percent of Total   Transactions
                                  Commission    Commission Pad      Effected
                                Paid to Lieber   to Lieber          by Lieber

Fiscal Period Ended June 30, 1998
Small Company Value                $96,640          78.44%           74.68%


     The table below shows the brokerage commissions paid by the Predecessor Funds of Evergreen Select Special Equity Fund and Evergreen Select Equity Index Fund for the fiscal years ended June 30, 1996, 1997 and 1998.


                                                        Total Brokerage
                                                           Commission

Fiscal Period Ended June 30, 1996
Special Equity Fund                                          $218,638
Equity Index Fund                                             $91,443

Fiscal Period Ended June 30, 1997
Special Equity Fund                                          $138,761
Equity Index Fund                                             $89,787

Fiscal Period Ended June 30, 1998
Special Equity Fund                                          $116,052
Equity Index Fund                                            $102,434


PERFORMANCE DATA

Total Return

     Total return quotations for a class of shares of a Fund as they may appear from time to time in advertisements are calculated by finding the average annual compounded rates of return over one-, five- and ten-year periods, or the time periods for which such class of shares has been outstanding, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount

24723
                                                        41
invested in the class to the ending redeemable value. All dividends and distributions are added to the initial investment and all recurring fees charged to all shareholder accounts are deducted. The ending redeemable value assumes a complete redemption at the end of the relevant periods.

     The average annual total returns for each class of shares of the Funds, other than Class A and Class B shares of Evergreen Select Equity Index Fund, (including applicable sales charges) as of June 30, 1998 are as follows:


Fund/Class                      Since Inception      Inception Date
============================    ===============      ==============
Strategic Value
Institutional Shares                11.95%             11/24/97
Institutional Service Shares         1.68%              3/11/98
Diversified Value
Institutional Shares                10.76%              1/22/98
Institutional Service Shares        (2.19)%             3/31/98
Large Cap Blend
Institutional Shares                14.31%             12/19/97
Institutional Service Shares         2.17%              3/12/98
Charitable Shares                   13.18%             11/24/97
Common Stock
Institutional Shares                12.23%             11/24/97
Institutional Service Shares         6.29%              2/4/98
Strategic Growth                    18.53%             11/24/97
Institutional Shares
Institutional Service Shares         6.29%              2/27/98
Equity Income
Institutional Shares                 3.70%             11/24/97
Institutional Service Shares        (1.16)%             3/11/98
Small Company Value
Institutional Shares                 1.28%             12/23/97
Institutional Service Shares          N/A              12/23/97
Social Principles
Institutional Shares                 6.41%             11/24/97
Institutional Service Shares         1.32%              3/12/98
Charitable Shares                    6.38%             11/24/97
Balanced
Institutional Shares                 7.76%              1/22/98
Institutional Service Shares         1.23%              4/9/98
Small Cap Growth
Institutional Shares                13.76%             12/28/95
Institutional Service Shares          N/A                 N/A


24723
                                                        42

                                                    Ten Years or    Inception
Fund/Class                    One Year Five Years  Since Inception    Date
============================  ======== ==========  ===============   =======
Equity Index
Institutional Shares          29.17%    22.46%         17.46%       2/14/85
Institutional Service Shares  29.17%     N/A           34.23%       10/9/96
Special Equity
Institutional Shares          14.23%     N/A           24.84%       2/21/95
Institutional Service Shares  13.78%     N/A           16.40%       3/15/94

Current Yield

     From time to time, a Fund may quote its yield in advertisements or in reports or other communications to shareholders. Yield quotations are expressed in annualized terms and may be quoted on a compounded basis. Yields are computed by dividing a Fund's interest income (as defined in the SEC yield formula) for a given 30-day or one month period, net of expenses, by the average number of shares entitled to receive distributions during the period, dividing this figure by the Fund's net asset value per share at the end of the period and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. The formula for calculating yield is as follows:

YIELD = 2[(a-b/cd + 1)6-1]

Wherea = Dividends and interest earned during the period b = Expenses accrued for the period (net of reimbursements) c = The average daily number of shares outstanding during the period that were entitled to receive dividends d = The maximum offering price per share on the last day of the period

     Income is calculated for purposes of yield quotations in accordance with standardized methods applicable to all stock and bond funds. Gains and losses generally are excluded from the calculation. Income calculated for purposes of determining a Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yields quoted for a Fund may differ from the rates of distributions the Fund paid over the same period, or the net investment income reported in the Fund's financial statements.

     Yield information is useful in reviewing a Fund's performance, but because yields fluctuate, such information cannot necessarily be used to compare an investment in the Fund's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that yield is a function of the kind and quality of the instruments in a Fund's investment portfolios, portfolio maturity, operating expenses and market conditions.

     It should be recognized that in periods of declining interest rates the yields will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates the yields will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a Fund from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the Fund's investments, thereby reducing the current yield of the Fund. In periods of rising interest rates, the opposite can be expected to occur.


24723
                                                        43

     The yield for the 30-day period ended June 30, 1998 for each class of shares offered by the Funds, other that Class A and Class B shares of Evergreen Select Equity Index Fund, are set forth in the table below:


                                           30-Day Yield

                         Institutional     Institutional
Fund                         Shares       Service Shares    Charitable Shares
Strategic Value              1.40%             1.18%               N/A
Diversified Value            0.94%             0.77%               N/A
Large Cap Blend              0.70%             0.46%              0.70%
Common Stock                 0.93%             0.70%               N/A
Strategic Growth             0.14%            (0.10%)              N/A
Equity Income                2.70%             2.45%               N/A
Small Company Value          0.10%              N/A                N/A
Social Principles            0.14%            (0.10%)             0.14%
Balanced                     3.22%             2.97%               N/A
Small Cap Growth            (0.93%)             N/A                N/A
Special Equity                 0%               0%                 N/A
Equity Index                 1.05%             0.99%               N/A

     Any given yield or total return quotation should not be considered representative of a Fund's yield or total return for any future period.

Non-Standardized Performance

     In addition to the performance information described above, a Fund may provide total return information for designated periods, such as for the most recent six months or most recent twelve months. This total return information is computed as described under "Total Return" above except that no annualization is made.

General

     From time to time, a Fund may quote its performance in advertising and other types of literature as compared to the performance of the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average, Russell 2000 Index, or any other commonly quoted index of common stock prices. The Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average and the Russell 2000 Index are unmanaged indices of selected common stock prices. A Fund's performance may also be compared to those of other mutual funds having similar objectives. This comparative performance would be expressed as a ranking prepared by Lipper Analytical Services, Inc. or similar independent services monitoring mutual fund performance. A Fund's performance will be calculated by assuming, to the extent applicable, reinvestment of all capital gains distributions and income dividends paid. Any such comparisons may be useful to investors who wish to compare a Fund's past performance with that of its competitors. Of course, past performance cannot be a guarantee of future results.



24723
                                                        44

Financial Statements

     The audited financial statements and the reports thereon for each of the Funds, other than Evergreen Select Equity Index Fund and Evergreen Select Special Equity Fund, are hereby incorporated by reference to the Funds' Annual Report. The financial statements for Evergreen Select Equity Index Fund have been audited by Ernst & Young LLP, independent auditors, for the periods from inception through June 30, 1998. The financial statements for Evergreen Select Special Equity Fund have been audited by Ernst & Young LLP for the periods from November 1, 1995 through June 30, 1998 and by the Fund's prior auditor for the periods ended October 31, 1994 through October 31, 1995. A report of Ernst & Young LLP on the financial statements it has audited appears in the Funds' Annual Report which is incorporated by reference. A copy of the Funds' Annual Reports may be obtained without charge from the Service Company by calling toll-free 1-800-343-2898 or by writing to the Service Company at P.O. Box 2121, Boston, Massachusetts 02106-2121.

                              ADDITIONAL INFORMATION

     Except as otherwise stated in its prospectuses or required by law, the Trust reserves the right to change the terms of the offer stated in its prospectuses for each Fund without shareholder approval, including the right to impose or change fees for services provided.

     No dealer, salesman or other person is authorized to give any information or to make any representation not contained in a Fund's prospectus, SAI or in supplemental sales literature issued by the Trust or the Distributor, and no person is entitled to rely on any information or representation not contained therein.

     Each Fund's prospectus and this SAI omit certain information contained in its registration statement, which may be obtained for a fee from the SEC in Washington, D.C.

24723
                                                        45

                          EVERGREEN SELECT EQUITY TRUST

                                     PART C

                                OTHER INFORMATION


Item 24.       Financial Statements and Exhibits

Item 24(a).    Financial Statements

     The financial statements listed below are included in Part A of this Amendment to the Registration Statement.

     Financial Highlights for:

EVERGREEN SELECT STRATEGIC
  VALUE FUND - Institutional Shares     For the period November 24, 1997 (commencement of class operations) through June 30, 1998.

EVERGREEN SELECT STRATEGIC VALUE
  FUND - Institutional Service Shares   For the period March 11, 1998 (commencement of class operations) through June 30, 1998.

EVERGREEN SELECT DIVERSIFIED
  VALUE FUND - Institutional Shares     For the period January 22, 1998 (commencement of class operations) through June 30, 1998.

EVERGREEN SELECT DIVERSIFIED VALUE
  FUND - Institutional Service Shares   For the period March 31, 1998 (commencement of class operations) through June 30, 1998.

EVERGREEN SELECT LARGE CAP BLEND
  FUND - Institutional Shares           For the period December 19, 1997 (commencement of class operations) through June 30, 1998.

EVERGREEN SELECT LARGE CAP BLEND
  FUND - Institutional Service Shares   For the period March 12, 1998 (commencement of class operations) through June 30, 1998.

EVERGREEN SELECT LARGE CAP BLEND
  FUND -  Charitable Shares             For the period November 24, 1997 (commencement of class operations) through June 30, 1998.

EVERGREEN SELECT COMMON STOCK
  FUND - Institutional Shares           For the period November 24, 1997 (commencement of class operations) through June 30, 1998.

EVERGREEN SELECT COMMON STOCK
  FUND - Institutional Service Shares   For the period February 4, 1998 (commencement of class operations) through June 30, 1998.

EVERGREEN SELECT STRATEGIC GROWTH
  FUND - Institutional Shares           For the period November 24, 1997 (commencement of class operations) through June 30, 1998.

EVERGREEN SELECT STRATEGIC GROWTH
  FUND - Institutional Service Shares   For the period February 27, 1998 (commencement of class operations) through June 30, 1998.

EVERGREEN SELECT EQUITY INCOME
  FUND - Institutional Shares           For the period November 24, 1997 (commencement of class operations) through June 30, 1998.

EVERGREEN SELECT EQUITY INCOME
  FUND - Institutional Service Shares   For the period March 11, 1998 (commencement of class operations) through June 30, 1998.

EVERGREEN SELECT SMALL COMPANY
  VALUE FUND - Institutional Shares     For the period December 23, 1997 (commencement of class operations) through June 30, 1998.

EVERGREEN SELECT SOCIAL PRINCIPLES
  FUND - Institutional Shares           For the period November 24, 1997 (commencement of class operations) through June 30, 1998.

EVERGREEN SELECT SOCIAL PRINCIPLES
  FUND - Institutional Service Shares   For the period March 12, 1998 (commencement of class operations) through June 30, 1998.

EVERGREEN SELECT SOCIAL PRINCIPLES
  FUND -  Charitable Shares             For the period November 24, 1997 (commencement of class operations) through June 30, 1998.

EVERGREEN SELECT BALANCED
  FUND - Institutional Shares           For the period January 22, 1998 (commencement of class operations) through June 30, 1998.

EVERGREEN SELECT BALANCED
  FUND - Institutional Service Shares   For the period April 9, 1998 (commencement of class operations) through June 30, 1998.

EVERGREEN SELECT SMALL CAP GROWTH
  FUND - Institutional Shares           For the four-month period ended June 30, 1998; for the year ended February 28, 1998; for the eight-month period ended February 28, 1997; and for the period December 28, 1995
                                       (commencement of class operations) through June 30, 1996.

EVERGREEN SELECT SPECIAL EQUITY
  FUND - Institutional Shares           For the two years ended June 30, 1998; for the seven-month period ended June 30, 1996; for the year ended October 31, 1995; and for the period from March 15, 1994 (commencement of operations) to October 31, 1994.

EVERGREEN SELECT SPECIAL EQUITY FUND
  - Institutional Service Shares        For the two years ended June 30, 1998; for the seven-month period ended June 30, 1996; for the year ended October 31, 1995; and for the period from March 15, 1994 (commencement of operations) to October 31, 1994.

EVERGREEN SELECT EQUITY INDEX
  FUND - Institutional Shares           For the seven years ended June 30, 1998; and for the period from June 1, 1991 (commencement of operations) to June 30, 1991.

EVERGREEN SELECT EQUITY INDEX FUND
  - Institutional Service Shares        For the year ended June 30, 1998; and for the period from October 9, 1996 (commencement of operations) to June 30, 1997.

         The financial statements listed below are incorporated by reference in Part B of this Amendment to the Registration Statement:

  Financial Highlights                        For the same share classes and
                                              periods as included in Part A

  Schedules of Investments                    As of June 30, 1998

  Statements of Assets and                    As of June 30, 1998
    Liabilities

  Statements of Operations                    For the years or periods ended
                                              June 30, 1998

  Statements of Changes in                    For each of the years or periods
    Net Assets                                ended in the two-year period
                                              ended June 30, 1998

   Combined Notes to Financial
       Statements                             As of June 30, 1998

  Independent Auditors' Report                Dated July 31, 1998


Item 24(b).    Exhibits

Exhibit
Number    Description                                            Location
-------   -----------                                            --------
1         Declaration of Trust                                   Incorporated by reference to
                                                                 Registrant's Pre-Effective Amendment No. 2
                                                                 Filed on November 17, 1997

2         By-laws                                                Incorporated by reference to
                                                                 Registrant's Pre-Effective Amendment No. 2
                                                                 Filed on November 17, 1997

3         Not applicable

4 Provisions of instruments defining the rights of holders of the securities being registered are contained in the Declaration of Trust
          Articles II, V, VI, VIII, IX and By-laws
          Articles II and VI included as part of Exhibits
          1 and 2 of this Registration Statement

5(a)      Investment Advisory Agreement between the              Incorporated by reference to
          Registrantand First Union National Bank                Registrant's Post-Effective Amendment No. 4
                                                                 Filed on June 30, 1998

5(b)      Investment Advisory Agreement between the              Incorporated by reference to
          Registrant and Evergreen Asset Management Co.          Registrant's Post-Effective Amendment No. 4
                                                                 Filed on June 30, 1998

5(c)      Investment Advisory Agreement between the              Incorporated by reference to
          Registrant and Keystone Investment Management          Registrant's Post-Effective Amendment No. 4
          Company                                                Filed on June 30, 1998

5(d)      Form of Investment Advisory Agreement between          Incorporated by reference to
          the Registrant and Meridian Investment Company         Registrant's Post-Effective Amendment No. 4
                                                                 Filed on June 30, 1998

6         Principal Underwriting Agreement between the           Incorporated by reference to
          Registrant and Evergreen Distributor, Inc.             Registrant's Post-Effective Amendment No. 4
                                                                 Filed on June 30, 1998

7         Form of Deferred Compensation Plan                     Incorporated by reference to
                                                                 Registrant's Pre-Effective Amendment No. 2
                                                                 Filed on November 17, 1997

8         Custodian Agreement between the Registrant             Incorporated by reference to
          and State Street Bank and Trust Company                Registrant's Post-Effective Amendment No. 4
                                                                 Filed on June 30, 1998

9(a)      Administration Agreement between Evergreen             Incorporated by reference to
          Investment Services, Inc. and the Registrant           Registrant's Post-Effective Amendment No. 4
                                                                 Filed on June 30, 1998

9(b)      Transfer Agent Agreement between the                   Incorporated by reference to
          Registrant and Evergreen Service Company               Registrant's Post-Effective Amendment No. 4
                                                                 Filed on June 30, 1998

10        Opinion and Consent of Sullivan & Worcester LLP        Incorporated by reference to Registrant's
                                                                 Pre-Effective Amendment No. 2 filed on
                                                                 November 17, 1997

11(a)     Consent of KPMG Peat Marwick LLP                       Contained herein

11(b)     Consent of Ernst & Young LLP                           Contained herein

12        Not applicable

13        Not applicable

14        Not applicable

15(a)     12b-1 Distribution Plan for the Institutional          Incorporated by reference to
          Service Shares                                         Registrant's Post-Effective Amendment No. 4
                                                                 Filed on June 30, 1998

15(b)     Form of Distribution Plan of Class A shares            Contained herein
          (Evergreen Select Equity Index Fund)

15(c)     Form of Distribution Plan for Class B shares           Contained herein
          (Evergreen Select Equity Index Fund)

16        Fund Performance Information                           Contained herein

17        Financial Data Schedules                               Contained herein

18        Multiple Class Plan                                    Incorporated by reference to Registrant's
                                                                 Pre-Effective Amendment No. 2 filed
                                                                 on November 17, 1997

19        Powers of Attorney                                     Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment No. 4
                                                                 Filed on June 30, 1998


Item 25.       Persons Controlled by or Under Common Control with Registrant.

     None

Item 26.       Number of Holders of Securities (as of October 1, 1998)

     Evergreen Select Strategic Value Fund
          Institutional Shares                                5
          Institutional Service Shares                       21
     Evergreen Select Diversified Value Fund
          Institutional Shares                                3
          Institutional Service Shares                        3
     Evergreen Select Large Cap Blend Fund
          Institutional Shares                                3
          Institutional Service Shares                        2
          Charitable Shares                                   4
     Evergreen Select Common Stock Fund
          Institutional Shares                                5
          Institutional Service Shares                      243
     Evergreen Select Strategic Growth Fund
          Institutional Shares                               48
          Institutional Service Shares                      732
     Evergreen Select Equity Income Fund
          Institutional Shares                                4
          Institutional Service Shares                       21
     Evergreen Select Small Company Value Fund
          Institutional Shares                                5
          Institutional Service Shares                        0
     Evergreen Select Social Principles Fund
          Institutional Shares                                2
          Institutional Service Shares                        3
          Charitable Shares                                   3
     Evergreen Select Balanced Fund
          Institutional Shares                                2
          Institutional Service Shares                        1
     Evergreen Select Equity Index Fund
          Institutional Shares                            1,252
          Institutional Service Shares                    1,766
          Class A Shares                                      0
          Class B Shares                                      0
     Evergreen Select Special Equity Fund
          Institutional Shares                               10
          Institutional Service Shares                      590
     Evergreen Select Small Cap Growth Fund
          Institutional Shares                               15
          Institutional Service Shares                        0



Item 27.       Indemnification.

     Provisions for the indemnification of the Registrant's Trustees and officers are contained the Registrant's Declaration of Trust, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed on November 17, 1997.

     Provisions for the indemnification of the Registrant's Investment Advisors are contained in their respective Investment Advisory and Management Agreements.

     Provisions for the indemnification of Evergreen Distributor, Inc., the Registrant's principal underwriter, are contained in the Principal Underwriting Agreement between Evergreen Distributor, Inc. and the Registrant, a copy of which is filed herewith.


Item 28.       Business or Other Connections of Investment Advisors.

     The Directors and principal executive officers of First Union National Bank are:

Edward E. Crutchfield, Jr.         Chairman and Chief Executive Officer,
                                   First Union Corporation; Chief Executive
                                   Officer and Chairman, First Union National
                                   Bank

John R. Georgius                   Vice Chairman, First Union Corporation;
                                   Vice Chairman, First Union National Bank

Marion A. Cowell, Jr.              Executive Vice President, Secretary &
                                   General Counsel, First Union Corporation;
                                   Secretary and Executive Vice President,
                                   First Union National Bank

Robert T. Atwood                   Executive Vice President and Chief Financial
                                   Officer, First Union Corporation; Chief
                                   Financial Officer and Executive Vice
                                   President

     All of the above persons are located at the following address: First Union National Bank, One First Union Center, Charlotte, NC 28288.

     The  information  required  by this item with  respect to  Evergreen  Asset
Management Corp. is incorporated by reference to the Form ADV (File No. 801-46522) of Evergreen Asset Management Corp.

     The information required by this item with respect to Evergreen Investment Management Company is incorporated by reference to the Form ADV (File No. 801-5436) of Evergreen Investment Management Company.

     The information required by this item with respect to Meridian Investment Company is incorporated by reference to the Form ADV (File No. 801-23484) of Meridian Investment Company.

Item 29.       Principal Underwriter.

     The Directors and principal executive officers of Evergreen Distributor, Inc. are:

Lynn C. Mangum                     Director, Chairman and Chief Executive
                                   Officer

J. David Huber                     President

Kevin J. Dell                      Vice President, General Counsel and Secretary

     All of the above persons are located at the following address: Evergreen Distributor, Inc., 125 West 55th Street, New York, New York 10019.

     Evergreen Distributor, Inc. acts as principal underwriter for each registered investment company or series thereof that is a part of the Evergreen "fund complex" as such term is defined in Item 22(a) of Schedule 14A under the Securities Exchange Act of 1934.

Item 30.       Location of Accounts and Records.

     All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

     Evergreen Investment Services, Inc., Evergreen Service Company and Keystone Investment Management Company, all located at 200 Berkeley Street, Boston, Massachusetts 02110

     First Union National Bank, One First Union Center, 301 S. College Street, Charlotte, North Carolina 28288

     Evergreen Asset Management Corp., 2500 Westchester Avenue, Purchase, New York 10577

     Iron Mountain, 3431 Sharp Slot Road, Swansea, Massachusetts 02777

     State Street Bank and Trust Company, 2 Heritage Drive, North Quincy, Massachusetts 02171

     Meridian Investment Company, 55 Valley Stream Parkway, Malvern, Pennsylvania 19355

Item 31.       Management Services.

     Not Applicable

Item 32.       Undertakings.

     The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and State of New York, on the 28th day of October, 1998.

                                         EVERGREEN SELECT EQUITY TRUST

                                         By: /s/ William J. Tomko
                                             -----------------------------
                                             Name: William J. Tomko
                                             Title: President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities indicated on the 28th day of October, 1998.

/s/ William J. Tomko                    /s/ Laurence B. Ashkin            /s/ Charles A. Austin, III
-------------------------               -----------------------------     --------------------------------
William J. Tomko                        Laurence B. Ashkin*               Charles A. Austin III*
President amd Treasurer (Principal      Trustee                           Trustee
  Financial and Accounting Officer)

/s/ K. Dun Gifford                      /s/ James S. Howell               /s/ William Walt Pettit
----------------------------            ----------------------------      --------------------------------
K. Dun Gifford*                         James S. Howell*                  William Walt Pettit*
Trustee                                 Trustee                           Trustee

/s/Gerald M. McDonnell                  /s/ Thomas L. McVerry              /s/ Michael S. Scofield
-------------------------------         -----------------------------      --------------------------------
Gerald M. McDonell*                     Thomas L. McVerry*                 Michael S. Scofield*
Trustee                                 Trustee                            Trustee

/s/ David M. Richardson                 /s/ Russell A. Salton, III MD
------------------------------          -------------------------------
David M. Richardson*                    Russell A. Salton, III MD*
Trustee                                 Trustee

/s/ Richard J. Shima
------------------------------
Richard J. Shima*
Trustee


*By: /s/ Catherine E. Foley
-------------------------------
Catherine E. Foley
Attorney-in-Fact


     *Catherine E. Foley, by signing her name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.


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                               INDEX TO EXHIBITS

Exhibit
Number     Exhibit
-------    -------
11(a)      Consent of KPMG Peat Marwick LLP
11(b)      Consent of Ernst & Young LLP

15(b)      Form of Distribution Plan of Class A shares
           (Evergreen Select Equity Index Fund)

15(c)      Form of Distribution Plan for Class B shares
           (Evergreen Select Equity Index Fund)

16         Fund Performance

17         Financial Data Schedules